Vanguard® Core-Plus Bond Index ETF
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (57.6%)
U.S. Government Securities (40.8%)
United States Treasury Note/Bond	1.250%	12/31/2026	111	109
United States Treasury Note/Bond	1.750%	12/31/2026	45	44
United States Treasury Note/Bond	4.250%	12/31/2026	140	141
United States Treasury Note/Bond	4.000%	1/15/2027	151	152
United States Treasury Note/Bond	1.500%	1/31/2027	326	319
United States Treasury Note/Bond	4.125%	1/31/2027	302	304
United States Treasury Note/Bond	2.250%	2/15/2027	88	87
United States Treasury Note/Bond	4.125%	2/15/2027	105	106
United States Treasury Note/Bond	1.125%	2/28/2027	27	26
United States Treasury Note/Bond	1.875%	2/28/2027	100	98
United States Treasury Note/Bond	4.125%	2/28/2027	303	305
United States Treasury Note/Bond	4.250%	3/15/2027	109	110
United States Treasury Note/Bond	0.625%	3/31/2027	44	42
United States Treasury Note/Bond	2.500%	3/31/2027	100	99
United States Treasury Note/Bond	3.875%	3/31/2027	253	254
United States Treasury Note/Bond	4.500%	4/15/2027	270	273
United States Treasury Note/Bond	0.500%	4/30/2027	197	189
United States Treasury Note/Bond	2.750%	4/30/2027	143	142
United States Treasury Note/Bond	3.750%	4/30/2027	316	317
United States Treasury Note/Bond	2.375%	5/15/2027	161	159
United States Treasury Note/Bond	4.500%	5/15/2027	167	169
United States Treasury Note/Bond	0.500%	5/31/2027	91	87
United States Treasury Note/Bond	2.625%	5/31/2027	143	141
United States Treasury Note/Bond	3.875%	5/31/2027	212	213
United States Treasury Note/Bond	4.625%	6/15/2027	175	178
United States Treasury Note/Bond	0.500%	6/30/2027	108	103
United States Treasury Note/Bond	3.250%	6/30/2027	141	141
United States Treasury Note/Bond	3.750%	6/30/2027	212	213
United States Treasury Note/Bond	4.375%	7/15/2027	167	169
United States Treasury Note/Bond	0.375%	7/31/2027	127	121
United States Treasury Note/Bond	2.750%	7/31/2027	139	137
United States Treasury Note/Bond	3.875%	7/31/2027	212	213
United States Treasury Note/Bond	2.250%	8/15/2027	127	125
United States Treasury Note/Bond	3.750%	8/15/2027	175	176
United States Treasury Note/Bond	0.500%	8/31/2027	109	104
United States Treasury Note/Bond	3.125%	8/31/2027	130	129
United States Treasury Note/Bond	3.625%	8/31/2027	212	212
United States Treasury Note/Bond	3.375%	9/15/2027	175	175
United States Treasury Note/Bond	0.375%	9/30/2027	143	136
United States Treasury Note/Bond	3.500%	9/30/2027	202	202
United States Treasury Note/Bond	4.125%	9/30/2027	129	130
United States Treasury Note/Bond	3.875%	10/15/2027	175	176
United States Treasury Note/Bond	0.500%	10/31/2027	139	132
United States Treasury Note/Bond	3.500%	10/31/2027	202	202
United States Treasury Note/Bond	4.125%	10/31/2027	127	128
United States Treasury Note/Bond	2.250%	11/15/2027	129	126
United States Treasury Note/Bond	4.125%	11/15/2027	175	177
United States Treasury Note/Bond	0.625%	11/30/2027	107	101
United States Treasury Note/Bond	3.375%	11/30/2027	204	204
United States Treasury Note/Bond	3.875%	11/30/2027	125	126
United States Treasury Note/Bond	4.000%	12/15/2027	175	177
United States Treasury Note/Bond	0.625%	12/31/2027	162	153
United States Treasury Note/Bond	3.375%	12/31/2027	203	203
United States Treasury Note/Bond	3.875%	12/31/2027	127	128
United States Treasury Note/Bond	4.250%	1/15/2028	175	178
United States Treasury Note/Bond	0.750%	1/31/2028	180	170
United States Treasury Note/Bond	3.500%	1/31/2028	127	127
United States Treasury Note/Bond	2.750%	2/15/2028	179	176
United States Treasury Note/Bond	4.250%	2/15/2028	175	178
United States Treasury Note/Bond	1.125%	2/29/2028	183	174
United States Treasury Note/Bond	4.000%	2/29/2028	126	127
United States Treasury Note/Bond	3.875%	3/15/2028	175	176

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.250%	3/31/2028	165	157
United States Treasury Note/Bond	3.625%	3/31/2028	127	127
United States Treasury Note/Bond	3.750%	4/15/2028	175	176
United States Treasury Note/Bond	1.250%	4/30/2028	181	172
United States Treasury Note/Bond	3.500%	4/30/2028	127	127
United States Treasury Note/Bond	2.875%	5/15/2028	183	180
United States Treasury Note/Bond	3.750%	5/15/2028	175	176
United States Treasury Note/Bond	1.250%	5/31/2028	181	172
United States Treasury Note/Bond	3.625%	5/31/2028	123	123
United States Treasury Note/Bond	3.875%	6/15/2028	175	177
United States Treasury Note/Bond	1.250%	6/30/2028	166	157
United States Treasury Note/Bond	4.000%	6/30/2028	127	128
United States Treasury Note/Bond	3.875%	7/15/2028	175	176
United States Treasury Note/Bond	1.000%	7/31/2028	179	168
United States Treasury Note/Bond	4.125%	7/31/2028	127	129
United States Treasury Note/Bond	2.875%	8/15/2028	185	182
United States Treasury Note/Bond	3.625%	8/15/2028	175	175
United States Treasury Note/Bond	1.125%	8/31/2028	179	168
United States Treasury Note/Bond	4.375%	8/31/2028	139	142
United States Treasury Note/Bond	3.375%	9/15/2028	175	174
United States Treasury Note/Bond	1.250%	9/30/2028	180	169
United States Treasury Note/Bond	4.625%	9/30/2028	100	103
United States Treasury Note/Bond	3.500%	10/15/2028	175	175
United States Treasury Note/Bond	1.375%	10/31/2028	166	156
United States Treasury Note/Bond	4.875%	10/31/2028	157	163
United States Treasury Note/Bond	3.125%	11/15/2028	177	175
United States Treasury Note/Bond	3.500%	11/15/2028	171	171
United States Treasury Note/Bond	5.250%	11/15/2028	23	24
United States Treasury Note/Bond	1.500%	11/30/2028	142	134
United States Treasury Note/Bond	4.375%	11/30/2028	162	166
United States Treasury Note/Bond	3.500%	12/15/2028	100	100
United States Treasury Note/Bond	1.375%	12/31/2028	91	85
United States Treasury Note/Bond	3.750%	12/31/2028	75	75
United States Treasury Note/Bond	1.750%	1/31/2029	64	61
United States Treasury Note/Bond	4.000%	1/31/2029	180	182
United States Treasury Note/Bond	2.625%	2/15/2029	77	75
United States Treasury Note/Bond	1.875%	2/28/2029	64	61
United States Treasury Note/Bond	4.250%	2/28/2029	145	148
United States Treasury Note/Bond	2.375%	3/31/2029	140	135
United States Treasury Note/Bond	4.125%	3/31/2029	198	201
United States Treasury Note/Bond	2.875%	4/30/2029	126	123
United States Treasury Note/Bond	4.625%	4/30/2029	213	220
United States Treasury Note/Bond	2.375%	5/15/2029	144	138
United States Treasury Note/Bond	2.750%	5/31/2029	122	119
United States Treasury Note/Bond	4.500%	5/31/2029	213	219
United States Treasury Note/Bond	3.250%	6/30/2029	121	120
United States Treasury Note/Bond	4.250%	6/30/2029	213	218
United States Treasury Note/Bond	2.625%	7/31/2029	108	104
United States Treasury Note/Bond	4.000%	7/31/2029	213	216
United States Treasury Note/Bond	1.625%	8/15/2029	131	122
United States Treasury Note/Bond	3.125%	8/31/2029	108	106
United States Treasury Note/Bond	3.625%	8/31/2029	213	213
United States Treasury Note/Bond	3.500%	9/30/2029	213	212
United States Treasury Note/Bond	3.875%	9/30/2029	107	108
United States Treasury Note/Bond	4.000%	10/31/2029	105	106
United States Treasury Note/Bond	4.125%	10/31/2029	213	217
United States Treasury Note/Bond	1.750%	11/15/2029	103	96
United States Treasury Note/Bond	3.875%	11/30/2029	104	105
United States Treasury Note/Bond	4.125%	11/30/2029	213	217
United States Treasury Note/Bond	3.875%	12/31/2029	105	106
United States Treasury Note/Bond	4.375%	12/31/2029	206	212
United States Treasury Note/Bond	3.500%	1/31/2030	103	102
United States Treasury Note/Bond	4.250%	1/31/2030	213	218
United States Treasury Note/Bond	1.500%	2/15/2030	175	161
United States Treasury Note/Bond	4.000%	2/28/2030	320	324
United States Treasury Note/Bond	3.625%	3/31/2030	104	104
United States Treasury Note/Bond	4.000%	3/31/2030	213	216
United States Treasury Note/Bond	3.500%	4/30/2030	104	103
United States Treasury Note/Bond	3.875%	4/30/2030	213	215
United States Treasury Note/Bond	0.625%	5/15/2030	239	210

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	3.750%	5/31/2030	103	103
United States Treasury Note/Bond	4.000%	5/31/2030	213	216
United States Treasury Note/Bond	3.750%	6/30/2030	104	104
United States Treasury Note/Bond	3.875%	6/30/2030	213	215
United States Treasury Note/Bond	3.875%	7/31/2030	213	215
United States Treasury Note/Bond	4.000%	7/31/2030	104	105
United States Treasury Note/Bond	0.625%	8/15/2030	307	267
United States Treasury Note/Bond	3.625%	8/31/2030	213	212
United States Treasury Note/Bond	4.125%	8/31/2030	107	109
United States Treasury Note/Bond	3.625%	9/30/2030	213	212
United States Treasury Note/Bond	4.625%	9/30/2030	109	113
United States Treasury Note/Bond	3.625%	10/31/2030	153	152
United States Treasury Note/Bond	4.875%	10/31/2030	109	115
United States Treasury Note/Bond	0.875%	11/15/2030	321	281
United States Treasury Note/Bond	3.500%	11/30/2030	177	175
United States Treasury Note/Bond	4.375%	11/30/2030	115	118
United States Treasury Note/Bond	3.625%	12/31/2030	206	205
United States Treasury Note/Bond	3.750%	12/31/2030	113	113
United States Treasury Note/Bond	4.000%	1/31/2031	113	114
United States Treasury Note/Bond	1.125%	2/15/2031	320	282
United States Treasury Note/Bond	4.250%	2/28/2031	122	125
United States Treasury Note/Bond	4.125%	3/31/2031	126	128
United States Treasury Note/Bond	4.625%	4/30/2031	129	134
United States Treasury Note/Bond	1.625%	5/15/2031	311	279
United States Treasury Note/Bond	4.625%	5/31/2031	129	134
United States Treasury Note/Bond	4.250%	6/30/2031	129	132
United States Treasury Note/Bond	4.125%	7/31/2031	129	131
United States Treasury Note/Bond	1.250%	8/15/2031	342	298
United States Treasury Note/Bond	3.750%	8/31/2031	129	129
United States Treasury Note/Bond	3.625%	9/30/2031	129	128
United States Treasury Note/Bond	4.125%	10/31/2031	129	131
United States Treasury Note/Bond	1.375%	11/15/2031	327	285
United States Treasury Note/Bond	4.125%	11/30/2031	129	131
United States Treasury Note/Bond	4.500%	12/31/2031	129	134
United States Treasury Note/Bond	4.375%	1/31/2032	129	133
United States Treasury Note/Bond	1.875%	2/15/2032	319	285
United States Treasury Note/Bond	4.125%	2/29/2032	129	131
United States Treasury Note/Bond	4.125%	3/31/2032	129	131
United States Treasury Note/Bond	4.000%	4/30/2032	129	130
United States Treasury Note/Bond	2.875%	5/15/2032	307	290
United States Treasury Note/Bond	4.125%	5/31/2032	129	131
United States Treasury Note/Bond	4.000%	6/30/2032	129	130
United States Treasury Note/Bond	4.000%	7/31/2032	129	130
United States Treasury Note/Bond	2.750%	8/15/2032	272	254
United States Treasury Note/Bond	3.875%	8/31/2032	130	130
United States Treasury Note/Bond	3.875%	9/30/2032	129	129
United States Treasury Note/Bond	3.750%	10/31/2032	113	112
United States Treasury Note/Bond	4.125%	11/15/2032	281	284
United States Treasury Note/Bond	3.750%	11/30/2032	130	129
United States Treasury Note/Bond	3.875%	12/31/2032	130	130
United States Treasury Note/Bond	3.500%	2/15/2033	259	252
United States Treasury Note/Bond	3.375%	5/15/2033	292	281
United States Treasury Note/Bond	3.875%	8/15/2033	318	316
United States Treasury Note/Bond	4.500%	11/15/2033	336	347
United States Treasury Note/Bond	4.000%	2/15/2034	352	351
United States Treasury Note/Bond	4.375%	5/15/2034	354	362
United States Treasury Note/Bond	3.875%	8/15/2034	354	349
United States Treasury Note/Bond	4.250%	11/15/2034	354	358
United States Treasury Note/Bond	4.625%	2/15/2035	345	359
United States Treasury Note/Bond	4.250%	5/15/2035	306	309
United States Treasury Note/Bond	4.250%	8/15/2035	303	306
United States Treasury Note/Bond	4.000%	11/15/2035	239	236
United States Treasury Note/Bond	4.500%	2/15/2036	25	26
United States Treasury Note/Bond	4.750%	2/15/2037	15	16
United States Treasury Note/Bond	5.000%	5/15/2037	19	20
United States Treasury Note/Bond	4.375%	2/15/2038	20	20
United States Treasury Note/Bond	4.250%	5/15/2039	35	34
United States Treasury Note/Bond	4.500%	8/15/2039	36	36
United States Treasury Note/Bond	4.375%	11/15/2039	39	38
United States Treasury Note/Bond	4.625%	2/15/2040	39	39

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.125%	5/15/2040	121	77
United States Treasury Note/Bond	4.375%	5/15/2040	37	36
United States Treasury Note/Bond	1.125%	8/15/2040	134	84
United States Treasury Note/Bond	3.875%	8/15/2040	37	34
United States Treasury Note/Bond	1.375%	11/15/2040	93	60
United States Treasury Note/Bond	4.250%	11/15/2040	37	36
United States Treasury Note/Bond	1.875%	2/15/2041	227	159
United States Treasury Note/Bond	4.750%	2/15/2041	39	40
United States Treasury Note/Bond	2.250%	5/15/2041	131	97
United States Treasury Note/Bond	4.375%	5/15/2041	37	36
United States Treasury Note/Bond	1.750%	8/15/2041	195	132
United States Treasury Note/Bond	3.750%	8/15/2041	37	33
United States Treasury Note/Bond	2.000%	11/15/2041	184	129
United States Treasury Note/Bond	3.125%	11/15/2041	39	32
United States Treasury Note/Bond	2.375%	2/15/2042	145	107
United States Treasury Note/Bond	3.125%	2/15/2042	40	33
United States Treasury Note/Bond	3.000%	5/15/2042	37	30
United States Treasury Note/Bond	3.250%	5/15/2042	126	105
United States Treasury Note/Bond	2.750%	8/15/2042	41	32
United States Treasury Note/Bond	3.375%	8/15/2042	112	95
United States Treasury Note/Bond	2.750%	11/15/2042	68	52
United States Treasury Note/Bond	4.000%	11/15/2042	113	104
United States Treasury Note/Bond	3.125%	2/15/2043	55	45
United States Treasury Note/Bond	3.875%	2/15/2043	113	102
United States Treasury Note/Bond	2.875%	5/15/2043	90	70
United States Treasury Note/Bond	3.875%	5/15/2043	112	101
United States Treasury Note/Bond	3.625%	8/15/2043	67	58
United States Treasury Note/Bond	4.375%	8/15/2043	125	120
United States Treasury Note/Bond	3.750%	11/15/2043	68	60
United States Treasury Note/Bond	4.750%	11/15/2043	125	125
United States Treasury Note/Bond	3.625%	2/15/2044	71	61
United States Treasury Note/Bond	4.500%	2/15/2044	125	121
United States Treasury Note/Bond	3.375%	5/15/2044	67	55
United States Treasury Note/Bond	4.625%	5/15/2044	125	123
United States Treasury Note/Bond	3.125%	8/15/2044	86	68
United States Treasury Note/Bond	4.125%	8/15/2044	125	115
United States Treasury Note/Bond	3.000%	11/15/2044	72	56
United States Treasury Note/Bond	4.625%	11/15/2044	125	123
United States Treasury Note/Bond	2.500%	2/15/2045	104	74
United States Treasury Note/Bond	4.750%	2/15/2045	125	125
United States Treasury Note/Bond	3.000%	5/15/2045	41	32
United States Treasury Note/Bond	5.000%	5/15/2045	125	129
United States Treasury Note/Bond	2.875%	8/15/2045	57	43
United States Treasury Note/Bond	4.875%	8/15/2045	125	126
United States Treasury Note/Bond	3.000%	11/15/2045	74	56
United States Treasury Note/Bond	4.625%	11/15/2045	86	84
United States Treasury Note/Bond	2.500%	2/15/2046	81	56
United States Treasury Note/Bond	2.500%	5/15/2046	82	57
United States Treasury Note/Bond	2.250%	8/15/2046	105	69
United States Treasury Note/Bond	2.875%	11/15/2046	36	27
United States Treasury Note/Bond	3.000%	2/15/2047	71	54
United States Treasury Note/Bond	3.000%	5/15/2047	57	43
United States Treasury Note/Bond	2.750%	8/15/2047	94	67
United States Treasury Note/Bond	2.750%	11/15/2047	94	67
United States Treasury Note/Bond	3.000%	2/15/2048	109	81
United States Treasury Note/Bond	3.125%	5/15/2048	121	92
United States Treasury Note/Bond	3.000%	8/15/2048	129	96
United States Treasury Note/Bond	3.375%	11/15/2048	130	103
United States Treasury Note/Bond	3.000%	2/15/2049	141	104
United States Treasury Note/Bond	2.875%	5/15/2049	139	100
United States Treasury Note/Bond	2.250%	8/15/2049	127	80
United States Treasury Note/Bond	2.375%	11/15/2049	122	79
United States Treasury Note/Bond	2.000%	2/15/2050	148	87
United States Treasury Note/Bond	1.250%	5/15/2050	179	86
United States Treasury Note/Bond	1.375%	8/15/2050	199	98
United States Treasury Note/Bond	1.625%	11/15/2050	197	104
United States Treasury Note/Bond	1.875%	2/15/2051	218	122
United States Treasury Note/Bond	2.375%	5/15/2051	219	138
United States Treasury Note/Bond	2.000%	8/15/2051	217	125
United States Treasury Note/Bond	1.875%	11/15/2051	202	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	2/15/2052	184	112
	United States Treasury Note/Bond	2.875%	5/15/2052	177	124
	United States Treasury Note/Bond	3.000%	8/15/2052	166	119
	United States Treasury Note/Bond	4.000%	11/15/2052	166	144
	United States Treasury Note/Bond	3.625%	2/15/2053	166	135
	United States Treasury Note/Bond	3.625%	5/15/2053	166	135
	United States Treasury Note/Bond	4.125%	8/15/2053	184	163
	United States Treasury Note/Bond	4.750%	11/15/2053	197	194
	United States Treasury Note/Bond	4.250%	2/15/2054	202	183
	United States Treasury Note/Bond	4.625%	5/15/2054	202	195
	United States Treasury Note/Bond	4.250%	8/15/2054	202	183
	United States Treasury Note/Bond	4.500%	11/15/2054	202	191
	United States Treasury Note/Bond	4.625%	2/15/2055	202	195
	United States Treasury Note/Bond	4.750%	5/15/2055	212	209
	United States Treasury Note/Bond	4.750%	8/15/2055	209	206
	United States Treasury Note/Bond	4.625%	11/15/2055	67	65
					41,238
Agency Bonds and Notes (0.4%)
	Federal Farm Credit Banks	3.500%	11/10/2027	50	50
	Federal Home Loan Banks	4.000%	3/10/2027	50	50
	Federal Home Loan Banks	4.500%	3/10/2028	50	51
	Federal Home Loan Banks	4.750%	12/13/2030	35	37
[1,2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	50	55
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	40	46
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	35	40
[2]	Federal National Mortgage Assn.	0.750%	10/8/2027	75	71
	Tennessee Valley Authority	5.250%	9/15/2039	50	53
					453
Conventional Mortgage-Backed Securities (16.4%)
[1,3]	Ginnie Mae II Pool	2.000%	7/20/2051–1/15/2056	492	407
[1,3]	Ginnie Mae II Pool	2.500%	7/20/2051–1/15/2056	480	414
[1,3]	Ginnie Mae II Pool	3.000%	8/20/2051–1/15/2056	471	423
[1,3]	Ginnie Mae II Pool	3.500%	11/20/2045–1/15/2056	387	356
[1,3]	Ginnie Mae II Pool	4.000%	10/20/2052–1/15/2056	279	265
[1,3]	Ginnie Mae II Pool	4.500%	10/20/2052–1/15/2056	402	393
[1,3]	Ginnie Mae II Pool	5.000%	7/20/2053–1/15/2056	587	587
[1,3]	Ginnie Mae II Pool	5.500%	9/20/2053–1/15/2056	682	689
[1,3]	Ginnie Mae II Pool	6.000%	7/20/2054–1/15/2056	683	696
[1,3]	Ginnie Mae II Pool	6.500%	12/20/2055–1/15/2056	120	125
[1,2]	UMBS Pool	1.500%	2/1/2041	55	46
[1,2,3]	UMBS Pool	2.000%	9/1/2036–1/25/2056	3,174	2,661
[1,2,3]	UMBS Pool	2.500%	5/1/2037–1/25/2056	1,891	1,640
[1,2,3]	UMBS Pool	3.000%	3/1/2038–1/25/2056	1,309	1,183
[1,2,3]	UMBS Pool	3.500%	9/1/2042–2/25/2056	795	740
[1,2,3]	UMBS Pool	4.000%	10/1/2052–2/25/2056	675	644
[1,2,3]	UMBS Pool	4.500%	1/25/2041–1/25/2056	599	588
[1,2,3]	UMBS Pool	5.000%	9/1/2040–1/25/2056	1,112	1,114
[1,2,3]	UMBS Pool	5.500%	8/1/2053–1/25/2056	1,412	1,439
[1,2,3]	UMBS Pool	6.000%	11/1/2053–1/25/2056	1,457	1,504
[1,2,3]	UMBS Pool	6.500%	8/1/2054–1/25/2056	604	632
					16,546
Total U.S. Government and Agency Obligations (Cost $58,321)					58,237
Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
[1]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	100	104
[1]	BANK Series 2022-BNK39	3.181%	2/15/2055	75	68
[1]	BANK Series 2024-5YR8	5.884%	8/15/2057	30	32
[1]	BANK Series 2025-BNK51	5.544%	12/25/2067	10	10
[1]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	40	42
[1]	BBCMS Mortgage Trust Series 2025-C39	5.492%	12/15/2058	10	10
[1]	BBCMS Mortgage Trust Series 2025-C39	5.808%	12/15/2058	10	10
[1]	Benchmark Mortgage Trust Series 2018-B7	4.241%	5/15/2053	67	67
[1]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	50	45
[1]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	25	25
[1]	Benchmark Mortgage Trust Series 2023-B40	6.054%	12/15/2056	25	27
[1]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	100	104
[1]	BMW Vehicle Lease Trust Series 2025-2	3.970%	9/25/2028	20	20
[1]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	85	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	45	47
[1,2]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/2032	119	122
[1,2]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	40	40
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	150	145
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	25	24
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	80	82
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K552	4.092%	11/25/2030	20	20
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	140	144
[1,2]	FHLMC Multifamily Structured Pass-Through Certificates Series K763	4.170%	10/25/2032	40	40
[1]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	60	60
[1]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	25	26
[1]	Hyundai Auto Receivables Trust Series 2025-C	4.130%	1/15/2032	30	30
[1]	Morgan Stanley Capital I Trust Series 2020-HR8	3.714%	7/15/2053	30	26
[1]	Santander Drive Auto Receivables Trust Series 2025-4	4.170%	4/15/2030	25	25
[1]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	30	30
[1]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	15	15
[1]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	15	15
[1]	Wells Fargo Commercial Mortgage Trust Series 2021-C60	2.342%	8/15/2054	63	56
[1]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.503%	12/15/2058	10	10
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,608)					1,608
Corporate Bonds (31.0%)
Communications (3.1%)
[4]	Advantage Sales & Marketing Inc.	6.500%	11/15/2028	2	2
[4]	Allen Media LLC	10.500%	2/15/2028	2	1
	Alphabet Inc.	4.000%	5/15/2030	5	5
	Alphabet Inc.	1.100%	8/15/2030	5	4
	Alphabet Inc.	4.500%	5/15/2035	5	5
	Alphabet Inc.	4.700%	11/15/2035	25	25
	Alphabet Inc.	1.900%	8/15/2040	155	105
	Alphabet Inc.	2.050%	8/15/2050	5	3
	Alphabet Inc.	5.250%	5/15/2055	10	9
	Alphabet Inc.	2.250%	8/15/2060	10	5
	Alphabet Inc.	5.700%	11/15/2075	10	10
[4]	Altice Financing SA	9.625%	7/15/2027	3	2
[4]	Altice Financing SA	5.000%	1/15/2028	5	3
[4]	Altice Financing SA	5.750%	8/15/2029	3	2
[4]	Altice France Lux 3	10.000%	1/15/2033	4	4
[4]	Altice France SA	9.500%	11/1/2029	6	6
[4]	Altice France SA	6.875%	10/15/2030	2	2
[4]	Altice France SA	6.500%	10/15/2031	2	2
[4]	Altice France SA	6.500%	4/15/2032	4	4
[4]	Altice France SA	6.875%	7/15/2032	2	2
[4]	AMC Networks Inc.	10.250%	1/15/2029	3	3
[4]	AMC Networks Inc.	10.500%	7/15/2032	2	2
	America Movil SAB de CV	3.625%	4/22/2029	2	2
	America Movil SAB de CV	2.875%	5/7/2030	2	2
	America Movil SAB de CV	4.700%	7/21/2032	3	3
	America Movil SAB de CV	5.000%	1/20/2033	3	3
	America Movil SAB de CV	6.125%	11/15/2037	3	3
	America Movil SAB de CV	6.125%	3/30/2040	3	3
	America Movil SAB de CV	4.375%	7/16/2042	2	2
	America Movil SAB de CV	4.375%	4/22/2049	2	2
[4]	ANGI Group LLC	3.875%	8/15/2028	1	1
[4]	APLD ComputeCo LLC	9.250%	12/15/2030	7	7
	AppLovin Corp.	5.375%	12/1/2031	5	5
	AppLovin Corp.	5.500%	12/1/2034	5	5
[4]	Arches Buyer Inc.	4.250%	6/1/2028	1	1
[4]	Arches Buyer Inc.	6.125%	12/1/2028	2	2
	AT&T Inc.	2.300%	6/1/2027	5	5
	AT&T Inc.	1.650%	2/1/2028	5	5
[1]	AT&T Inc.	4.100%	2/15/2028	5	5
	AT&T Inc.	4.350%	3/1/2029	5	5
[1]	AT&T Inc.	4.300%	2/15/2030	5	5
	AT&T Inc.	4.700%	8/15/2030	56	57
	AT&T Inc.	2.750%	6/1/2031	205	188
	AT&T Inc.	2.250%	2/1/2032	5	4
	AT&T Inc.	2.550%	12/1/2033	5	4
	AT&T Inc.	5.400%	2/15/2034	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.500%	5/15/2035	5	5
	AT&T Inc.	4.900%	11/1/2035	5	5
	AT&T Inc.	5.250%	3/1/2037	5	5
	AT&T Inc.	4.900%	8/15/2037	5	5
	AT&T Inc.	6.550%	2/15/2039	33	36
	AT&T Inc.	3.500%	6/1/2041	10	8
	AT&T Inc.	4.300%	12/15/2042	14	12
	AT&T Inc.	4.650%	6/1/2044	5	4
	AT&T Inc.	4.350%	6/15/2045	5	4
	AT&T Inc.	5.550%	11/1/2045	5	5
	AT&T Inc.	4.750%	5/15/2046	5	4
	AT&T Inc.	4.550%	3/9/2049	5	4
	AT&T Inc.	3.650%	6/1/2051	5	3
	AT&T Inc.	3.500%	9/15/2053	10	7
	AT&T Inc.	5.700%	11/1/2054	5	5
	AT&T Inc.	3.550%	9/15/2055	10	7
	AT&T Inc.	3.800%	12/1/2057	10	7
	AT&T Inc.	3.650%	9/15/2059	10	7
	Baidu Inc.	2.375%	8/23/2031	20	18
[4]	Banijay Entertainment SAS	8.125%	5/1/2029	1	1
[4]	Beasley Mezzanine Holdings LLC	9.200%	8/1/2028	2	1
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/2034	5	5
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/2049	5	4
	Bell Telephone Co. of Canada or Bell Canada	6.875%	9/15/2055	2	2
	Bell Telephone Co. of Canada or Bell Canada	7.000%	9/15/2055	4	4
	Belo Corp.	7.750%	6/1/2027	1	1
[4]	Block Communications Inc.	4.875%	3/1/2028	1	1
	British Telecommunications plc	9.625%	12/15/2030	5	6
[4]	British Telecommunications plc	4.250%	11/23/2081	4	4
[4]	British Telecommunications plc	4.875%	11/23/2081	1	1
[4]	Cable One Inc.	4.000%	11/15/2030	2	1
[4]	Cablevision Lightpath LLC	3.875%	9/15/2027	1	1
[4]	Cablevision Lightpath LLC	5.625%	9/15/2028	1	1
[4]	Cars.com Inc.	6.375%	11/1/2028	1	1
[4]	CCO Holdings LLC	5.125%	5/1/2027	9	9
[4]	CCO Holdings LLC	5.000%	2/1/2028	12	12
[4]	CCO Holdings LLC	5.375%	6/1/2029	9	9
[4]	CCO Holdings LLC	6.375%	9/1/2029	7	7
[4]	CCO Holdings LLC	4.750%	3/1/2030	4	4
[4]	CCO Holdings LLC	4.500%	8/15/2030	3	3
[4]	CCO Holdings LLC	4.250%	2/1/2031	9	8
[4]	CCO Holdings LLC	7.375%	3/1/2031	1	1
[4]	CCO Holdings LLC	4.750%	2/1/2032	3	3
	CCO Holdings LLC	4.500%	5/1/2032	9	8
[4]	CCO Holdings LLC	4.500%	6/1/2033	10	9
[4]	CCO Holdings LLC	4.250%	1/15/2034	8	7
	Charter Communications Operating LLC	2.250%	1/15/2029	5	5
	Charter Communications Operating LLC	5.050%	3/30/2029	5	5
	Charter Communications Operating LLC	6.100%	6/1/2029	5	5
	Charter Communications Operating LLC	2.300%	2/1/2032	10	9
	Charter Communications Operating LLC	6.650%	2/1/2034	50	53
	Charter Communications Operating LLC	6.384%	10/23/2035	5	5
	Charter Communications Operating LLC	5.850%	12/1/2035	5	5
	Charter Communications Operating LLC	3.500%	6/1/2041	5	3
	Charter Communications Operating LLC	6.484%	10/23/2045	5	5
	Charter Communications Operating LLC	5.375%	5/1/2047	5	4
	Charter Communications Operating LLC	5.750%	4/1/2048	5	4
	Charter Communications Operating LLC	5.125%	7/1/2049	19	15
	Charter Communications Operating LLC	4.800%	3/1/2050	5	4
	Charter Communications Operating LLC	3.700%	4/1/2051	5	3
	Charter Communications Operating LLC	3.900%	6/1/2052	5	3
	Charter Communications Operating LLC	3.850%	4/1/2061	5	3
[4]	Cipher Compute LLC	7.125%	11/15/2030	5	5
[4]	Clear Channel Outdoor Holdings Inc.	7.750%	4/15/2028	5	5
[4]	Clear Channel Outdoor Holdings Inc.	7.500%	6/1/2029	4	4
[4]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	2	2
[4]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	4	4
[4]	CMG Media Corp.	8.875%	6/18/2029	2	2
[4]	Cogent Communications Group LLC	7.000%	6/15/2027	6	6
[4]	Cogent Communications Group LLC	6.500%	7/1/2032	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	2.650%	2/1/2030	5	5
	Comcast Corp.	3.400%	4/1/2030	5	5
	Comcast Corp.	4.250%	10/15/2030	5	5
	Comcast Corp.	1.950%	1/15/2031	5	4
	Comcast Corp.	1.500%	2/15/2031	5	4
	Comcast Corp.	4.250%	1/15/2033	5	5
	Comcast Corp.	7.050%	3/15/2033	5	6
	Comcast Corp.	5.300%	5/15/2035	5	5
	Comcast Corp.	6.500%	11/15/2035	75	83
	Comcast Corp.	4.600%	10/15/2038	5	5
	Comcast Corp.	3.250%	11/1/2039	5	4
	Comcast Corp.	3.400%	7/15/2046	5	3
	Comcast Corp.	3.969%	11/1/2047	5	4
	Comcast Corp.	4.700%	10/15/2048	5	4
	Comcast Corp.	3.999%	11/1/2049	5	4
	Comcast Corp.	3.450%	2/1/2050	5	3
	Comcast Corp.	2.800%	1/15/2051	5	3
	Comcast Corp.	2.887%	11/1/2051	5	3
	Comcast Corp.	5.350%	5/15/2053	5	4
	Comcast Corp.	5.650%	6/1/2054	5	5
	Comcast Corp.	2.937%	11/1/2056	16	9
	Comcast Corp.	2.987%	11/1/2063	10	5
[4]	Connect Finco Sarl	9.000%	9/15/2029	6	6
[4]	Connect Holding II LLC	10.500%	4/3/2031	7	7
[4]	Cox Communications Inc.	3.500%	8/15/2027	5	5
[4]	Cox Communications Inc.	5.450%	9/15/2028	5	5
[4]	Cox Communications Inc.	5.700%	6/15/2033	5	5
[4]	Cox Communications Inc.	2.950%	10/1/2050	5	3
[4]	CSC Holdings LLC	5.500%	4/15/2027	7	6
[4]	CSC Holdings LLC	5.375%	2/1/2028	7	5
[4]	CSC Holdings LLC	7.500%	4/1/2028	3	2
[4]	CSC Holdings LLC	11.250%	5/15/2028	4	3
[4]	CSC Holdings LLC	11.750%	1/31/2029	7	5
[4]	CSC Holdings LLC	6.500%	2/1/2029	1	1
[4]	CSC Holdings LLC	5.750%	1/15/2030	8	3
[4]	CSC Holdings LLC	3.375%	2/15/2031	6	4
[4]	CSC Holdings LLC	4.500%	11/15/2031	4	2
[4]	CSC Holdings LLC	5.000%	11/15/2031	4	1
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	5	6
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	5	6
[4]	Directv Financing LLC	5.875%	8/15/2027	10	10
[4]	Directv Financing LLC	8.875%	2/1/2030	10	10
[4]	Directv Financing LLC	10.000%	2/15/2031	4	4
[1]	Discovery Communications LLC	3.950%	3/20/2028	2	2
[1]	Discovery Communications LLC	4.125%	5/15/2029	3	3
[1]	Discovery Communications LLC	3.625%	5/15/2030	4	4
[1]	Discovery Communications LLC	5.000%	9/20/2037	3	2
[1]	Discovery Communications LLC	6.350%	6/1/2040	5	4
[4]	DISH DBS Corp.	5.250%	12/1/2026	11	11
	DISH DBS Corp.	7.375%	7/1/2028	5	5
[4]	DISH DBS Corp.	5.750%	12/1/2028	10	10
	DISH DBS Corp.	5.125%	6/1/2029	1	1
[4]	Dotdash Meredith Inc.	7.625%	6/15/2032	1	1
[1]	EchoStar Corp.	10.750%	11/30/2029	18	20
	EchoStar Corp.	6.750%	11/30/2030	6	6
	Embarq LLC	7.995%	6/1/2036	4	2
[4]	EW Scripps Co.	9.875%	8/15/2030	1	1
[4]	Fibercop SpA	6.375%	11/15/2033	6	6
[4]	Fibercop SpA	6.000%	9/30/2034	2	2
	Fox Corp.	4.709%	1/25/2029	10	10
	Fox Corp.	6.500%	10/13/2033	5	5
	Fox Corp.	5.576%	1/25/2049	5	5
[4]	Frontier Communications Holdings LLC	5.000%	5/1/2028	4	4
[4]	Frontier Communications Holdings LLC	6.750%	5/1/2029	2	2
[4]	Frontier Communications Holdings LLC	8.625%	3/15/2031	14	15
[1]	Frontier Florida LLC	6.860%	2/1/2028	2	2
[4]	GCI LLC	4.750%	10/15/2028	2	2
[4]	Getty Images Inc.	14.000%	3/1/2028	1	1
[4]	Getty Images Inc.	11.250%	2/21/2030	2	2
[4]	Getty Images Inc.	10.500%	11/15/2030	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Go Daddy Operating Co. LLC	5.250%	12/1/2027	3	3
[4]	Go Daddy Operating Co. LLC	3.500%	3/1/2029	3	3
[4]	Gray Media Inc.	10.500%	7/15/2029	1	1
[4]	Gray Media Inc.	4.750%	10/15/2030	4	3
[4]	Gray Media Inc.	5.375%	11/15/2031	4	3
[4]	Gray Media Inc.	9.625%	7/15/2032	1	1
[4]	Gray Media Inc.	7.250%	8/15/2033	6	6
	Grupo Televisa SAB	5.000%	5/13/2045	5	3
	Grupo Televisa SAB	6.125%	1/31/2046	5	4
[4]	iHeartCommunications Inc.	4.750%	1/15/2028	2	2
[4]	iHeartCommunications Inc.	9.125%	5/1/2029	4	4
[4]	iHeartCommunications Inc.	7.750%	8/15/2030	1	1
[4]	iHeartCommunications Inc.	7.000%	1/15/2031	2	2
[4]	Iliad Holding SAS	7.000%	10/15/2028	5	5
[4]	Iliad Holding SAS	8.500%	4/15/2031	1	1
[4]	Iliad Holding SAS	7.000%	4/15/2032	3	3
	Koninklijke KPN NV	8.375%	10/1/2030	5	6
	Lamar Media Corp.	4.875%	1/15/2029	4	4
	Lamar Media Corp.	4.000%	2/15/2030	1	1
	Lamar Media Corp.	3.625%	1/15/2031	2	2
[4]	Lamar Media Corp.	5.375%	11/1/2033	1	1
[4]	LCPR Senior Secured Financing DAC	6.750%	10/15/2027	5	3
[4]	LCPR Senior Secured Financing DAC	5.125%	7/15/2029	1	1
[4]	Level 3 Financing Inc.	4.250%	7/1/2028	2	2
[4]	Level 3 Financing Inc.	3.625%	1/15/2029	3	3
[4]	Level 3 Financing Inc.	4.875%	6/15/2029	3	3
[4]	Level 3 Financing Inc.	3.750%	7/15/2029	1	1
[4]	Level 3 Financing Inc.	6.875%	6/30/2033	2	2
[4]	Level 3 Financing Inc.	7.000%	3/31/2034	5	5
[4]	Lumen Technologies Inc.	4.500%	1/15/2029	3	3
[4]	Lumen Technologies Inc.	4.125%	4/15/2029	1	1
[4]	Lumen Technologies Inc.	5.375%	6/15/2029	1	1
[1]	Lumen Technologies Inc.	7.600%	9/15/2039	1	1
[4]	Match Group Holdings II LLC	5.000%	12/15/2027	1	1
[4]	Match Group Holdings II LLC	3.625%	10/1/2031	6	5
[4]	McGraw-Hill Education Inc.	5.750%	8/1/2028	4	4
[4]	McGraw-Hill Education Inc.	8.000%	8/1/2029	4	4
[4]	McGraw-Hill Education Inc.	7.375%	9/1/2031	1	1
[4]	Meituan	4.500%	5/5/2031	5	5
	Meta Platforms Inc.	3.500%	8/15/2027	13	13
	Meta Platforms Inc.	4.300%	8/15/2029	6	6
	Meta Platforms Inc.	4.800%	5/15/2030	5	5
	Meta Platforms Inc.	4.200%	11/15/2030	25	25
	Meta Platforms Inc.	3.850%	8/15/2032	10	10
	Meta Platforms Inc.	4.750%	8/15/2034	5	5
	Meta Platforms Inc.	4.875%	11/15/2035	33	33
	Meta Platforms Inc.	5.500%	11/15/2045	12	12
	Meta Platforms Inc.	4.450%	8/15/2052	5	4
	Meta Platforms Inc.	5.600%	5/15/2053	39	37
	Meta Platforms Inc.	5.400%	8/15/2054	5	5
	Meta Platforms Inc.	5.750%	5/15/2063	5	5
	Meta Platforms Inc.	5.550%	8/15/2064	5	5
	Meta Platforms Inc.	5.750%	11/15/2065	15	14
[4]	Midcontinent Communications	8.000%	8/15/2032	2	2
[4]	Neptune Bidco US Inc.	9.290%	4/15/2029	12	12
[4]	Neptune Bidco US Inc.	10.375%	5/15/2031	1	1
	Netflix Inc.	5.875%	11/15/2028	5	5
[4]	Netflix Inc.	4.875%	6/15/2030	5	5
	Netflix Inc.	5.400%	8/15/2054	5	5
[4]	Newfold Digital Holdings Group Inc.	11.750%	4/30/2029	4	2
[4]	Nexstar Media Inc.	4.750%	11/1/2028	3	3
[4]	NTT Finance Corp.	5.104%	7/2/2027	5	5
	Orange SA	9.000%	3/1/2031	13	16
	Orange SA	5.500%	2/6/2044	5	5
[4]	Outfront Media Capital LLC	5.000%	8/15/2027	4	4
[4]	Outfront Media Capital LLC	4.250%	1/15/2029	1	1
[4]	Outfront Media Capital LLC	7.375%	2/15/2031	4	4
	Paramount Global	4.950%	1/15/2031	5	5
	Paramount Global	5.850%	9/1/2043	5	4
	Paramount Global	4.950%	5/19/2050	24	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	6.250%	2/28/2057	4	4
	Paramount Global	6.375%	3/30/2062	1	1
[4]	Playtika Holding Corp.	4.250%	3/15/2029	2	2
[4]	ROBLOX Corp.	3.875%	5/1/2030	3	3
	Rogers Communications Inc.	3.200%	3/15/2027	5	5
	Rogers Communications Inc.	3.800%	3/15/2032	5	5
	Rogers Communications Inc.	4.300%	2/15/2048	5	4
	Rogers Communications Inc.	4.550%	3/15/2052	5	4
	Rogers Communications Inc.	7.000%	4/15/2055	4	4
	Rogers Communications Inc.	7.125%	4/15/2055	3	3
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	5	5
[4]	Scripps Escrow II Inc.	5.375%	1/15/2031	1	1
[4]	SES AMERICOM Inc.	5.300%	3/25/2044	1	1
[4]	Sinclair Television Group Inc.	5.500%	3/1/2030	1	1
[4]	Sinclair Television Group Inc.	4.375%	12/31/2032	2	2
[4]	Sinclair Television Group Inc.	8.125%	2/15/2033	2	2
[4]	Sinclair Television Group Inc.	9.750%	2/15/2033	2	2
[4]	Sirius XM Radio LLC	5.000%	8/1/2027	2	2
[4]	Sirius XM Radio LLC	4.000%	7/15/2028	3	3
[4]	Sirius XM Radio LLC	5.500%	7/1/2029	8	8
[4]	Sirius XM Radio LLC	4.125%	7/1/2030	4	4
[4]	Sirius XM Radio LLC	3.875%	9/1/2031	7	6
[4]	Snap Inc.	6.875%	3/1/2033	5	5
[4]	Snap Inc.	6.875%	3/15/2034	1	1
	Sprint Capital Corp.	6.875%	11/15/2028	50	54
	Sprint Capital Corp.	8.750%	3/15/2032	5	6
[4]	Stagwell Global LLC	5.625%	8/15/2029	3	3
[4]	Sunrise FinCo I BV	4.875%	7/15/2031	4	4
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	5	5
	TCI Communications Inc.	7.125%	2/15/2028	5	5
	TEGNA Inc.	4.625%	3/15/2028	8	8
	TEGNA Inc.	5.000%	9/15/2029	3	3
[1]	Telecom Argentina SA	9.500%	7/18/2031	1	1
[1]	Telecom Argentina SA	9.250%	5/28/2033	2	2
	Telecom Italia Capital SA	6.000%	9/30/2034	3	3
	Telecom Italia Capital SA	7.200%	7/18/2036	3	3
	Telefonica Emisiones SA	7.045%	6/20/2036	10	11
	Telefonica Europe BV	8.250%	9/15/2030	5	6
[1]	TELUS Corp.	6.625%	10/15/2055	1	1
	TELUS Corp.	7.000%	10/15/2055	3	3
[1]	Tencent Holdings Ltd.	3.925%	1/19/2038	60	56
	Time Warner Cable LLC	7.300%	7/1/2038	5	5
	Time Warner Cable LLC	6.750%	6/15/2039	5	5
	Time Warner Cable LLC	5.875%	11/15/2040	10	9
	Time Warner Cable LLC	4.500%	9/15/2042	6	5
	T-Mobile USA Inc.	3.750%	4/15/2027	5	5
	T-Mobile USA Inc.	2.050%	2/15/2028	5	5
	T-Mobile USA Inc.	4.950%	3/15/2028	20	20
	T-Mobile USA Inc.	4.800%	7/15/2028	5	5
	T-Mobile USA Inc.	3.375%	4/15/2029	75	73
	T-Mobile USA Inc.	3.875%	4/15/2030	10	10
	T-Mobile USA Inc.	2.550%	2/15/2031	55	50
	T-Mobile USA Inc.	5.050%	7/15/2033	5	5
	T-Mobile USA Inc.	5.150%	4/15/2034	5	5
	T-Mobile USA Inc.	4.700%	1/15/2035	23	23
	T-Mobile USA Inc.	5.300%	5/15/2035	5	5
	T-Mobile USA Inc.	4.375%	4/15/2040	5	4
	T-Mobile USA Inc.	3.000%	2/15/2041	5	4
	T-Mobile USA Inc.	4.500%	4/15/2050	12	10
	T-Mobile USA Inc.	3.300%	2/15/2051	5	3
	T-Mobile USA Inc.	3.400%	10/15/2052	5	3
	T-Mobile USA Inc.	5.650%	1/15/2053	5	5
	T-Mobile USA Inc.	5.750%	1/15/2054	5	5
	T-Mobile USA Inc.	3.600%	11/15/2060	5	3
[1]	Total Play Telecomunicaciones SA de CV	11.125%	12/31/2032	2	2
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	5	4
	Uber Technologies Inc.	4.800%	9/15/2034	10	10
	Uber Technologies Inc.	4.800%	9/15/2035	5	5
[4]	Uniti Group LP	4.750%	4/15/2028	6	6
[4]	Uniti Group LP	6.500%	2/15/2029	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Univision Communications Inc.	8.000%	8/15/2028	8	8
[4]	Univision Communications Inc.	4.500%	5/1/2029	8	8
[4]	Univision Communications Inc.	7.375%	6/30/2030	2	2
[4]	Univision Communications Inc.	8.500%	7/31/2031	4	4
[4]	Univision Communications Inc.	9.375%	8/1/2032	2	2
	VeriSign Inc.	2.700%	6/15/2031	5	4
	Verizon Communications Inc.	2.100%	3/22/2028	5	5
	Verizon Communications Inc.	4.329%	9/21/2028	205	207
	Verizon Communications Inc.	3.875%	2/8/2029	5	5
	Verizon Communications Inc.	4.016%	12/3/2029	32	32
	Verizon Communications Inc.	3.150%	3/22/2030	5	5
	Verizon Communications Inc.	1.680%	10/30/2030	5	4
	Verizon Communications Inc.	7.750%	12/1/2030	120	138
	Verizon Communications Inc.	1.750%	1/20/2031	5	4
	Verizon Communications Inc.	2.550%	3/21/2031	33	30
	Verizon Communications Inc.	2.355%	3/15/2032	10	9
	Verizon Communications Inc.	4.750%	1/15/2033	5	5
	Verizon Communications Inc.	4.500%	8/10/2033	5	5
	Verizon Communications Inc.	4.400%	11/1/2034	55	53
	Verizon Communications Inc.	4.780%	2/15/2035	5	5
	Verizon Communications Inc.	5.250%	4/2/2035	5	5
	Verizon Communications Inc.	5.850%	9/15/2035	25	27
	Verizon Communications Inc.	4.272%	1/15/2036	5	5
[4]	Verizon Communications Inc.	5.401%	7/2/2037	5	5
	Verizon Communications Inc.	2.650%	11/20/2040	10	7
	Verizon Communications Inc.	3.400%	3/22/2041	5	4
	Verizon Communications Inc.	2.850%	9/3/2041	5	4
	Verizon Communications Inc.	4.862%	8/21/2046	5	4
	Verizon Communications Inc.	5.500%	3/16/2047	5	5
	Verizon Communications Inc.	2.875%	11/20/2050	20	12
	Verizon Communications Inc.	3.550%	3/22/2051	5	3
	Verizon Communications Inc.	5.500%	2/23/2054	5	5
	Verizon Communications Inc.	2.987%	10/30/2056	5	3
	Verizon Communications Inc.	3.000%	11/20/2060	5	3
	Verizon Communications Inc.	3.700%	3/22/2061	5	3
[4]	Versant Media Group Inc.	7.250%	1/30/2031	3	3
[4]	Viasat Inc.	5.625%	4/15/2027	2	2
[4]	Viasat Inc.	6.500%	7/15/2028	4	4
[4]	Viasat Inc.	7.500%	5/30/2031	1	1
[4]	Virgin Media Finance plc	5.000%	7/15/2030	6	5
[4]	Virgin Media Secured Finance plc	4.500%	8/15/2030	5	5
[4]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/2028	3	3
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	2	2
[4]	Vmed O2 UK Financing I plc	4.750%	7/15/2031	5	5
[4]	Vmed O2 UK Financing I plc	7.750%	4/15/2032	3	3
[4]	Vmed O2 UK Financing I plc	6.750%	1/15/2033	4	4
	Vodafone Group plc	6.150%	2/27/2037	50	54
	Vodafone Group plc	4.875%	6/19/2049	5	4
	Vodafone Group plc	5.750%	6/28/2054	5	5
	Vodafone Group plc	5.875%	6/28/2064	5	5
	Vodafone Group plc	7.000%	4/4/2079	3	3
	Vodafone Group plc	4.125%	6/4/2081	4	4
	Vodafone Group plc	5.125%	6/4/2081	3	2
[4]	VZ Secured Financing BV	5.000%	1/15/2032	1	1
[4]	VZ Secured Financing BV	7.500%	1/15/2033	2	2
	Walt Disney Co.	2.000%	9/1/2029	5	5
	Walt Disney Co.	2.650%	1/13/2031	5	5
	Walt Disney Co.	6.150%	2/15/2041	5	5
	Walt Disney Co.	2.750%	9/1/2049	5	3
	Walt Disney Co.	4.700%	3/23/2050	5	4
	Walt Disney Co.	3.600%	1/13/2051	5	4
	Walt Disney Co.	3.800%	5/13/2060	5	4
[1]	Warnermedia Holdings Inc.	3.755%	3/15/2027	2	2
[1]	Warnermedia Holdings Inc.	4.054%	3/15/2029	6	6
[1]	Warnermedia Holdings Inc.	4.279%	3/15/2032	5	4
[1]	Warnermedia Holdings Inc.	5.050%	3/15/2042	9	6
[1]	Warnermedia Holdings Inc.	5.141%	3/15/2052	4	3
[4]	Windstream Services LLC	8.250%	10/1/2031	6	6
[4]	Windstream Services LLC	7.500%	10/15/2033	8	8
[4]	WULF Compute LLC	7.750%	10/15/2030	9	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Zegona Finance plc	8.625%	7/15/2029	7	7
[4]	Ziff Davis Inc.	4.625%	10/15/2030	1	1
[4]	Ziggo Bond Co. BV	5.125%	2/28/2030	4	4
[4]	Ziggo BV	4.875%	1/15/2030	4	4
[4]	ZipRecruiter Inc.	5.000%	1/15/2030	2	2
					3,130
Consumer Discretionary (2.7%)
[4]	1011778 BC ULC	3.875%	1/15/2028	2	2
[4]	1011778 BC ULC	4.375%	1/15/2028	7	7
[4]	1011778 BC ULC	3.500%	2/15/2029	4	4
[4]	1011778 BC ULC	4.000%	10/15/2030	10	10
[4]	Academy Ltd.	6.000%	11/15/2027	2	2
[4]	ACProducts Holdings Inc.	6.375%	5/15/2029	2	1
[4]	Acushnet Co.	5.625%	12/1/2033	1	1
[4]	Adams Homes Inc.	9.250%	10/15/2028	1	1
[4]	Adient Global Holdings Ltd.	8.250%	4/15/2031	2	2
[4]	Adient Global Holdings Ltd.	7.500%	2/15/2033	3	3
[4]	ADT Security Corp.	4.125%	8/1/2029	5	5
[4]	ADT Security Corp.	5.875%	10/15/2033	4	4
[4]	Adtalem Global Education Inc.	5.500%	3/1/2028	1	1
	Advance Auto Parts Inc.	1.750%	10/1/2027	2	2
	Advance Auto Parts Inc.	3.900%	4/15/2030	4	4
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	3	3
	Advance Auto Parts Inc.	3.500%	3/15/2032	2	2
[4]	Affinity Interactive	6.875%	12/15/2027	2	1
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	50	51
[4]	Allied Universal Holdco LLC	4.625%	6/1/2028	7	7
[4]	Allied Universal Holdco LLC	6.000%	6/1/2029	5	5
[4]	Allied Universal Holdco LLC	6.875%	6/15/2030	4	4
[4]	Allied Universal Holdco LLC	7.875%	2/15/2031	3	3
	Amazon.com Inc.	3.150%	8/22/2027	5	5
	Amazon.com Inc.	4.550%	12/1/2027	5	5
	Amazon.com Inc.	1.500%	6/3/2030	25	23
	Amazon.com Inc.	2.100%	5/12/2031	25	23
	Amazon.com Inc.	3.600%	4/13/2032	57	55
	Amazon.com Inc.	4.700%	12/1/2032	15	15
	Amazon.com Inc.	3.875%	8/22/2037	5	5
	Amazon.com Inc.	4.050%	8/22/2047	10	8
	Amazon.com Inc.	2.500%	6/3/2050	114	68
	Amazon.com Inc.	3.100%	5/12/2051	17	11
	Amazon.com Inc.	5.450%	11/20/2055	52	51
	Amazon.com Inc.	4.250%	8/22/2057	2	2
	Amazon.com Inc.	3.250%	5/12/2061	5	3
[4]	AMC Entertainment Holdings Inc.	7.500%	2/15/2029	1	1
[4]	Amer Sports Co.	6.750%	2/16/2031	2	2
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	6	6
[4]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	2	2
[4]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	2	2
	American Honda Finance Corp.	4.900%	3/12/2027	5	5
	American Honda Finance Corp.	4.700%	1/12/2028	5	5
[4]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	2	2
[4]	AMN Healthcare Inc.	4.000%	4/15/2029	3	3
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	5	3
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	5	4
	Aptiv Swiss Holdings Ltd.	6.875%	12/15/2054	2	2
[4]	Asbury Automotive Group Inc.	5.000%	2/15/2032	4	4
[4]	Ashton Woods USA LLC	4.625%	8/1/2029	3	3
[4]	Ashton Woods USA LLC	4.625%	4/1/2030	2	2
[4]	Aston Martin Capital Holdings Ltd.	10.000%	3/31/2029	3	3
	AutoNation Inc.	4.750%	6/1/2030	15	15
	Bath & Body Works Inc.	7.500%	6/15/2029	7	7
	Bath & Body Works Inc.	6.950%	3/1/2033	5	5
	Bath & Body Works Inc.	6.750%	7/1/2036	2	2
[4]	BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer Inc.	9.500%	7/1/2032	1	1
[4]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	7	7
	Beazer Homes USA Inc.	7.250%	10/15/2029	1	1
[4]	Beazer Homes USA Inc.	7.500%	3/15/2031	1	1
[4]	Belron UK Finance plc	5.750%	10/15/2029	3	3
	Block Financial LLC	5.375%	9/15/2032	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bloomin' Brands Inc.	5.125%	4/15/2029	1	1
[4]	BlueLinx Holdings Inc.	6.000%	11/15/2029	1	1
[4]	BMW US Capital LLC	4.900%	4/2/2029	5	5
[4]	BMW US Capital LLC	3.625%	4/18/2029	5	5
[4]	BMW US Capital LLC	4.650%	8/13/2029	5	5
[4]	BMW US Capital LLC	2.550%	4/1/2031	5	5
[4]	BMW US Capital LLC	1.950%	8/12/2031	5	4
[4]	BMW US Capital LLC	5.150%	8/11/2033	5	5
	BorgWarner Inc.	2.650%	7/1/2027	5	5
	BorgWarner Inc.	4.375%	3/15/2045	5	4
[4]	Boyd Gaming Corp.	4.750%	6/15/2031	3	3
[4]	Boyne USA Inc.	4.750%	5/15/2029	2	2
[4]	Brightstar Lottery plc	5.250%	1/15/2029	6	6
[4]	Brinker International Inc.	8.250%	7/15/2030	1	1
[4]	Brink's Co.	6.500%	6/15/2029	1	1
[4]	Brink's Co.	6.750%	6/15/2032	2	2
[4]	Brookfield Residential Properties Inc.	5.000%	6/15/2029	2	2
[4]	Brookfield Residential Properties Inc.	4.875%	2/15/2030	1	1
[1]	Brown University	2.924%	9/1/2050	10	7
	Brunswick Corp.	4.400%	9/15/2032	6	6
[4]	Builders FirstSource Inc.	4.250%	2/1/2032	9	9
[4]	Builders FirstSource Inc.	6.750%	5/15/2035	3	3
[4]	Caesars Entertainment Inc.	4.625%	10/15/2029	8	8
[4]	Caesars Entertainment Inc.	7.000%	2/15/2030	3	3
[4]	Caesars Entertainment Inc.	6.000%	10/15/2032	3	3
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/2028	3	2
[4]	Carnival Corp.	5.875%	6/15/2031	3	3
[4]	Carnival Corp.	5.750%	8/1/2032	11	11
[4]	Carnival Corp.	6.125%	2/15/2033	9	9
[4]	Carriage Services Inc.	4.250%	5/15/2029	1	1
[4]	Carvana Co.	9.000%	6/1/2030	4	4
[4]	Carvana Co.	9.000%	6/1/2031	7	8
[4]	CD&R Smokey Buyer Inc.	9.500%	10/15/2029	2	2
	Central Garden & Pet Co.	5.125%	2/1/2028	2	2
	Central Garden & Pet Co.	4.125%	10/15/2030	1	1
[4]	Central Garden & Pet Co.	4.125%	4/30/2031	1	1
[4]	Century Communities Inc.	3.875%	8/15/2029	3	3
[4]	Century Communities Inc.	6.625%	9/15/2033	1	1
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	1	1
[4]	Champions Financing Inc.	8.750%	2/15/2029	2	2
[4]	Churchill Downs Inc.	5.750%	4/1/2030	4	4
[4]	Churchill Downs Inc.	6.750%	5/1/2031	3	3
[4]	Cimpress plc	7.375%	9/15/2032	2	2
[4]	Cinemark USA Inc.	5.250%	7/15/2028	7	7
[4]	Cinemark USA Inc.	7.000%	8/1/2032	3	3
[4]	Clarios Global LP	6.750%	5/15/2028	3	3
[4]	Clarios Global LP	6.750%	2/15/2030	3	3
[4]	Clarios Global LP	6.750%	9/15/2032	3	3
[4]	Cooper-Standard Automotive Inc.	5.625%	5/15/2027	1	1
	CoreCivic Inc.	4.750%	10/15/2027	1	1
	CoreCivic Inc.	8.250%	4/15/2029	1	1
[1]	Cornell University	4.169%	6/15/2030	25	25
[4]	Cornerstone Building Brands Inc.	9.500%	8/15/2029	2	1
[4]	Cougar JV Subsidiary LLC	8.000%	5/15/2032	3	3
[4]	CP Atlas Buyer Inc.	9.750%	7/15/2030	2	2
[4]	Crocs Inc.	4.250%	3/15/2029	1	1
[4]	Crocs Inc.	4.125%	8/15/2031	1	1
	Dana Inc.	4.500%	2/15/2032	1	1
[4]	Deluxe Corp.	8.125%	9/15/2029	3	3
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	5	4
[4]	Dornoch Debt Merger Sub Inc.	6.625%	10/15/2029	2	2
[4]	Dream Finders Homes Inc.	8.250%	8/15/2028	1	1
[4]	Dream Finders Homes Inc.	6.875%	9/15/2030	1	1
[1]	Duke University	2.832%	10/1/2055	5	3
	eBay Inc.	3.650%	5/10/2051	5	4
[4]	Empire Communities Corp.	9.750%	5/1/2029	1	1
[1]	Falabella SA	3.375%	1/15/2032	13	12
	Ferguson Enterprises Inc.	4.350%	3/15/2031	5	5
[4]	Fertitta Entertainment LLC	4.625%	1/15/2029	2	2
[4]	Fertitta Entertainment LLC	6.750%	1/15/2030	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ford Foundation	2.815%	6/1/2070	5	3
	Ford Motor Co.	3.250%	2/12/2032	25	22
	Ford Motor Co.	6.100%	8/19/2032	5	5
	Ford Motor Co.	4.750%	1/15/2043	5	4
	Ford Motor Co.	5.291%	12/8/2046	5	4
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	6	6
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	32	34
[4]	Forestar Group Inc.	6.500%	3/15/2033	2	2
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	5	5
[4]	Forvia SE	8.000%	6/15/2030	1	1
[4]	Forvia SE	6.750%	9/15/2033	2	2
[4]	Full House Resorts Inc.	8.250%	2/15/2028	2	2
[4]	FXI Holdings Inc.	14.000%	11/15/2029	2	1
[4]	FXI Holdings Inc.	11.000%	11/15/2030	2	2
[4]	Gap Inc.	3.625%	10/1/2029	1	1
[4]	Gap Inc.	3.875%	10/1/2031	3	3
[4]	Garda World Security Corp.	7.750%	2/15/2028	1	1
[4]	Garda World Security Corp.	6.000%	6/1/2029	4	4
[4]	Garda World Security Corp.	6.500%	1/15/2031	2	2
[4]	Garda World Security Corp.	8.250%	8/1/2032	1	1
[4]	Garda World Security Corp.	8.375%	11/15/2032	2	2
[4]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	2	2
	General Motors Co.	5.350%	4/15/2028	5	5
	General Motors Co.	5.000%	10/1/2028	200	204
	General Motors Co.	6.600%	4/1/2036	5	5
	General Motors Co.	6.250%	10/2/2043	5	5
	General Motors Co.	5.200%	4/1/2045	5	4
	General Motors Financial Co. Inc.	5.350%	7/15/2027	15	15
	General Motors Financial Co. Inc.	5.050%	4/4/2028	8	8
	General Motors Financial Co. Inc.	5.800%	6/23/2028	20	21
	General Motors Financial Co. Inc.	4.200%	10/27/2028	18	18
	General Motors Financial Co. Inc.	5.550%	7/15/2029	5	5
	General Motors Financial Co. Inc.	4.900%	10/6/2029	5	5
	General Motors Financial Co. Inc.	5.350%	1/7/2030	5	5
	General Motors Financial Co. Inc.	2.350%	1/8/2031	8	7
	General Motors Financial Co. Inc.	6.100%	1/7/2034	5	5
	General Motors Financial Co. Inc.	5.950%	4/4/2034	5	5
	General Motors Financial Co. Inc.	5.450%	9/6/2034	5	5
[4]	Genting New York LLC	7.250%	10/1/2029	2	2
	GEO Group Inc.	8.625%	4/15/2029	3	3
	GEO Group Inc.	10.250%	4/15/2031	2	2
	George Washington University	4.868%	9/15/2045	10	9
[1]	Georgetown University	4.315%	4/1/2049	25	21
[1]	Georgetown University	5.215%	10/1/2118	10	9
[4]	Gildan Activewear Inc.	4.700%	10/7/2030	10	10
[4]	Global Auto Holdings Ltd.	8.375%	1/15/2029	5	5
[4]	Global Auto Holdings Ltd.	11.500%	8/15/2029	1	1
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	4	4
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	3	3
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	1	1
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	3	3
[4]	Graham Holdings Co.	5.625%	12/1/2033	1	1
	Grand Canyon University	5.125%	10/1/2028	2	2
[4]	Great Canadian Gaming Corp.	8.750%	11/15/2029	2	2
	Griffon Corp.	5.750%	3/1/2028	4	4
[4]	Group 1 Automotive Inc.	4.000%	8/15/2028	2	2
	Hasbro Inc.	6.050%	5/14/2034	5	5
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	4	4
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	2	2
	Hilton Domestic Operating Co. Inc.	4.875%	1/15/2030	1	1
[4]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	1	1
[4]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/2032	5	5
[4]	Hilton Domestic Operating Co. Inc.	6.125%	4/1/2032	3	3
[4]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	7	7
[4]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	3	3
[4]	Hilton Grand Vacations Borrower LLC	5.000%	6/1/2029	4	4
[4]	Hilton Grand Vacations Borrower LLC	4.875%	7/1/2031	1	1
[4]	Hilton Grand Vacations Borrower LLC	6.625%	1/15/2032	1	1
	Home Depot Inc.	4.875%	6/25/2027	5	5
	Home Depot Inc.	4.950%	6/25/2034	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	5.875%	12/16/2036	5	5
	Home Depot Inc.	5.950%	4/1/2041	5	5
	Home Depot Inc.	4.200%	4/1/2043	5	4
	Home Depot Inc.	4.875%	2/15/2044	10	9
	Home Depot Inc.	4.500%	12/6/2048	5	4
	Home Depot Inc.	3.350%	4/15/2050	5	4
	Home Depot Inc.	5.300%	6/25/2054	10	10
	Honda Motor Co. Ltd.	2.534%	3/10/2027	5	5
	Honda Motor Co. Ltd.	5.337%	7/8/2035	10	10
[4]	Hyundai Capital America	5.300%	3/19/2027	10	10
[4]	Hyundai Capital America	6.100%	9/21/2028	10	10
[4]	Hyundai Capital America	6.375%	4/8/2030	10	11
[4]	Hyundai Capital America	5.100%	6/24/2030	10	10
[4]	Hyundai Capital America	5.400%	3/29/2032	5	5
[4]	Hyundai Capital America	5.400%	6/23/2032	55	57
[1]	Hyundai Capital Services Inc.	5.125%	2/5/2027	13	13
[4]	IHO Verwaltungs GmbH	6.375%	5/15/2029	4	4
[4]	IHO Verwaltungs GmbH	8.000%	11/15/2032	1	1
[4]	Installed Building Products Inc.	5.750%	2/1/2028	1	1
[4]	Jacobs Entertainment Inc.	6.750%	2/15/2029	1	1
[4]	Jaguar Land Rover Automotive plc	5.875%	1/15/2028	3	3
[4]	Jaguar Land Rover Automotive plc	5.500%	7/15/2029	3	3
[4]	James Hardie International Finance DAC	5.000%	1/15/2028	3	3
	JD.com Inc.	3.375%	1/14/2030	30	29
[4]	JELD-WEN Inc.	4.875%	12/15/2027	4	3
[1]	Johns Hopkins University	4.705%	7/1/2032	5	5
[4]	K. Hovnanian Enterprises Inc.	8.000%	4/1/2031	1	1
[4]	K. Hovnanian Enterprises Inc.	8.375%	10/1/2033	2	2
	KB Home	6.875%	6/15/2027	3	3
	KB Home	4.800%	11/15/2029	1	1
	KB Home	7.250%	7/15/2030	1	1
	KB Home	4.000%	6/15/2031	1	1
[4]	Ken Garff Automotive LLC	4.875%	9/15/2028	6	6
[4]	KFC Holding Co.	4.750%	6/1/2027	11	11
[4]	Kingpin Intermediate Holdings LLC	7.250%	10/15/2032	1	1
[4]	Kohl's Corp.	10.000%	6/1/2030	5	6
	Kohl's Corp.	5.125%	5/1/2031	2	2
[4]	Kontoor Brands Inc.	4.125%	11/15/2029	1	1
[4]	Korn Ferry	4.625%	12/15/2027	1	1
	Las Vegas Sands Corp.	3.900%	8/8/2029	10	10
[4]	LBM Acquisition LLC	6.250%	1/15/2029	2	2
[4]	LBM Acquisition LLC	9.500%	6/15/2031	3	3
[4]	LCM Investments Holdings II LLC	4.875%	5/1/2029	4	4
[4]	LCM Investments Holdings II LLC	8.250%	8/1/2031	1	1
	Lear Corp.	5.250%	5/15/2049	5	5
	Leggett & Platt Inc.	3.500%	11/15/2051	32	21
	Leland Stanford Junior University	3.647%	5/1/2048	5	4
[4]	Levi Strauss & Co.	3.500%	3/1/2031	1	1
[1]	LG Energy Solution Ltd.	5.750%	9/25/2028	12	12
[4]	LGI Homes Inc.	8.750%	12/15/2028	1	1
[4]	LGI Homes Inc.	4.000%	7/15/2029	3	3
[4]	LGI Homes Inc.	7.000%	11/15/2032	2	2
	Liberty Interactive LLC	8.250%	2/1/2030	1	—
[4]	Life Time Inc.	6.000%	11/15/2031	1	1
[4]	Light & Wonder International Inc.	7.250%	11/15/2029	3	3
[4]	Light & Wonder International Inc.	6.250%	10/1/2033	3	3
[4]	Lindblad Expeditions LLC	7.000%	9/15/2030	2	2
[4]	Lithia Motors Inc.	4.625%	12/15/2027	2	2
[4]	Lithia Motors Inc.	5.500%	10/1/2030	2	2
[4]	Lithia Motors Inc.	4.375%	1/15/2031	4	4
[4]	Live Nation Entertainment Inc.	6.500%	5/15/2027	2	2
[4]	Live Nation Entertainment Inc.	4.750%	10/15/2027	1	1
[4]	Live Nation Entertainment Inc.	3.750%	1/15/2028	2	2
	Lowe's Cos. Inc.	1.300%	4/15/2028	5	5
	Lowe's Cos. Inc.	4.850%	10/15/2035	5	5
	Lowe's Cos. Inc.	4.650%	4/15/2042	5	5
	Lowe's Cos. Inc.	4.050%	5/3/2047	5	4
	Lowe's Cos. Inc.	4.250%	4/1/2052	5	4
	Lowe's Cos. Inc.	5.625%	4/15/2053	5	5
	Lowe's Cos. Inc.	4.450%	4/1/2062	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	5.800%	9/15/2062	5	5
	M/I Homes Inc.	3.950%	2/15/2030	1	1
[4]	Macy's Retail Holdings LLC	6.125%	3/15/2032	3	3
	Macy's Retail Holdings LLC	4.500%	12/15/2034	2	2
	Macy's Retail Holdings LLC	5.125%	1/15/2042	2	2
[4]	MajorDrive Holdings IV LLC	6.375%	6/1/2029	2	1
	Marriott International Inc.	5.000%	10/15/2027	7	7
	Marriott International Inc.	5.100%	4/15/2032	5	5
	Marriott International Inc.	5.350%	3/15/2035	10	10
	Marriott International Inc.	5.500%	4/15/2037	5	5
[4]	Marriott Ownership Resorts Inc.	4.500%	6/15/2029	4	4
[4]	Marriott Ownership Resorts Inc.	6.500%	10/1/2033	1	1
	Masco Corp.	2.000%	2/15/2031	5	4
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	5	3
	Massachusetts Institute of Technology	3.067%	4/1/2052	5	3
	Massachusetts Institute of Technology	5.618%	6/1/2055	25	26
	Massachusetts Institute of Technology	5.600%	7/1/2111	10	10
[4]	Masterbrand Inc.	7.000%	7/15/2032	2	2
[4]	Mattamy Group Corp.	4.625%	3/1/2030	2	2
[4]	Matthews International Corp.	8.625%	10/1/2027	1	1
[4]	Mavis Tire Express Services Topco Corp.	6.500%	5/15/2029	2	2
[1]	McDonald's Corp.	5.700%	2/1/2039	7	7
[1]	McDonald's Corp.	3.700%	2/15/2042	5	4
[1]	McDonald's Corp.	4.875%	12/9/2045	5	5
[1]	McDonald's Corp.	4.450%	3/1/2047	5	4
[1]	McDonald's Corp.	3.625%	9/1/2049	10	7
[4]	Melco Resorts Finance Ltd.	5.750%	7/21/2028	4	4
[4]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	4	4
[4]	Mercedes-Benz Finance North America LLC	5.250%	11/29/2027	5	5
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	9	11
[4]	Meritage Homes Corp.	3.875%	4/15/2029	20	20
[4]	Merlin Entertainments Group US Holdings Inc.	7.375%	2/15/2031	3	3
[4]	MGM China Holdings Ltd.	4.750%	2/1/2027	2	2
[4]	MGM China Holdings Ltd.	7.125%	6/26/2031	2	2
	MGM Resorts International	4.750%	10/15/2028	6	6
	MGM Resorts International	6.125%	9/15/2029	3	3
[4]	Michaels Cos. Inc.	5.250%	5/1/2028	4	4
[4]	Michaels Cos. Inc.	7.875%	5/1/2029	3	3
[4]	Midwest Gaming Borrower LLC	4.875%	5/1/2029	2	2
[4]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	2	2
[4]	MIWD Holdco II LLC	5.500%	2/1/2030	2	2
	Mohawk Industries Inc.	5.850%	9/18/2028	5	5
[4]	Mohegan Tribal Gaming Authority	8.250%	4/15/2030	3	3
[4]	Mohegan Tribal Gaming Authority	11.875%	4/15/2031	2	2
[4]	Motion Bondco DAC	6.625%	11/15/2027	3	3
[4]	NCL Corp. Ltd.	6.250%	3/1/2030	3	3
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	3	3
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	2	2
[4]	NCL Corp. Ltd.	6.250%	9/15/2033	4	4
[4]	NCL Finance Ltd.	6.125%	3/15/2028	6	6
[4]	New Home Co. Inc.	9.250%	10/1/2029	1	1
[4]	New Home Co. Inc.	8.500%	11/1/2030	1	1
	Newell Brands Inc.	6.375%	9/15/2027	2	2
[4]	Newell Brands Inc.	8.500%	6/1/2028	2	2
	Newell Brands Inc.	6.375%	5/15/2030	2	2
	Newell Brands Inc.	7.375%	4/1/2036	3	3
	Newell Brands Inc.	7.500%	4/1/2046	2	2
	NIKE Inc.	3.250%	3/27/2040	50	41
	NIKE Inc.	3.375%	3/27/2050	10	7
[4]	Nissan Motor Acceptance Co. LLC	5.300%	9/13/2027	2	2
[4]	Nissan Motor Acceptance Co. LLC	7.050%	9/15/2028	3	3
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	3	3
[4]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	2	2
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	3	3
[4]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	3	3
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/2030	7	7
[4]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	4	4
[4]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	5	5
	Nordstrom Inc.	4.000%	3/15/2027	3	3
	Nordstrom Inc.	6.950%	3/15/2028	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nordstrom Inc.	4.375%	4/1/2030	4	4
	Nordstrom Inc.	4.250%	8/1/2031	3	3
	Nordstrom Inc.	5.000%	1/15/2044	1	1
	Northwestern University	4.940%	12/1/2035	50	51
[4]	Ontario Gaming GTA LP	8.000%	8/1/2030	1	1
	Owens Corning	5.950%	6/15/2054	5	5
[4]	Papa John's International Inc.	3.875%	9/15/2029	1	1
[4]	Park River Holdings Inc.	8.000%	3/15/2031	5	5
[4]	Patrick Industries Inc.	6.375%	11/1/2032	2	2
[4]	Penn Entertainment Inc.	4.125%	7/1/2029	1	1
[4]	PetSmart LLC	7.500%	9/15/2032	6	6
[4]	PetSmart LLC	10.000%	9/15/2033	3	3
[4]	Phinia Inc.	6.750%	4/15/2029	1	1
[4]	Phinia Inc.	6.625%	10/15/2032	1	1
[4]	PM General Purchaser LLC	9.500%	10/1/2028	2	2
	Polaris Inc.	6.950%	3/15/2029	5	5
[4]	Premier Entertainment Sub LLC	5.625%	9/1/2029	4	3
[4]	Premier Entertainment Sub LLC	5.875%	9/1/2031	1	1
	President & Fellows of Harvard College	4.887%	3/15/2030	5	5
[1]	President & Fellows of Harvard College	4.609%	2/15/2035	10	10
	President & Fellows of Harvard College	5.259%	3/15/2036	25	26
[4]	Prime Security Services Borrower LLC	3.375%	8/31/2027	8	8
	QVC Inc.	5.450%	8/15/2034	2	1
	QVC Inc.	5.950%	3/15/2043	2	1
[4]	QXO Building Products Inc.	6.750%	4/30/2032	7	7
[4]	Rakuten Group Inc.	11.250%	2/15/2027	12	13
[4]	Rakuten Group Inc.	9.750%	4/15/2029	4	4
[4]	Rakuten Group Inc.	6.250%	Perpetual	2	2
[4]	Rakuten Group Inc.	8.125%	Perpetual	3	3
	Ralph Lauren Corp.	5.000%	6/15/2032	5	5
[4]	Real Hero Merger Sub 2 Inc.	6.250%	2/1/2029	2	1
[4]	Resorts World Las Vegas LLC	4.625%	4/6/2031	4	3
[4]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	2	2
[4]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	2	2
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/2031	5	5
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	5	5
[4]	RR Donnelley & Sons Co.	10.875%	8/1/2029	4	4
[4]	RRD Intermediate Holdings Inc.	11.000%	12/1/2030	2	2
[4]	RRD Parent Inc.	10.000%	10/15/2031	1	2
[4]	S&S Holdings LLC	8.375%	10/1/2031	2	2
[4]	Sabre GLBL Inc.	10.750%	3/15/2030	2	2
[4]	Sabre GLBL Inc.	11.125%	7/15/2030	6	5
4,5	Saks Global Enterprises LLC	11.000%	12/15/2029	5	—
	Sally Holdings LLC	6.750%	3/1/2032	2	2
[4]	Scientific Games Holdings LP	6.625%	3/1/2030	2	2
	Scotts Miracle-Gro Co.	4.500%	10/15/2029	2	2
	Scotts Miracle-Gro Co.	4.375%	2/1/2032	2	2
[4]	SeaWorld Parks & Entertainment Inc.	5.250%	8/15/2029	2	2
	Service Corp. International	7.500%	4/1/2027	2	2
	Service Corp. International	4.625%	12/15/2027	2	2
	Service Corp. International	4.000%	5/15/2031	5	5
	Service Corp. International	5.750%	10/15/2032	2	2
[4,5]	SGUS LLC	11.000%	12/15/2029	2	1
	Shea Homes LP	4.750%	4/1/2029	2	2
[4]	Signal Parent Inc.	6.125%	4/1/2029	1	—
	Six Flags Entertainment Corp.	5.375%	4/15/2027	3	3
[4]	Six Flags Entertainment Corp.	5.500%	4/15/2027	3	3
	Six Flags Entertainment Corp.	6.500%	10/1/2028	1	1
	Six Flags Entertainment Corp.	5.250%	7/15/2029	2	2
[4]	Six Flags Entertainment Corp.	7.250%	5/15/2031	3	3
	Snap-on Inc.	3.100%	5/1/2050	13	9
[4]	Somnigroup International Inc.	3.875%	10/15/2031	4	4
[4]	Sonic Automotive Inc.	4.875%	11/15/2031	3	3
[4]	Sotheby's	7.375%	10/15/2027	4	4
[4]	Specialty Building Products Holdings LLC	7.750%	10/15/2029	2	2
[4]	Speedway Motorsports LLC	4.875%	11/1/2027	4	4
[4]	Standard Building Solutions Inc.	6.500%	8/15/2032	3	3
[4]	Standard Industries Inc.	4.750%	1/15/2028	11	11
[4]	Standard Industries Inc.	4.375%	7/15/2030	4	4
[4]	Standard Industries Inc.	3.375%	1/15/2031	6	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stanley Black & Decker Inc.	4.850%	11/15/2048	5	4
[4]	Staples Inc.	10.750%	9/1/2029	6	6
[4]	Staples Inc.	12.750%	1/15/2030	3	3
	Starbucks Corp.	3.550%	8/15/2029	25	25
	Starbucks Corp.	2.550%	11/15/2030	5	5
	Starbucks Corp.	3.000%	2/14/2032	15	14
	Starbucks Corp.	4.300%	6/15/2045	5	4
	Starbucks Corp.	3.500%	11/15/2050	5	4
[4]	Station Casinos LLC	4.625%	12/1/2031	2	2
[4]	Station Casinos LLC	6.625%	3/15/2032	1	1
[4]	StoneMor Inc.	8.500%	5/15/2029	1	1
[4]	Studio City Finance Ltd.	6.500%	1/15/2028	1	1
[4]	Studio City Finance Ltd.	5.000%	1/15/2029	3	3
[4]	SWF Holdings I Corp.	6.500%	10/1/2029	2	—
	Tapestry Inc.	5.100%	3/11/2030	15	15
[4]	Taylor Morrison Communities Inc.	5.750%	1/15/2028	1	1
[4]	Taylor Morrison Communities Inc.	5.125%	8/1/2030	1	1
[4]	Taylor Morrison Communities Inc.	5.750%	11/15/2032	2	2
[4]	Tenneco Inc.	8.000%	11/17/2028	5	5
[4]	Thor Industries Inc.	4.000%	10/15/2029	1	1
	Titan International Inc.	7.000%	4/30/2028	2	2
	Toll Brothers Finance Corp.	4.350%	2/15/2028	25	25
[1]	Toyota Motor Credit Corp.	3.050%	3/22/2027	25	25
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	25	24
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	5	5
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	5	5
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	5	5
	Toyota Motor Credit Corp.	1.900%	9/12/2031	15	13
	Travel + Leisure Co.	6.000%	4/1/2027	1	1
[4]	Travel + Leisure Co.	4.500%	12/1/2029	4	4
[4]	Travel + Leisure Co.	6.125%	9/1/2033	1	1
	Tri Pointe Homes Inc.	5.250%	6/1/2027	1	1
	Tri Pointe Homes Inc.	5.700%	6/15/2028	1	1
[4]	TriNet Group Inc.	3.500%	3/1/2029	2	2
[4]	TriNet Group Inc.	7.125%	8/15/2031	1	1
[1]	Trustees of Princeton University	2.516%	7/1/2050	5	3
[4]	Under Armour Inc.	7.250%	7/15/2030	1	1
[1]	University of Southern California	3.226%	10/1/2120	5	3
[4]	Vail Resorts Inc.	5.625%	7/15/2030	3	3
[4]	Valvoline Inc.	3.625%	6/15/2031	2	2
[4]	Veritiv Operating Co.	10.500%	11/30/2030	3	3
	VF Corp.	2.950%	4/23/2030	2	2
	VF Corp.	6.000%	10/15/2033	1	1
	VF Corp.	6.450%	11/1/2037	1	1
[4]	Victoria's Secret & Co.	4.625%	7/15/2029	2	2
[4]	Victra Holdings LLC	8.750%	9/15/2029	1	1
[4]	Viking Cruises Ltd.	9.125%	7/15/2031	3	3
[4]	Viking Cruises Ltd.	5.875%	10/15/2033	5	5
[4]	VOC Escrow Ltd.	5.000%	2/15/2028	8	8
[4]	Volkswagen Group of America Finance LLC	4.750%	11/13/2028	47	47
[4]	Voyager Parent LLC	9.250%	7/1/2032	5	5
[4]	Wand NewCo 3 Inc.	7.625%	1/30/2032	4	4
[4]	Wayfair LLC	7.250%	10/31/2029	1	1
[4]	Wayfair LLC	7.750%	9/15/2030	3	3
[4]	Wayfair LLC	6.750%	11/15/2032	2	2
[4]	Weekley Homes LLC	4.875%	9/15/2028	1	1
[4]	Weekley Homes LLC	6.750%	1/15/2034	2	2
	Whirlpool Corp.	4.750%	2/26/2029	3	3
	Whirlpool Corp.	5.500%	3/1/2033	2	2
[1]	Whirlpool Corp.	5.150%	3/1/2043	2	2
	Whirlpool Corp.	4.500%	6/1/2046	4	3
	Whirlpool Corp.	4.600%	5/15/2050	1	1
[4]	White Cap Supply Holdings LLC	7.375%	11/15/2030	2	2
[4]	William Carter Co.	7.375%	2/15/2031	2	2
[4]	Wilsonart LLC	11.000%	8/15/2032	1	1
[4]	Wolverine World Wide Inc.	4.000%	8/15/2029	2	2
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	1	1
[4]	Wynn Las Vegas LLC	5.250%	5/15/2027	3	3
[4]	Wynn Macau Ltd.	5.500%	10/1/2027	2	2
[4]	Wynn Macau Ltd.	5.625%	8/26/2028	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wynn Macau Ltd.	5.125%	12/15/2029	3	3
[4]	Wynn Macau Ltd.	6.750%	2/15/2034	4	4
[4]	Wynn Resorts Finance LLC	5.125%	10/1/2029	5	5
[4]	Wynn Resorts Finance LLC	7.125%	2/15/2031	3	3
[1]	Yale University	1.482%	4/15/2030	10	9
[1]	Yale University	2.402%	4/15/2050	5	3
[4]	Yum! Brands Inc.	4.750%	1/15/2030	1	1
	Yum! Brands Inc.	3.625%	3/15/2031	5	5
	Yum! Brands Inc.	4.625%	1/31/2032	4	4
	Yum! Brands Inc.	5.375%	4/1/2032	2	2
	Yum! Brands Inc.	5.350%	11/1/2043	1	1
[4]	ZF North America Capital Inc.	6.875%	4/14/2028	2	2
[4]	ZF North America Capital Inc.	7.125%	4/14/2030	4	4
[4]	ZF North America Capital Inc.	6.750%	4/23/2030	2	2
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	1	1
[4]	ZF North America Capital Inc.	6.875%	4/23/2032	4	4
					2,729
Consumer Staples (1.4%)
[4]	ACCO Brands Corp.	4.250%	3/15/2029	2	2
[4]	Albertsons Cos. Inc.	4.625%	1/15/2027	2	2
[4]	Albertsons Cos. Inc.	4.875%	2/15/2030	4	4
[4]	Albertsons Cos. Inc.	5.500%	3/31/2031	4	4
[4]	Albertsons Cos. Inc.	6.250%	3/15/2033	1	1
[4]	Albertsons Cos. Inc.	5.750%	3/31/2034	3	3
[4]	Alimentation Couche-Tard Inc.	3.800%	1/25/2050	5	4
	Altria Group Inc.	2.450%	2/4/2032	10	9
	Altria Group Inc.	6.875%	11/1/2033	5	6
	Altria Group Inc.	5.800%	2/14/2039	5	5
	Altria Group Inc.	5.375%	1/31/2044	5	5
	Altria Group Inc.	5.950%	2/14/2049	5	5
	Altria Group Inc.	3.700%	2/4/2051	5	4
[1]	Amaggi Luxembourg International Sarl	5.250%	1/28/2028	2	2
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	15	15
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	10	9
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	5	5
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	5	5
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	5	6
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	55	57
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	5	5
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	5	4
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	5	5
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	5	5
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	15	13
[4]	Arko Corp.	5.125%	11/15/2029	1	1
	Avery Dennison Corp.	4.875%	12/6/2028	5	5
	B&G Foods Inc.	5.250%	9/15/2027	2	2
[4]	B&G Foods Inc.	8.000%	9/15/2028	2	2
[1]	Bacardi Ltd.	4.700%	5/15/2028	8	8
	BAT Capital Corp.	5.834%	2/20/2031	5	5
	BAT Capital Corp.	7.750%	10/19/2032	5	6
	BAT Capital Corp.	6.421%	8/2/2033	5	6
	BAT Capital Corp.	6.000%	2/20/2034	5	5
	BAT Capital Corp.	4.390%	8/15/2037	5	5
	BAT Capital Corp.	4.540%	8/15/2047	5	4
	BAT Capital Corp.	4.758%	9/6/2049	5	4
	BAT International Finance plc	5.931%	2/2/2029	15	16
[4]	BellRing Brands Inc.	7.000%	3/15/2030	2	2
[1]	Bimbo Bakeries USA Inc.	6.050%	1/15/2029	3	3
[1]	Bimbo Bakeries USA Inc.	6.400%	1/15/2034	3	3
[1]	Bimbo Bakeries USA Inc.	5.375%	1/9/2036	3	3
[1]	Bimbo Bakeries USA Inc.	4.000%	5/17/2051	1	1
[1]	BRF SA	4.875%	1/24/2030	2	2
[4]	C&S Group Enterprises LLC	5.000%	12/15/2028	1	1
	Campbell's Co.	2.375%	4/24/2030	25	23
	Campbell's Co.	4.550%	3/21/2031	5	5
[4]	Cargill Inc.	5.375%	10/23/2055	5	5
[1]	Cencosud SA	6.625%	2/12/2045	6	6
[4]	Chobani LLC	4.625%	11/15/2028	3	3
[1]	Cia Cervecerias Unidas SA	3.350%	1/19/2032	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CK Hutchison International 21 Ltd.	2.500%	4/15/2031	24	22
	Clorox Co.	3.100%	10/1/2027	45	44
	Coca-Cola Co.	1.450%	6/1/2027	5	5
	Coca-Cola Co.	2.000%	3/5/2031	50	45
	Coca-Cola Co.	2.250%	1/5/2032	20	18
	Coca-Cola Co.	2.875%	5/5/2041	5	4
	Coca-Cola Co.	3.000%	3/5/2051	5	3
	Coca-Cola Co.	5.300%	5/13/2054	5	5
	Coca-Cola Co.	5.400%	5/13/2064	5	5
	Conagra Brands Inc.	5.750%	8/1/2035	5	5
	Conagra Brands Inc.	5.400%	11/1/2048	5	5
	Constellation Brands Inc.	4.100%	2/15/2048	5	4
	Costco Wholesale Corp.	1.375%	6/20/2027	150	145
	Costco Wholesale Corp.	1.600%	4/20/2030	33	30
[4]	Coty Inc.	5.600%	1/15/2031	5	5
[4]	Darling Ingredients Inc.	6.000%	6/15/2030	7	7
	Diageo Capital plc	2.000%	4/29/2030	5	5
	Diageo Investment Corp.	5.625%	4/15/2035	5	5
	Dollar General Corp.	4.125%	4/3/2050	5	4
[4]	Edgewell Personal Care Co.	4.125%	4/1/2029	3	3
[4]	Energizer Holdings Inc.	4.750%	6/15/2028	5	5
[4]	Energizer Holdings Inc.	4.375%	3/31/2029	4	4
	Estee Lauder Cos. Inc.	5.150%	5/15/2053	5	5
[4]	Fiesta Purchaser Inc.	7.875%	3/1/2031	2	2
[4]	Fiesta Purchaser Inc.	9.625%	9/15/2032	1	1
	Flowers Foods Inc.	2.400%	3/15/2031	5	4
[4]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	2	2
	General Mills Inc.	4.875%	1/30/2030	5	5
	General Mills Inc.	4.950%	3/29/2033	5	5
[1]	Grupo Bimbo SAB de CV	4.875%	6/27/2044	1	1
[1]	Grupo Bimbo SAB de CV	4.700%	11/10/2047	3	3
[1]	Grupo Bimbo SAB de CV	4.000%	9/6/2049	1	1
[4]	Heineken NV	4.350%	3/29/2047	5	4
[4]	HLF Financing Sarl LLC	12.250%	4/15/2029	6	7
[4]	HLF Financing Sarl LLC	4.875%	6/1/2029	2	2
	Hormel Foods Corp.	3.050%	6/3/2051	5	3
[4]	Ingles Markets Inc.	4.000%	6/15/2031	1	1
	J M Smucker Co.	6.500%	11/15/2043	5	5
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	5	6
[4]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	5	5
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	5	5
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	5	6
[4]	KeHE Distributors LLC	9.000%	2/15/2029	3	3
[1]	Kellanova	7.450%	4/1/2031	15	17
	Kenvue Inc.	5.100%	3/22/2043	10	10
	Kenvue Inc.	5.050%	3/22/2053	5	5
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	5	5
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	18	18
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	10	8
	Kimberly-Clark Corp.	5.300%	3/1/2041	5	5
	Kimberly-Clark Corp.	3.900%	5/4/2047	5	4
	Kraft Heinz Foods Co.	4.625%	1/30/2029	20	20
[4]	Kraft Heinz Foods Co.	7.125%	8/1/2039	5	6
	Kraft Heinz Foods Co.	5.000%	6/4/2042	5	5
	Kraft Heinz Foods Co.	5.200%	7/15/2045	5	5
	Kraft Heinz Foods Co.	4.375%	6/1/2046	10	8
	Kraft Heinz Foods Co.	4.875%	10/1/2049	5	4
	Kroger Co.	4.500%	1/15/2029	20	20
	Kroger Co.	2.200%	5/1/2030	25	23
	Kroger Co.	1.700%	1/15/2031	5	4
	Kroger Co.	5.000%	9/15/2034	5	5
	Kroger Co.	5.500%	9/15/2054	5	5
[4]	Kronos Acquisition Holdings Inc.	8.250%	6/30/2031	2	1
[4]	Kronos Acquisition Holdings Inc.	10.750%	6/30/2032	1	—
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	2	2
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	2	2
[4]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	2	2
[1]	MARB BondCo plc	3.950%	1/29/2031	2	2
[4]	Mars Inc.	4.600%	3/1/2028	5	5
[4]	Mars Inc.	4.800%	3/1/2030	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mars Inc.	5.000%	3/1/2032	15	15
[4]	Mars Inc.	4.750%	4/20/2033	5	5
[4]	Mars Inc.	3.600%	4/1/2034	50	46
[4]	Mars Inc.	5.200%	3/1/2035	10	10
[4]	Mars Inc.	5.650%	5/1/2045	5	5
[4]	Mars Inc.	5.700%	5/1/2055	10	10
[4]	Mars Inc.	4.200%	4/1/2059	5	4
	Mead Johnson Nutrition Co.	4.600%	6/1/2044	5	4
[1]	Minerva Luxembourg SA	4.375%	3/18/2031	7	7
	Molson Coors Beverage Co.	5.000%	5/1/2042	5	5
	Mondelez International Inc.	2.625%	3/17/2027	5	5
	Mondelez International Inc.	1.500%	2/4/2031	20	17
[4]	Nestle Holdings Inc.	4.125%	10/1/2027	18	18
[4]	Nestle Holdings Inc.	2.500%	9/14/2041	14	10
[4]	Opal Bidco SAS	6.500%	3/31/2032	3	3
	PepsiCo Inc.	1.625%	5/1/2030	30	27
	PepsiCo Inc.	4.650%	7/23/2032	15	15
	PepsiCo Inc.	5.000%	2/7/2035	5	5
	PepsiCo Inc.	5.000%	7/23/2035	5	5
	PepsiCo Inc.	4.650%	2/15/2053	5	4
[4]	Performance Food Group Inc.	5.500%	10/15/2027	8	8
[4]	Performance Food Group Inc.	4.250%	8/1/2029	5	5
[4]	Performance Food Group Inc.	6.125%	9/15/2032	1	1
	Perrigo Finance Unlimited Co.	4.900%	6/15/2030	6	6
[1]	Perrigo Finance Unlimited Co.	6.125%	9/30/2032	1	1
	Philip Morris International Inc.	5.625%	11/17/2029	20	21
	Philip Morris International Inc.	5.125%	2/13/2031	15	16
	Philip Morris International Inc.	5.750%	11/17/2032	5	5
	Philip Morris International Inc.	5.375%	2/15/2033	5	5
	Philip Morris International Inc.	5.625%	9/7/2033	5	5
	Philip Morris International Inc.	5.250%	2/13/2034	5	5
	Philip Morris International Inc.	6.375%	5/16/2038	5	6
	Pilgrim's Pride Corp.	6.875%	5/15/2034	5	6
[4]	Post Holdings Inc.	4.625%	4/15/2030	5	5
[4]	Post Holdings Inc.	4.500%	9/15/2031	3	3
[4]	Post Holdings Inc.	6.250%	2/15/2032	7	7
[4]	Post Holdings Inc.	6.375%	3/1/2033	2	2
[4]	Post Holdings Inc.	6.250%	10/15/2034	1	1
[4]	Post Holdings Inc.	6.500%	3/15/2036	4	4
[4]	Prestige Brands Inc.	3.750%	4/1/2031	2	2
[4]	Primo Water Holdings Inc.	6.250%	4/1/2029	1	1
[4]	Primo Water Holdings Inc.	4.375%	4/30/2029	3	3
	Procter & Gamble Co.	1.200%	10/29/2030	6	5
	Procter & Gamble Co.	4.100%	11/3/2032	5	5
	Procter & Gamble Co.	4.550%	1/29/2034	5	5
	Procter & Gamble Co.	5.800%	8/15/2034	5	6
	Reynolds American Inc.	5.850%	8/15/2045	5	5
	Safeway Inc.	7.250%	2/1/2031	1	1
[1]	Sigma Finance Netherlands BV	4.875%	3/27/2028	5	5
[4]	Simmons Foods Inc.	4.625%	3/1/2029	2	2
	Sysco Corp.	6.600%	4/1/2050	5	6
	Sysco Corp.	3.150%	12/14/2051	5	3
	Target Corp.	4.500%	9/15/2034	5	5
	Target Corp.	5.000%	4/15/2035	13	13
	Target Corp.	5.250%	2/15/2036	5	5
	Target Corp.	4.800%	1/15/2053	10	9
[4]	Turning Point Brands Inc.	7.625%	3/15/2032	1	1
	Tyson Foods Inc.	5.700%	3/15/2034	5	5
	Unilever Capital Corp.	5.000%	12/8/2033	5	5
[4]	US Foods Inc.	7.250%	1/15/2032	2	2
[4]	US Foods Inc.	5.750%	4/15/2033	4	4
[4]	Viking Baked Goods Acquisition Corp.	8.625%	11/1/2031	3	3
	Walmart Inc.	4.100%	4/28/2027	15	15
	Walmart Inc.	4.150%	9/9/2032	10	10
	Walmart Inc.	4.900%	4/28/2035	5	5
	Walmart Inc.	5.250%	9/1/2035	5	5
	Walmart Inc.	6.200%	4/15/2038	5	6
	Walmart Inc.	5.625%	4/1/2040	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.950%	9/24/2049	5	3
					1,467
Energy (2.5%)
[4]	Aethon United BR LP	7.500%	10/1/2029	3	3
[4]	Antero Midstream Partners LP	5.375%	6/15/2029	7	7
[4]	Antero Midstream Partners LP	6.625%	2/1/2032	2	2
[4]	Antero Midstream Partners LP	5.750%	10/15/2033	2	2
[4]	Antero Midstream Partners LP	5.750%	7/1/2034	2	2
[4]	Archrock Partners LP	6.250%	4/1/2028	4	4
[4]	Archrock Partners LP	6.625%	9/1/2032	2	2
[4]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	3	3
[4]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	1	1
[4]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	1	1
	Baker Hughes Holdings LLC	4.486%	5/1/2030	20	20
[1]	Bapco Energies BSC Closed	7.500%	10/25/2027	1	1
[4]	BKV Upstream Midstream LLC	7.500%	10/15/2030	1	1
[4]	Blue Racer Midstream LLC	7.250%	7/15/2032	2	2
[1]	Borr IHC Ltd.	10.375%	11/15/2030	3	3
	BP Capital Markets America Inc.	4.970%	10/17/2029	5	5
	BP Capital Markets America Inc.	4.868%	11/25/2029	50	51
	BP Capital Markets America Inc.	2.721%	1/12/2032	20	18
	BP Capital Markets America Inc.	4.812%	2/13/2033	5	5
	BP Capital Markets America Inc.	5.227%	11/17/2034	5	5
	BP Capital Markets America Inc.	3.000%	2/24/2050	5	3
	BP Capital Markets America Inc.	2.939%	6/4/2051	5	3
	BP Capital Markets plc	3.723%	11/28/2028	5	5
[4]	Breakwater Energy Holdings Sarl	9.250%	11/15/2030	2	2
[4]	Bristow Group Inc.	6.875%	3/1/2028	2	2
	Buckeye Partners LP	4.125%	12/1/2027	3	3
[4]	Buckeye Partners LP	4.500%	3/1/2028	1	1
[4]	Buckeye Partners LP	6.875%	7/1/2029	4	4
[4]	Buckeye Partners LP	6.750%	2/1/2030	1	1
	Buckeye Partners LP	5.850%	11/15/2043	1	1
	Buckeye Partners LP	5.600%	10/15/2044	3	3
[4]	California Resources Corp.	8.250%	6/15/2029	2	2
[4]	California Resources Corp.	7.000%	1/15/2034	1	1
[4]	Calumet Specialty Products Partners LP	8.125%	1/15/2027	1	1
[4]	Calumet Specialty Products Partners LP	9.750%	7/15/2028	1	1
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	5	4
[4]	Caturus Energy LLC	8.500%	2/15/2030	1	1
	Cenovus Energy Inc.	6.750%	11/15/2039	5	6
[4]	CHC Group LLC	11.750%	9/1/2030	2	2
	Cheniere Energy Inc.	5.650%	4/15/2034	5	5
	Cheniere Energy Partners LP	5.750%	8/15/2034	10	10
	Chevron Corp.	2.236%	5/11/2030	20	19
	Chevron USA Inc.	3.950%	8/13/2027	5	5
	Chevron USA Inc.	4.687%	4/15/2030	5	5
[4]	Chord Energy Corp.	6.000%	10/1/2030	1	1
[4]	Chord Energy Corp.	6.750%	3/15/2033	3	3
[4]	Civitas Resources Inc.	8.625%	11/1/2030	2	2
[4]	Civitas Resources Inc.	8.750%	7/1/2031	3	3
[4]	Civitas Resources Inc.	9.625%	6/15/2033	4	4
[4]	CNOOC Finance 2003 Ltd.	5.500%	5/21/2033	60	64
[4]	CNOOC Finance 2011 Ltd.	5.750%	1/26/2041	5	5
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/2045	5	5
[4]	CNX Midstream Partners LP	4.750%	4/15/2030	2	2
[4]	CNX Resources Corp.	7.375%	1/15/2031	3	3
[4]	CNX Resources Corp.	7.250%	3/1/2032	2	2
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	10	11
[4]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/2053	5	5
[4]	Comstock Resources Inc.	6.750%	3/1/2029	3	3
[4]	Comstock Resources Inc.	5.875%	1/15/2030	4	4
	ConocoPhillips	6.500%	2/1/2039	5	6
	ConocoPhillips Co.	4.700%	1/15/2030	15	15
	ConocoPhillips Co.	5.050%	9/15/2033	15	15
	ConocoPhillips Co.	5.000%	1/15/2035	5	5
	ConocoPhillips Co.	4.025%	3/15/2062	5	4
[4]	Coronado Finance Pty Ltd.	9.250%	10/1/2029	1	1
	Coterra Energy Inc.	5.900%	2/15/2055	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CQP Holdco LP	5.500%	6/15/2031	2	2
[4]	CQP Holdco LP	7.500%	12/15/2033	3	3
[4]	Crescent Energy Finance LLC	7.625%	4/1/2032	2	2
[4]	Crescent Energy Finance LLC	7.875%	4/15/2032	4	4
[4]	Crescent Energy Finance LLC	7.375%	1/15/2033	1	1
[4]	Crescent Energy Finance LLC	8.375%	1/15/2034	5	5
[4]	CVR Energy Inc.	5.750%	2/15/2028	1	1
[4]	CVR Energy Inc.	8.500%	1/15/2029	2	2
[4]	DBR Land Holdings LLC	6.250%	12/1/2030	1	1
	DCP Midstream Operating LP	5.625%	7/15/2027	5	5
	DCP Midstream Operating LP	5.600%	4/1/2044	5	5
[4]	Delek Logistics Partners LP	7.125%	6/1/2028	1	1
[4]	Delek Logistics Partners LP	8.625%	3/15/2029	3	3
[4]	Delek Logistics Partners LP	7.375%	6/30/2033	2	2
	Devon Energy Corp.	5.200%	9/15/2034	5	5
	Devon Energy Corp.	5.000%	6/15/2045	6	5
	Devon Energy Corp.	5.750%	9/15/2054	5	5
[4]	Diamond Foreign Asset Co.	8.500%	10/1/2030	3	3
	Diamondback Energy Inc.	6.250%	3/15/2033	25	27
	Diamondback Energy Inc.	5.750%	4/18/2054	5	5
	Diamondback Energy Inc.	5.900%	4/18/2064	5	5
[4]	DT Midstream Inc.	4.300%	4/15/2032	5	5
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	5	5
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	5	4
[4]	EG Global Finance plc	12.000%	11/30/2028	3	3
[1]	Enbridge Energy Partners LP	7.500%	4/15/2038	5	6
	Enbridge Inc.	5.700%	3/8/2033	15	16
	Enbridge Inc.	6.700%	11/15/2053	5	6
	Energy Transfer LP	4.000%	10/1/2027	5	5
	Energy Transfer LP	4.950%	5/15/2028	55	56
	Energy Transfer LP	4.150%	9/15/2029	10	10
	Energy Transfer LP	6.550%	12/1/2033	5	6
	Energy Transfer LP	5.700%	4/1/2035	5	5
	Energy Transfer LP	6.500%	2/1/2042	5	5
	Energy Transfer LP	4.950%	1/15/2043	5	4
	Energy Transfer LP	6.000%	6/15/2048	5	5
	Energy Transfer LP	6.250%	4/15/2049	5	5
	Energy Transfer LP	5.000%	5/15/2050	5	4
	Energy Transfer LP	5.950%	5/15/2054	5	5
	Energy Transfer LP	8.000%	5/15/2054	7	8
	Energy Transfer LP	6.050%	9/1/2054	5	5
	Energy Transfer LP	7.125%	10/1/2054	2	2
	Energy Transfer LP	6.200%	4/1/2055	18	18
	Energy Transfer LP	6.500%	2/15/2056	1	1
	Energy Transfer LP	6.750%	2/15/2056	2	2
[4]	EnerSys	6.625%	1/15/2032	2	2
[4]	EnQuest plc	11.625%	11/1/2027	1	1
	Enterprise Products Operating LLC	4.150%	10/16/2028	6	6
	Enterprise Products Operating LLC	2.800%	1/31/2030	5	5
	Enterprise Products Operating LLC	5.200%	1/15/2036	10	10
	Enterprise Products Operating LLC	6.125%	10/15/2039	5	5
	Enterprise Products Operating LLC	4.850%	3/15/2044	5	5
	Enterprise Products Operating LLC	4.250%	2/15/2048	5	4
	Enterprise Products Operating LLC	4.800%	2/1/2049	5	4
	Enterprise Products Operating LLC	3.700%	1/31/2051	5	4
	Enterprise Products Operating LLC	3.300%	2/15/2053	122	82
	Enterprise Products Operating LLC	5.550%	2/16/2055	5	5
	EOG Resources Inc.	5.350%	1/15/2036	5	5
	EOG Resources Inc.	5.650%	12/1/2054	5	5
	EQT Corp.	5.750%	2/1/2034	5	5
[4]	Excelerate Energy LP	8.000%	5/15/2030	2	2
	Exxon Mobil Corp.	3.482%	3/19/2030	20	20
	Exxon Mobil Corp.	3.095%	8/16/2049	5	3
	Exxon Mobil Corp.	4.327%	3/19/2050	5	4
	Exxon Mobil Corp.	3.452%	4/15/2051	5	4
[4]	FORESEA Holding SA	7.500%	6/15/2030	1	1
	Genesis Energy LP	8.875%	4/15/2030	2	2
	Genesis Energy LP	7.875%	5/15/2032	2	2
	Genesis Energy LP	8.000%	5/15/2033	2	2
	Global Marine Inc.	7.000%	6/1/2028	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Global Partners LP	8.250%	1/15/2032	3	3
[4]	Global Partners LP	7.125%	7/1/2033	1	1
[1]	GNL Quintero SA	4.634%	7/31/2029	2	2
[4]	Gray Oak Pipeline LLC	3.450%	10/15/2027	49	48
[1]	Guara Norte Sarl	5.198%	6/15/2034	2	2
[4]	Gulfport Energy Operating Corp.	6.750%	9/1/2029	2	2
	Halliburton Co.	7.450%	9/15/2039	15	18
	Halliburton Co.	5.000%	11/15/2045	5	5
[4]	Harvest Midstream I LP	7.500%	9/1/2028	2	2
[4]	Harvest Midstream I LP	7.500%	5/15/2032	1	1
	Hess Corp.	7.875%	10/1/2029	5	6
	Hess Corp.	6.000%	1/15/2040	18	20
	Hess Corp.	5.600%	2/15/2041	5	5
[4]	Hess Midstream Operations LP	5.875%	3/1/2028	2	2
[4]	Hess Midstream Operations LP	5.125%	6/15/2028	10	10
[4]	Hess Midstream Operations LP	6.500%	6/1/2029	4	4
	HF Sinclair Corp.	5.500%	9/1/2032	5	5
[4]	Hilcorp Energy I LP	6.000%	4/15/2030	1	1
[4]	Hilcorp Energy I LP	6.000%	2/1/2031	2	2
[4]	Hilcorp Energy I LP	6.250%	4/15/2032	4	4
[4]	Hilcorp Energy I LP	6.875%	5/15/2034	5	5
[4]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	2	2
[4]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	2	2
[4]	Ithaca Energy North Sea plc	8.125%	10/15/2029	2	2
[4]	ITT Holdings LLC	6.500%	8/1/2029	4	4
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	5	5
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	5	6
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	5	5
	Kinder Morgan Inc.	5.400%	2/1/2034	10	10
	Kinder Morgan Inc.	5.550%	6/1/2045	5	5
	Kinder Morgan Inc.	3.600%	2/15/2051	5	4
	Kinder Morgan Inc.	5.450%	8/1/2052	8	7
[4]	Kinetik Holdings LP	5.875%	6/15/2030	5	5
[4]	Kodiak Gas Services LLC	6.500%	10/1/2033	2	2
[4]	Kodiak Gas Services LLC	6.750%	10/1/2035	2	2
[4]	Kraken Oil & Gas Partners LLC	7.625%	8/15/2029	1	1
[4]	Magnolia Oil & Gas Operating LLC	6.875%	12/1/2032	1	1
	Marathon Petroleum Corp.	6.500%	3/1/2041	5	5
	Marathon Petroleum Corp.	4.750%	9/15/2044	5	4
[4]	Martin Midstream Partners LP	11.500%	2/15/2028	1	1
[4]	Matador Resources Co.	6.875%	4/15/2028	6	6
[4]	Matador Resources Co.	6.250%	4/15/2033	4	4
[1]	MC Brazil Downstream Trading Sarl	7.250%	6/30/2031	3	2
[4]	Moss Creek Resources Holdings Inc.	8.250%	9/1/2031	2	2
	MPLX LP	4.000%	3/15/2028	5	5
	MPLX LP	2.650%	8/15/2030	5	5
	MPLX LP	5.500%	6/1/2034	5	5
	MPLX LP	5.400%	9/15/2035	10	10
	MPLX LP	5.200%	3/1/2047	5	5
	MPLX LP	4.700%	4/15/2048	5	4
	MPLX LP	5.500%	2/15/2049	5	5
	MPLX LP	4.950%	3/14/2052	50	42
	MPLX LP	5.650%	3/1/2053	8	7
	Murphy Oil Corp.	5.875%	12/1/2042	2	2
[4]	Murphy Oil USA Inc.	3.750%	2/15/2031	2	2
[4]	Nabors Industries Inc.	9.125%	1/31/2030	4	4
[4]	Nabors Industries Inc.	8.875%	8/15/2031	1	1
[4]	Nabors Industries Inc.	7.625%	11/15/2032	2	2
[4]	New Fortress Energy Inc.	8.750%	3/15/2029	5	—
[4,5]	NFE Financing LLC	12.000%	11/15/2029	4	1
[4]	NGL Energy Operating LLC	8.125%	2/15/2029	1	1
[4]	NGL Energy Operating LLC	8.375%	2/15/2032	4	4
[1]	Nine Energy Service Inc.	13.000%	2/1/2028	1	—
[4]	Noble Finance II LLC	8.000%	4/15/2030	4	4
[4]	Northern Oil & Gas Inc.	8.750%	6/15/2031	3	3
[4]	Northern Oil & Gas Inc.	7.875%	10/15/2033	1	1
[4]	Northriver Midstream Finance LP	6.750%	7/15/2032	2	2
	NuStar Logistics LP	5.625%	4/28/2027	11	11
	NuStar Logistics LP	6.375%	10/1/2030	2	2
	Occidental Petroleum Corp.	6.625%	9/1/2030	65	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	6.450%	9/15/2036	5	5
	Occidental Petroleum Corp.	6.600%	3/15/2046	5	5
[1]	Oceaneering International Inc.	6.000%	2/1/2028	2	2
	ONEOK Inc.	4.550%	7/15/2028	10	10
[4]	ONEOK Inc.	6.500%	9/1/2030	15	16
	ONEOK Inc.	4.750%	10/15/2031	15	15
	ONEOK Inc.	6.050%	9/1/2033	5	5
	ONEOK Inc.	6.625%	9/1/2053	5	5
	ONEOK Inc.	5.700%	11/1/2054	5	5
	ONEOK Inc.	6.250%	10/15/2055	5	5
	ONEOK Inc.	5.850%	11/1/2064	44	41
	Ovintiv Inc.	8.125%	9/15/2030	5	6
	Ovintiv Inc.	7.375%	11/1/2031	5	6
	Ovintiv Inc.	6.500%	8/15/2034	10	11
	Ovintiv Inc.	6.500%	2/1/2038	53	56
	PBF Holding Co. LLC	6.000%	2/15/2028	3	3
[4]	PBF Holding Co. LLC	9.875%	3/15/2030	3	3
[4]	PBF Holding Co. LLC	7.875%	9/15/2030	1	1
[4]	Permian Resources Operating LLC	5.875%	7/1/2029	7	7
[4]	Permian Resources Operating LLC	9.875%	7/15/2031	7	8
[4]	Permian Resources Operating LLC	7.000%	1/15/2032	3	3
[4]	Permian Resources Operating LLC	6.250%	2/1/2033	2	2
	Petrobras Global Finance BV	7.375%	1/17/2027	2	2
	Petrobras Global Finance BV	5.999%	1/27/2028	4	4
	Petrobras Global Finance BV	5.125%	9/10/2030	2	2
	Petrobras Global Finance BV	5.600%	1/3/2031	2	2
	Petrobras Global Finance BV	6.500%	7/3/2033	3	3
	Petrobras Global Finance BV	6.000%	1/13/2035	4	4
	Petrobras Global Finance BV	6.250%	1/10/2036	4	4
	Petrobras Global Finance BV	6.875%	1/20/2040	2	2
	Petrobras Global Finance BV	6.750%	1/27/2041	2	2
	Petrobras Global Finance BV	7.250%	3/17/2044	2	2
	Petrobras Global Finance BV	5.500%	6/10/2051	3	3
	Petrobras Global Finance BV	6.850%	6/5/2115	5	5
[1]	Petronas Capital Ltd.	3.500%	4/21/2030	10	10
[1]	Petronas Capital Ltd.	4.500%	3/18/2045	3	3
[1]	Petronas Capital Ltd.	4.550%	4/21/2050	6	5
[1]	Petronas Capital Ltd.	4.800%	4/21/2060	2	2
[1]	Petronas Capital Ltd.	3.404%	4/28/2061	4	3
[1]	Petronas Energy Canada Ltd.	2.112%	3/23/2028	3	3
	Phillips 66	5.875%	5/1/2042	5	5
	Phillips 66	4.875%	11/15/2044	5	4
	Phillips 66 Co.	4.950%	3/15/2035	5	5
	Phillips 66 Co.	4.900%	10/1/2046	5	4
[1]	Phillips 66 Co.	5.875%	3/15/2056	8	8
	Pioneer Natural Resources Co.	1.900%	8/15/2030	5	5
	Plains All American Pipeline LP	4.900%	2/15/2045	5	4
[1]	Pluspetrol SA	8.500%	5/30/2032	10	10
[4]	Prairie Acquiror LP	9.000%	8/1/2029	1	1
[4]	Precision Drilling Corp.	6.875%	1/15/2029	1	1
[4]	PTTEP Treasury Center Co. Ltd.	6.350%	6/12/2042	30	32
[4]	Puma International Financing SA	7.750%	4/25/2029	1	1
[1]	Raizen Fuels Finance SA	6.450%	3/5/2034	10	8
[4]	Range Resources Corp.	4.750%	2/15/2030	1	1
[1]	Reliance Industries Ltd.	3.667%	11/30/2027	2	2
[1]	Reliance Industries Ltd.	2.875%	1/12/2032	3	3
[1]	Reliance Industries Ltd.	6.250%	10/19/2040	1	1
[1]	Reliance Industries Ltd.	4.875%	2/10/2045	1	1
[1]	Reliance Industries Ltd.	3.625%	1/12/2052	2	1
[1]	Reliance Industries Ltd.	3.750%	1/12/2062	1	1
[4]	Rockies Express Pipeline LLC	4.800%	5/15/2030	3	3
[4]	Rockies Express Pipeline LLC	6.750%	3/15/2033	5	5
[4]	Rockies Express Pipeline LLC	6.875%	4/15/2040	1	1
[1]	SA Global Sukuk Ltd.	4.625%	9/17/2035	207	201
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	25	25
[4]	Saturn Oil & Gas Inc.	9.625%	6/15/2029	2	2
[4]	Schlumberger Holdings Corp.	4.500%	5/15/2028	10	10
[4]	Schlumberger Holdings Corp.	2.650%	6/26/2030	5	5
[4]	Seadrill Finance Ltd.	8.375%	8/1/2030	2	2
[4]	SESI LLC	7.875%	9/30/2030	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Shell Finance US Inc.	2.375%	11/7/2029	15	14
[1]	Shell Finance US Inc.	2.750%	4/6/2030	5	5
[1]	Shell Finance US Inc.	4.125%	5/11/2035	5	5
[1]	Shell Finance US Inc.	4.550%	8/12/2043	5	5
[1]	Shell Finance US Inc.	4.375%	5/11/2045	5	4
[1]	Shell Finance US Inc.	4.000%	5/10/2046	5	4
[1]	Shell Finance US Inc.	3.250%	4/6/2050	5	3
	Shell International Finance BV	2.375%	11/7/2029	5	5
	Shell International Finance BV	4.125%	5/11/2035	50	50
	Shell International Finance BV	2.875%	11/26/2041	5	4
[4]	SM Energy Co.	6.750%	8/1/2029	1	1
[4]	SM Energy Co.	7.000%	8/1/2032	3	3
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	1	1
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	3	3
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	10	10
	Spectra Energy Partners LP	4.500%	3/15/2045	91	77
[4]	Star Holding LLC	8.750%	8/1/2031	1	1
[4]	Summit Midstream Holdings LLC	8.625%	10/31/2029	3	3
	Suncor Energy Inc.	6.850%	6/1/2039	5	6
	Suncor Energy Inc.	4.000%	11/15/2047	5	4
	Sunoco LP	5.875%	3/15/2028	7	7
[4]	Sunoco LP	7.000%	9/15/2028	3	3
[4]	Sunoco LP	7.000%	5/1/2029	3	3
	Sunoco LP	4.500%	4/30/2030	3	3
[4]	Sunoco LP	7.250%	5/1/2032	1	1
[4]	Sunoco LP	6.625%	8/15/2032	3	3
[4]	Sunoco LP	6.250%	7/1/2033	6	6
[4]	Sunoco LP	5.875%	3/15/2034	5	5
[4]	Tallgrass Energy Partners LP	5.500%	1/15/2028	4	4
[4]	Tallgrass Energy Partners LP	7.375%	2/15/2029	1	1
[4]	Tallgrass Energy Partners LP	6.000%	12/31/2030	3	3
[4]	Tallgrass Energy Partners LP	6.750%	3/15/2034	3	3
[4]	Talos Production Inc.	9.000%	2/1/2029	3	3
[4]	Talos Production Inc.	9.375%	2/1/2031	1	1
	Targa Resources Corp.	6.500%	2/15/2053	5	5
	Targa Resources Corp.	6.125%	5/15/2055	5	5
	TC PipeLines LP	3.900%	5/25/2027	30	30
[4]	Texas Eastern Transmission LP	3.500%	1/15/2028	15	15
	Texas Eastern Transmission LP	7.000%	7/15/2032	26	29
[4]	TGNR Intermediate Holdings LLC	5.500%	10/15/2029	2	2
[4]	TGS ASA	8.500%	1/15/2030	1	1
[4]	Tidewater Inc.	9.125%	7/15/2030	2	2
	TotalEnergies Capital International SA	3.127%	5/29/2050	5	3
	TotalEnergies Capital SA	5.638%	4/5/2064	13	13
	TotalEnergies Capital SA	5.425%	9/10/2064	5	5
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	15	15
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	5	6
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	10	11
[4]	TransMontaigne Partners LLC	8.500%	6/15/2030	1	1
[4]	Transocean Aquila Ltd.	8.000%	9/30/2028	1	2
[4]	Transocean International Ltd.	8.250%	5/15/2029	2	2
[4]	Transocean International Ltd.	8.750%	2/15/2030	3	3
	Transocean International Ltd.	7.500%	4/15/2031	2	2
[4]	Transocean International Ltd.	8.500%	5/15/2031	3	3
[4]	Transocean International Ltd.	7.875%	10/15/2032	2	2
	Transocean International Ltd.	6.800%	3/15/2038	1	1
[1]	Transportadora de Gas Internacional SA ESP	5.550%	11/1/2028	2	2
[4]	Trident Energy Finance plc	12.500%	11/30/2029	2	2
[4]	USA Compression Partners LP	7.125%	3/15/2029	4	4
[4]	USA Compression Partners LP	6.250%	10/1/2033	2	2
[4]	Valaris Ltd.	8.375%	4/30/2030	3	3
	Valero Energy Corp.	6.625%	6/15/2037	5	6
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	2	2
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	6	5
[4]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	5	4
[4]	Venture Global LNG Inc.	8.125%	6/1/2028	5	5
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	6	6
[4]	Venture Global LNG Inc.	7.000%	1/15/2030	8	8
[4]	Venture Global LNG Inc.	8.375%	6/1/2031	7	7
[4]	Venture Global LNG Inc.	9.875%	2/1/2032	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	5	5
[4]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	1	1
[4]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	8	8
[4]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	4	4
[4]	Venture Global Plaquemines LNG LLC	7.750%	5/1/2035	4	4
[4]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	6	6
[4]	Vermilion Energy Inc.	7.250%	2/15/2033	2	2
	Viper Energy Partners LLC	5.700%	8/1/2035	5	5
[4]	Viridien	10.000%	10/15/2030	1	1
[1]	Vista Energy Argentina SAU	8.500%	6/10/2033	2	2
[4]	W&T Offshore Inc.	10.750%	2/1/2029	2	2
[4]	WBI Operating LLC	6.250%	10/15/2030	2	2
[4]	WBI Operating LLC	6.500%	10/15/2033	2	2
[4]	Weatherford International Ltd.	6.750%	10/15/2033	3	3
	Western Midstream Operating LP	5.300%	3/1/2048	5	4
	Western Midstream Operating LP	5.250%	2/1/2050	5	4
[4]	Wildfire Intermediate Holdings LLC	7.500%	10/15/2029	2	2
	Williams Cos. Inc.	4.800%	11/15/2029	5	5
	Williams Cos. Inc.	5.150%	3/15/2034	5	5
	Williams Cos. Inc.	5.300%	9/30/2035	5	5
	Williams Cos. Inc.	6.300%	4/15/2040	5	5
	Williams Cos. Inc.	4.900%	1/15/2045	5	5
	Williams Cos. Inc.	5.100%	9/15/2045	5	5
[4]	Woodside Finance Ltd.	4.500%	3/4/2029	15	15
	Woodside Finance Ltd.	5.100%	9/12/2034	5	5
	Woodside Finance Ltd.	6.000%	5/19/2035	5	5
					2,523
Financials (9.0%)
[4]	ABN AMRO Bank NV	2.470%	12/13/2029	50	48
[4]	ABN AMRO Bank NV	5.515%	12/3/2035	50	52
	ACE Capital Trust II	9.700%	4/1/2030	5	6
[4]	Acrisure LLC	8.250%	2/1/2029	5	5
[4]	Acrisure LLC	8.500%	6/15/2029	2	2
[4]	Acrisure LLC	6.000%	8/1/2029	3	3
[4]	Acrisure LLC	7.500%	11/6/2030	4	4
[1]	Aegon Ltd.	5.500%	4/11/2048	50	51
	AerCap Ireland Capital DAC	4.625%	10/15/2027	50	50
	AerCap Ireland Capital DAC	5.100%	1/19/2029	35	36
	AerCap Ireland Capital DAC	5.000%	11/15/2035	5	5
	Affiliated Managers Group Inc.	5.500%	2/15/2036	3	3
	Aflac Inc.	4.000%	10/15/2046	5	4
[4]	AIA Group Ltd.	3.900%	4/6/2028	5	5
[4]	AIA Group Ltd.	4.950%	4/4/2033	10	10
[4]	AIA Group Ltd.	4.500%	3/16/2046	5	5
[4]	AIB Group plc	5.320%	5/15/2031	5	5
	Air Lease Corp.	5.850%	12/15/2027	5	5
	Air Lease Corp.	5.100%	3/1/2029	5	5
	Air Lease Corp.	3.125%	12/1/2030	10	9
[4]	Aircastle Ltd.	2.850%	1/26/2028	5	5
[4]	Alliant Holdings Intermediate LLC	4.250%	10/15/2027	3	3
[4]	Alliant Holdings Intermediate LLC	6.750%	4/15/2028	2	2
[4]	Alliant Holdings Intermediate LLC	5.875%	11/1/2029	4	4
[4]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	4	4
[4]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	3	3
[4]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	2	2
[4]	Allianz SE	6.350%	9/6/2053	50	54
	Allstate Corp.	5.050%	6/24/2029	20	21
	Allstate Corp.	3.850%	8/10/2049	25	19
	Ally Financial Inc.	4.750%	6/9/2027	5	5
	Ally Financial Inc.	6.700%	2/14/2033	2	2
	Ally Financial Inc.	6.646%	1/17/2040	1	1
	American Express Co.	3.300%	5/3/2027	5	5
	American Express Co.	5.532%	4/25/2030	25	26
	American Express Co.	4.918%	7/20/2033	23	23
	American Express Co.	5.043%	5/1/2034	5	5
	American Express Co.	5.915%	4/25/2035	141	150
	American Express Co.	5.284%	7/26/2035	5	5
	American Express Co.	5.442%	1/30/2036	5	5
	American Express Co.	4.804%	10/24/2036	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	American Express Credit Corp.	3.300%	5/3/2027	50	50
	American International Group Inc.	4.750%	4/1/2048	5	4
[1]	American International Group Inc.	5.750%	4/1/2048	30	30
	American International Group Inc.	4.375%	6/30/2050	5	4
[4]	American National Global Funding	4.625%	12/15/2028	5	5
[4]	American National Global Funding	5.550%	1/28/2030	5	5
[4]	American National Group Inc.	6.144%	6/13/2032	5	5
	American National Group Inc.	7.000%	12/1/2055	1	1
[4]	Americo Life Inc.	3.450%	4/15/2031	22	20
	Ameriprise Financial Inc.	4.500%	5/13/2032	5	5
[4]	AmWINS Group Inc.	6.375%	2/15/2029	3	3
[4]	AmWINS Group Inc.	4.875%	6/30/2029	2	2
[4]	Amynta Agency Borrower Inc. & Amynta Warranty Borrower Inc.	7.500%	7/15/2033	1	1
	Aon Corp.	4.500%	12/15/2028	5	5
	Aon Corp.	3.750%	5/2/2029	5	5
	Aon Corp.	2.800%	5/15/2030	5	5
	Aon North America Inc.	5.125%	3/1/2027	5	5
	Aon North America Inc.	5.450%	3/1/2034	5	5
	Aon North America Inc.	5.750%	3/1/2054	5	5
[4]	APH Somerset Investor 2 LLC	7.875%	11/1/2029	2	2
	Apollo Debt Solutions BDC	6.700%	7/29/2031	5	5
	Apollo Global Management Inc.	6.000%	12/15/2054	50	50
	Arch Capital Group Ltd.	3.635%	6/30/2050	5	4
[4]	Ardonagh Finco Ltd.	7.750%	2/15/2031	7	7
[4]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	3	3
	Ares Capital Corp.	2.875%	6/15/2028	10	10
	Ares Capital Corp.	5.800%	3/8/2032	5	5
	Ares Management Corp.	5.600%	10/11/2054	5	5
	Ares Strategic Income Fund	5.700%	3/15/2028	5	5
	Ares Strategic Income Fund	6.200%	3/21/2032	5	5
[4]	Aretec Group Inc.	7.500%	4/1/2029	1	1
[4]	Armor Holdco Inc.	8.500%	11/15/2029	1	1
	Arthur J Gallagher & Co.	5.000%	2/15/2032	5	5
	Arthur J Gallagher & Co.	5.450%	7/15/2034	5	5
	Arthur J Gallagher & Co.	5.150%	2/15/2035	10	10
	Arthur J Gallagher & Co.	5.550%	2/15/2055	5	5
	Assurant Inc.	7.000%	3/27/2048	1	1
[4]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	10	10
	Athene Holding Ltd.	3.500%	1/15/2031	10	9
	Athene Holding Ltd.	5.875%	1/15/2034	5	5
	Athene Holding Ltd.	3.950%	5/25/2051	5	4
	Athene Holding Ltd.	6.250%	4/1/2054	10	10
[4]	Atlanticus Holdings Corp.	9.750%	9/1/2030	1	1
[4]	Atlas Warehouse Lending Co. LP	4.950%	11/15/2030	7	7
[4]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/2032	5	6
[4]	Australia & New Zealand Banking Group Ltd.	5.204%	9/30/2035	5	5
[4]	Avation Group S Pte. Ltd.	8.500%	5/15/2031	1	1
[4]	Aviation Capital Group LLC	6.250%	4/15/2028	17	18
[4]	Aviation Capital Group LLC	5.375%	7/15/2029	5	5
[4]	Avolon Holdings Funding Ltd.	2.528%	11/18/2027	60	58
[4]	Avolon Holdings Funding Ltd.	2.750%	2/21/2028	5	5
[4]	Avolon Holdings Funding Ltd.	6.375%	5/4/2028	5	5
[4]	Avolon Holdings Funding Ltd.	4.950%	10/15/2032	5	5
	AXA SA	8.600%	12/15/2030	5	6
	AXIS Specialty Finance LLC	3.900%	7/15/2029	5	5
[4]	Azorra Finance Ltd.	7.250%	1/15/2031	2	2
[4]	Baldwin Insurance Group Holdings LLC	7.125%	5/15/2031	2	2
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	5	6
[1]	Banco de Credito del Peru S.A.	6.450%	7/30/2035	4	4
[1]	Banco do Brasil SA	6.250%	4/18/2030	3	3
[1]	Banco do Brasil SA	6.000%	3/18/2031	3	3
[1]	Banco Macro SA	8.000%	6/23/2029	2	2
[1]	Bangkok Bank PCL	5.500%	9/21/2033	10	10
[1]	Bank of America Corp.	3.824%	1/20/2028	30	30
[1]	Bank of America Corp.	2.551%	2/4/2028	20	20
[1]	Bank of America Corp.	3.705%	4/24/2028	15	15
	Bank of America Corp.	4.376%	4/27/2028	5	5
[1]	Bank of America Corp.	3.593%	7/21/2028	8	8
	Bank of America Corp.	5.202%	4/25/2029	5	5
[1]	Bank of America Corp.	3.974%	2/7/2030	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	3.194%	7/23/2030	5	5
[1]	Bank of America Corp.	2.884%	10/22/2030	5	5
	Bank of America Corp.	5.162%	1/24/2031	15	16
[1]	Bank of America Corp.	2.496%	2/13/2031	5	5
[1]	Bank of America Corp.	2.592%	4/29/2031	5	5
[1]	Bank of America Corp.	1.898%	7/23/2031	5	5
[1]	Bank of America Corp.	1.922%	10/24/2031	5	5
[1]	Bank of America Corp.	2.651%	3/11/2032	5	5
	Bank of America Corp.	2.687%	4/22/2032	15	14
	Bank of America Corp.	2.299%	7/21/2032	5	5
	Bank of America Corp.	2.572%	10/20/2032	5	5
[1]	Bank of America Corp.	2.972%	2/4/2033	5	5
	Bank of America Corp.	4.571%	4/27/2033	5	5
[1]	Bank of America Corp.	5.015%	7/22/2033	10	10
	Bank of America Corp.	5.288%	4/25/2034	28	29
	Bank of America Corp.	5.872%	9/15/2034	55	59
	Bank of America Corp.	5.468%	1/23/2035	87	91
[1]	Bank of America Corp.	5.425%	8/15/2035	10	10
	Bank of America Corp.	5.518%	10/25/2035	5	5
	Bank of America Corp.	5.511%	1/24/2036	5	5
	Bank of America Corp.	5.464%	5/9/2036	5	5
	Bank of America Corp.	2.482%	9/21/2036	5	4
[1]	Bank of America Corp.	4.244%	4/24/2038	10	9
	Bank of America Corp.	7.750%	5/14/2038	18	22
[1]	Bank of America Corp.	4.078%	4/23/2040	5	5
[1]	Bank of America Corp.	2.676%	6/19/2041	5	4
	Bank of America Corp.	3.311%	4/22/2042	5	4
[1]	Bank of America Corp.	4.750%	4/21/2045	5	5
[1]	Bank of America Corp.	4.330%	3/15/2050	5	4
[1]	Bank of America Corp.	4.083%	3/20/2051	10	8
[1]	Bank of America Corp.	3.483%	3/13/2052	5	4
	Bank of Montreal	5.511%	6/4/2031	5	5
	Bank of Montreal	4.350%	9/22/2031	5	5
	Bank of Montreal	3.088%	1/10/2037	5	5
[1]	Bank of New York Mellon Corp.	3.442%	2/7/2028	5	5
	Bank of New York Mellon Corp.	4.596%	7/26/2030	5	5
	Bank of New York Mellon Corp.	4.942%	2/11/2031	5	5
	Bank of New York Mellon Corp.	5.060%	7/22/2032	5	5
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	5	5
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	5	5
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	5	5
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	5	6
	Bank of New York Mellon Corp.	5.316%	6/6/2036	5	5
	Bank of New York Mellon Corp.	5.606%	7/21/2039	5	5
	Bank of Nova Scotia	4.850%	2/1/2030	5	5
	Bank of Nova Scotia	2.150%	8/1/2031	5	5
	Bank of Nova Scotia	2.450%	2/2/2032	10	9
	Bank of Nova Scotia	4.740%	11/10/2032	5	5
	Bank of Nova Scotia	5.650%	2/1/2034	10	11
	Bank of Nova Scotia	4.588%	5/4/2037	5	5
[4]	Banque Federative du Credit Mutuel SA	5.790%	7/13/2028	50	52
	Barclays plc	4.837%	9/10/2028	2	2
[1]	Barclays plc	4.972%	5/16/2029	20	20
[1]	Barclays plc	5.088%	6/20/2030	5	5
	Barclays plc	2.667%	3/10/2032	8	7
	Barclays plc	2.894%	11/24/2032	218	198
	Barclays plc	7.437%	11/2/2033	40	46
	Barclays plc	3.564%	9/23/2035	30	28
	Barings BDC Inc.	7.000%	2/15/2029	5	5
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	5	5
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	5	4
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	5	4
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	5	3
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	5	4
	BlackRock Funding Inc.	4.600%	7/26/2027	50	51
	BlackRock Funding Inc.	5.250%	3/14/2054	5	5
	BlackRock Funding Inc.	5.350%	1/8/2055	5	5
	Blackrock Inc.	3.250%	4/30/2029	5	5
	Blackrock Inc.	4.750%	5/25/2033	5	5
	BlackRock TCP Capital Corp.	6.950%	5/30/2029	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Blackstone Holdings Finance Co. LLC	2.500%	1/10/2030	5	5
[4]	Blackstone Holdings Finance Co. LLC	2.850%	8/5/2051	5	3
[4]	Blackstone Holdings Finance Co. LLC	3.200%	1/30/2052	5	3
	Blackstone Private Credit Fund	7.300%	11/27/2028	32	34
	Blackstone Private Credit Fund	5.950%	7/16/2029	5	5
	Blackstone Private Credit Fund	6.000%	1/29/2032	5	5
	Blackstone Private Credit Fund	6.000%	11/22/2034	6	6
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	5	5
	Blackstone Secured Lending Fund	5.300%	6/30/2030	5	5
[4]	Block Inc.	5.625%	8/15/2030	3	3
	Block Inc.	3.500%	6/1/2031	8	8
	Block Inc.	6.500%	5/15/2032	2	2
[4]	Block Inc.	6.000%	8/15/2033	1	1
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	5	5
	Blue Owl Finance LLC	4.375%	2/15/2032	10	10
	Blue Owl Finance LLC	6.250%	4/18/2034	5	5
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	10	10
[4]	BNP Paribas SA	4.792%	5/9/2029	35	35
[4]	BOC Aviation Ltd.	3.000%	9/11/2029	60	58
[4]	BPCE SA	3.648%	1/14/2037	25	23
[4]	Bread Financial Holdings Inc.	6.750%	5/15/2031	2	2
[4]	Bread Financial Holdings Inc.	8.375%	6/15/2035	1	1
[4]	Brighthouse Financial Global Funding	5.650%	6/10/2029	5	5
	Brighthouse Financial Inc.	5.625%	5/15/2030	5	5
[4]	Broadstreet Partners Group LLC	5.875%	4/15/2029	2	2
	Brookfield Finance I UK plc	2.340%	1/30/2032	5	4
	Brookfield Finance Inc.	4.350%	4/15/2030	5	5
	Brookfield Finance Inc.	5.330%	1/15/2036	5	5
	Brookfield Finance Inc.	4.700%	9/20/2047	5	4
	Brookfield Finance Inc.	3.625%	2/15/2052	5	4
	Brown & Brown Inc.	4.900%	6/23/2030	5	5
	Brown & Brown Inc.	6.250%	6/23/2055	5	5
[4]	Burford Capital Global Finance LLC	6.875%	4/15/2030	1	1
[4]	Burford Capital Global Finance LLC	7.500%	7/15/2033	3	3
[4]	CaixaBank SA	6.208%	1/18/2029	35	36
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	5	5
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	5	5
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	10	11
	Capital One Financial Corp.	3.750%	3/9/2027	5	5
	Capital One Financial Corp.	3.650%	5/11/2027	5	5
	Capital One Financial Corp.	5.700%	2/1/2030	5	5
	Capital One Financial Corp.	5.463%	7/26/2030	5	5
	Capital One Financial Corp.	4.493%	9/11/2031	5	5
[1]	Capital One Financial Corp.	7.624%	10/30/2031	5	6
	Capital One Financial Corp.	2.359%	7/29/2032	5	4
	Capital One Financial Corp.	5.268%	5/10/2033	5	5
	Capital One Financial Corp.	6.377%	6/8/2034	5	5
	Capital One Financial Corp.	7.964%	11/2/2034	5	6
	Capital One Financial Corp.	5.197%	9/11/2036	5	5
[4]	Carlyle Holdings II Finance LLC	5.625%	3/30/2043	5	5
	Charles Schwab Corp.	3.250%	5/22/2029	5	5
	Charles Schwab Corp.	4.625%	3/22/2030	5	5
	Charles Schwab Corp.	2.900%	3/3/2032	5	5
	Charles Schwab Corp.	6.136%	8/24/2034	5	5
	Chubb INA Holdings LLC	5.000%	3/15/2034	5	5
	Chubb INA Holdings LLC	4.900%	8/15/2035	5	5
	Chubb INA Holdings LLC	6.000%	5/11/2037	5	5
	Chubb INA Holdings LLC	4.350%	11/3/2045	5	4
	CI Financial Corp.	3.200%	12/17/2030	5	5
[4]	Citadel LP	6.375%	1/23/2032	5	5
[1]	Citigroup Inc.	3.887%	1/10/2028	20	20
	Citigroup Inc.	4.125%	7/25/2028	18	18
	Citigroup Inc.	5.174%	2/13/2030	23	24
[1]	Citigroup Inc.	3.980%	3/20/2030	10	10
	Citigroup Inc.	4.542%	9/19/2030	10	10
[1]	Citigroup Inc.	2.976%	11/5/2030	5	5
[1]	Citigroup Inc.	2.666%	1/29/2031	15	14
[1]	Citigroup Inc.	4.412%	3/31/2031	15	15
	Citigroup Inc.	4.952%	5/7/2031	10	10
[1]	Citigroup Inc.	2.572%	6/3/2031	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.503%	9/11/2031	5	5
	Citigroup Inc.	2.561%	5/1/2032	165	150
	Citigroup Inc.	4.910%	5/24/2033	5	5
	Citigroup Inc.	5.827%	2/13/2035	5	5
	Citigroup Inc.	5.449%	6/11/2035	5	5
	Citigroup Inc.	6.125%	8/25/2036	28	30
	Citigroup Inc.	5.174%	9/11/2036	10	10
[1]	Citigroup Inc.	3.878%	1/24/2039	5	4
	Citigroup Inc.	5.411%	9/19/2039	5	5
	Citigroup Inc.	6.675%	9/13/2043	5	6
	Citigroup Inc.	4.750%	5/18/2046	5	4
[1]	Citigroup Inc.	4.281%	4/24/2048	5	4
	Citigroup Inc.	4.650%	7/23/2048	5	4
	Citigroup Inc.	5.612%	3/4/2056	5	5
	Citizens Financial Group Inc.	3.250%	4/30/2030	5	5
	Citizens Financial Group Inc.	5.718%	7/23/2032	5	5
	Citizens Financial Group Inc.	2.638%	9/30/2032	5	4
	Citizens Financial Group Inc.	6.645%	4/25/2035	5	6
	CME Group Inc.	4.150%	6/15/2048	5	4
	CNA Financial Corp.	5.500%	6/15/2033	5	5
[4]	CNO Global Funding	4.375%	9/8/2028	20	20
[4]	CNO Global Funding	4.950%	9/9/2029	5	5
[4]	CNO Global Funding	4.700%	12/11/2030	5	5
[4]	Cobra AcquisitionCo LLC	6.375%	11/1/2029	2	2
[4]	Coinbase Global Inc.	3.375%	10/1/2028	7	7
	Comerica Inc.	4.000%	2/1/2029	5	5
[4]	Commonwealth Bank of Australia	2.552%	3/14/2027	5	5
[4]	Commonwealth Bank of Australia	3.900%	7/12/2047	5	4
[4]	Compass Group Diversified Holdings LLC	5.250%	4/15/2029	3	3
[4]	Compass Group Diversified Holdings LLC	5.000%	1/15/2032	1	1
[4]	Constellation Global Funding	4.850%	10/22/2030	5	5
[4]	Constellation Insurance Inc.	6.625%	5/1/2031	1	1
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	5	5
	Corebridge Financial Inc.	3.650%	4/5/2027	5	5
	Corebridge Financial Inc.	4.350%	4/5/2042	5	4
	Corebridge Financial Inc.	6.875%	12/15/2052	10	10
[4]	Corebridge Global Funding	4.900%	8/21/2032	5	5
[4]	Credit Acceptance Corp.	9.250%	12/15/2028	1	1
[4]	Credit Acceptance Corp.	6.625%	3/15/2030	2	2
[4]	Credit Agricole SA	4.000%	1/10/2033	50	50
[4]	Credit Agricole SA	5.514%	7/5/2033	5	5
[4]	Credit Agricole SA	6.251%	1/10/2035	14	15
	Credit Suisse USA LLC	7.125%	7/15/2032	5	6
[4]	CrossCountry Intermediate HoldCo LLC	6.500%	10/1/2030	2	2
[4]	CrossCountry Intermediate HoldCo LLC	6.750%	12/1/2032	2	2
	Deutsche Bank AG	3.742%	1/7/2033	5	5
[4]	Empower Finance 2020 LP	3.075%	9/17/2051	43	28
	Enact Holdings Inc.	6.250%	5/28/2029	5	5
[4]	Encore Capital Group Inc.	9.250%	4/1/2029	4	4
[4]	Encore Capital Group Inc.	6.625%	4/15/2031	2	2
[4]	Enova International Inc.	9.125%	8/1/2029	2	2
	Enstar Finance LLC	5.500%	1/15/2042	5	5
[4]	Equitable America Global Funding	4.300%	12/15/2028	5	5
[4]	Equitable America Global Funding	4.700%	9/15/2032	5	5
[4]	Equitable Financial Life Global Funding	5.000%	3/27/2030	5	5
	Equitable Holdings Inc.	5.000%	4/20/2048	5	5
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	5	4
[4]	EZCORP Inc.	7.375%	4/1/2032	1	1
	F&G Annuities & Life Inc.	6.500%	6/4/2029	5	5
[4]	F&G Global Funding	5.875%	6/10/2027	50	51
[4]	F&G Global Funding	4.650%	9/8/2028	5	5
[4]	F&G Global Funding	5.875%	1/16/2030	5	5
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	5	5
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	5	5
[4]	Farmers Insurance Exchange	4.747%	11/1/2057	36	31
	Fidelis Insurance Holdings Ltd.	7.750%	6/15/2055	1	1
	Fifth Third Bancorp	6.339%	7/27/2029	5	5
	Fifth Third Bancorp	5.631%	1/29/2032	5	5
	Fifth Third Bancorp	4.337%	4/25/2033	5	5
	Fifth Third Bancorp	8.250%	3/1/2038	5	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	First American Financial Corp.	2.400%	8/15/2031	5	4
	First Citizens BancShares Inc.	6.254%	3/12/2040	5	5
[1]	First Horizon Bank	5.750%	5/1/2030	5	5
[4]	FirstCash Inc.	5.625%	1/1/2030	3	3
[4]	FirstCash Inc.	6.875%	3/1/2032	1	1
[4]	Five Point Operating Co. LP	8.000%	10/1/2030	1	1
[4]	FMR LLC	6.500%	12/14/2040	17	19
[4]	Focus Financial Partners LLC	6.750%	9/15/2031	3	3
	Franklin BSP Capital Corp.	7.200%	6/15/2029	5	5
	Franklin Resources Inc.	1.600%	10/30/2030	5	4
	Franklin Resources Inc.	2.950%	8/12/2051	18	11
[4]	Freedom Mortgage Corp.	12.250%	10/1/2030	3	3
[4]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	2	2
[4]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	3	3
[4]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	2	2
[4]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	1	1
	FS KKR Capital Corp.	3.125%	10/12/2028	5	5
	FS KKR Capital Corp.	7.875%	1/15/2029	5	5
[4]	FTAI Aviation Investors LLC	5.500%	5/1/2028	12	12
[4]	FTAI Aviation Investors LLC	7.000%	5/1/2031	2	2
[4]	FTAI Aviation Investors LLC	7.000%	6/15/2032	2	2
	Gaci First Investment Co.	5.250%	1/29/2034	210	215
	GATX Corp.	4.550%	11/7/2028	5	5
	GATX Corp.	5.200%	3/15/2044	5	5
	GATX Corp.	6.050%	6/5/2054	15	15
	Genworth Holdings Inc.	6.500%	6/15/2034	1	1
[4]	GGAM Finance Ltd.	6.875%	4/15/2029	10	10
[4]	GGAM Finance Ltd.	5.875%	3/15/2030	1	1
[4]	Global Aircraft Leasing Co. Ltd.	8.750%	9/1/2027	12	13
[4]	Global Atlantic Fin Co.	7.950%	6/15/2033	5	6
[4]	Global Atlantic Fin Co.	7.950%	10/15/2054	2	2
[4]	Global Atlantic Fin Co.	7.250%	3/1/2056	2	2
	Global Payments Inc.	4.950%	8/15/2027	18	18
	Global Payments Inc.	3.200%	8/15/2029	5	5
	Global Payments Inc.	2.900%	5/15/2030	5	5
	Global Payments Inc.	5.400%	8/15/2032	5	5
	Globe Life Inc.	5.850%	9/15/2034	5	5
[4]	goeasy Ltd.	9.250%	12/1/2028	3	3
[4]	goeasy Ltd.	7.625%	7/1/2029	5	5
[4]	goeasy Ltd.	6.875%	5/15/2030	1	1
	Goldman Sachs Group Inc.	2.640%	2/24/2028	45	44
	Goldman Sachs Group Inc.	3.615%	3/15/2028	15	15
	Goldman Sachs Group Inc.	4.937%	4/23/2028	5	5
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	5	5
	Goldman Sachs Group Inc.	4.153%	10/21/2029	5	5
	Goldman Sachs Group Inc.	2.600%	2/7/2030	23	22
	Goldman Sachs Group Inc.	3.800%	3/15/2030	18	18
	Goldman Sachs Group Inc.	5.727%	4/25/2030	5	5
	Goldman Sachs Group Inc.	5.049%	7/23/2030	5	5
	Goldman Sachs Group Inc.	4.692%	10/23/2030	5	5
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	5	5
	Goldman Sachs Group Inc.	5.218%	4/23/2031	15	16
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	5	5
	Goldman Sachs Group Inc.	2.615%	4/22/2032	160	146
	Goldman Sachs Group Inc.	2.383%	7/21/2032	11	10
	Goldman Sachs Group Inc.	2.650%	10/21/2032	5	5
	Goldman Sachs Group Inc.	3.102%	2/24/2033	5	5
	Goldman Sachs Group Inc.	5.851%	4/25/2035	5	5
	Goldman Sachs Group Inc.	5.330%	7/23/2035	5	5
	Goldman Sachs Group Inc.	5.016%	10/23/2035	5	5
	Goldman Sachs Group Inc.	5.536%	1/28/2036	5	5
	Goldman Sachs Group Inc.	4.939%	10/21/2036	5	5
	Goldman Sachs Group Inc.	6.750%	10/1/2037	10	11
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	5	5
	Goldman Sachs Group Inc.	6.250%	2/1/2041	5	6
	Goldman Sachs Group Inc.	3.210%	4/22/2042	5	4
	Goldman Sachs Group Inc.	3.436%	2/24/2043	5	4
	Goldman Sachs Group Inc.	5.561%	11/19/2045	23	23
	Goldman Sachs Group Inc.	5.734%	1/28/2056	10	10
[4]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golub Capital BDC Inc.	6.000%	7/15/2029	5	5
[4]	Guardian Life Global Funding	4.066%	9/5/2028	5	5
[4]	Guardian Life Global Funding	5.737%	10/2/2028	5	5
[4]	Guardian Life Global Funding	4.402%	12/11/2030	5	5
[4]	Guardian Life Insurance Co. of America	4.850%	1/24/2077	10	8
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	5	5
	HA Sustainable Infrastructure Capital Inc.	8.000%	6/1/2056	2	2
	Hartford Insurance Group Inc.	6.100%	10/1/2041	5	5
[4]	HBOS plc	6.000%	11/1/2033	5	5
[4]	Hightower Holding LLC	6.750%	4/15/2029	1	1
[4]	Hightower Holding LLC	9.125%	1/31/2030	1	1
[4]	Howard Hughes Corp.	4.125%	2/1/2029	1	1
[4]	Howard Hughes Corp.	4.375%	2/1/2031	3	3
[4]	Howden UK Refinance plc	7.250%	2/15/2031	4	4
[4]	Howden UK Refinance plc	8.125%	2/15/2032	1	1
	HPS Corporate Lending Fund	5.450%	1/14/2028	6	6
	HPS Corporate Lending Fund	6.750%	1/30/2029	5	5
	HPS Corporate Lending Fund	5.950%	4/14/2032	5	5
[1]	HSBC Bank USA NA	5.625%	8/15/2035	5	5
	HSBC Holdings plc	2.206%	8/17/2029	119	113
	HSBC Holdings plc	4.619%	11/6/2031	50	50
	HSBC Holdings plc	5.790%	5/13/2036	5	5
	HSBC Holdings plc	5.741%	9/10/2036	34	35
	HSBC Holdings plc	5.133%	11/6/2036	25	25
	HSBC Holdings plc	6.100%	1/14/2042	10	11
[4]	HUB International Ltd.	5.625%	12/1/2029	4	4
[4]	HUB International Ltd.	7.250%	6/15/2030	5	5
[4]	HUB International Ltd.	7.375%	1/31/2032	5	5
[4]	Hunt Cos. Inc.	5.250%	4/15/2029	2	2
	Huntington Bancshares Inc.	6.208%	8/21/2029	5	5
	Huntington Bancshares Inc.	5.023%	5/17/2033	5	5
	Huntington Bancshares Inc.	5.709%	2/2/2035	5	5
	Huntington Bancshares Inc.	6.141%	11/18/2039	5	5
	Icahn Enterprises LP	5.250%	5/15/2027	3	3
	Icahn Enterprises LP	9.750%	1/15/2029	2	2
	Icahn Enterprises LP	4.375%	2/1/2029	2	2
[4]	Icahn Enterprises LP	10.000%	11/15/2029	6	6
	Independent Bank Corp.	7.250%	4/1/2035	5	5
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	10	10
	Intercontinental Exchange Inc.	3.625%	9/1/2028	5	5
	Intercontinental Exchange Inc.	3.750%	9/21/2028	5	5
	Intercontinental Exchange Inc.	4.350%	6/15/2029	5	5
	Intercontinental Exchange Inc.	1.850%	9/15/2032	5	4
	Intercontinental Exchange Inc.	4.600%	3/15/2033	5	5
	Intercontinental Exchange Inc.	3.000%	6/15/2050	5	3
	Intercontinental Exchange Inc.	4.950%	6/15/2052	5	5
[4]	Intesa Sanpaolo SpA	6.625%	6/20/2033	10	11
[4]	Intesa Sanpaolo SpA	4.700%	9/23/2049	10	8
[4]	Intesa Sanpaolo SpA	7.800%	11/28/2053	1	1
	Jackson Financial Inc.	5.670%	6/8/2032	5	5
[4]	Jackson National Life Global Funding	3.050%	6/21/2029	5	5
[4]	Jackson National Life Global Funding	4.550%	9/9/2030	5	5
[4]	Jane Street Group	7.125%	4/30/2031	10	11
[4]	Jane Street Group	6.125%	11/1/2032	15	15
[4]	Jefferies Finance LLC	5.000%	8/15/2028	5	5
	Jefferies Financial Group Inc.	4.850%	1/15/2027	20	20
	Jefferies Financial Group Inc.	6.200%	4/14/2034	5	5
[4]	Jefferson Capital Holdings LLC	8.250%	5/15/2030	2	2
[4]	Jones Deslauriers Insurance Management Inc.	8.500%	3/15/2030	4	4
[4]	Jones Deslauriers Insurance Management Inc.	6.875%	10/1/2033	1	1
	JPMorgan Chase & Co.	8.000%	4/29/2027	200	211
	JPMorgan Chase & Co.	5.040%	1/23/2028	25	25
	JPMorgan Chase & Co.	5.571%	4/22/2028	15	15
	JPMorgan Chase & Co.	4.323%	4/26/2028	22	22
[1]	JPMorgan Chase & Co.	2.182%	6/1/2028	14	14
	JPMorgan Chase & Co.	4.851%	7/25/2028	5	5
	JPMorgan Chase & Co.	5.299%	7/24/2029	5	5
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	5	5
	JPMorgan Chase & Co.	5.012%	1/23/2030	10	10
	JPMorgan Chase & Co.	5.581%	4/22/2030	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	5	5
	JPMorgan Chase & Co.	4.565%	6/14/2030	20	20
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	5	5
	JPMorgan Chase & Co.	4.603%	10/22/2030	15	15
	JPMorgan Chase & Co.	5.140%	1/24/2031	15	16
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	20	20
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	15	14
	JPMorgan Chase & Co.	4.255%	10/22/2031	5	5
	JPMorgan Chase & Co.	2.580%	4/22/2032	5	5
	JPMorgan Chase & Co.	2.545%	11/8/2032	5	5
	JPMorgan Chase & Co.	2.963%	1/25/2033	5	5
	JPMorgan Chase & Co.	4.586%	4/26/2033	5	5
	JPMorgan Chase & Co.	4.912%	7/25/2033	5	5
	JPMorgan Chase & Co.	5.717%	9/14/2033	5	5
	JPMorgan Chase & Co.	5.350%	6/1/2034	5	5
	JPMorgan Chase & Co.	6.254%	10/23/2034	5	6
	JPMorgan Chase & Co.	5.336%	1/23/2035	23	24
	JPMorgan Chase & Co.	5.766%	4/22/2035	5	5
	JPMorgan Chase & Co.	5.294%	7/22/2035	5	5
	JPMorgan Chase & Co.	4.946%	10/22/2035	5	5
	JPMorgan Chase & Co.	5.502%	1/24/2036	5	5
	JPMorgan Chase & Co.	5.572%	4/22/2036	5	5
	JPMorgan Chase & Co.	4.810%	10/22/2036	5	5
	JPMorgan Chase & Co.	6.400%	5/15/2038	5	6
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	5	5
	JPMorgan Chase & Co.	5.600%	7/15/2041	5	5
	JPMorgan Chase & Co.	2.525%	11/19/2041	50	36
	JPMorgan Chase & Co.	5.625%	8/16/2043	5	5
	JPMorgan Chase & Co.	4.950%	6/1/2045	5	5
	JPMorgan Chase & Co.	5.534%	11/29/2045	5	5
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	5	4
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	69	55
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	5	3
	JPMorgan Chase & Co.	3.328%	4/22/2052	10	7
	Kemper Corp.	2.400%	9/30/2030	5	5
	Kennedy-Wilson Inc.	4.750%	3/1/2029	1	1
	Kennedy-Wilson Inc.	4.750%	2/1/2030	3	3
	Kennedy-Wilson Inc.	5.000%	3/1/2031	1	1
[1]	KeyCorp	4.100%	4/30/2028	5	5
[1]	KeyCorp	4.789%	6/1/2033	5	5
	KeyCorp	6.401%	3/6/2035	10	11
[4]	KKR Group Finance Co. II LLC	5.500%	2/1/2043	5	5
[4]	KKR Group Finance Co. III LLC	5.125%	6/1/2044	8	8
[4]	KKR Group Finance Co. VII LLC	3.625%	2/25/2050	9	7
[4]	KKR Group Finance Co. VIII LLC	3.500%	8/25/2050	5	4
[4]	KKR Group Finance Co. XII LLC	4.850%	5/17/2032	5	5
[4]	LD Holdings Group LLC	6.125%	4/1/2028	2	2
[4]	LFS Topco LLC	8.750%	7/15/2030	1	1
[4]	Liberty Mutual Group Inc.	4.569%	2/1/2029	5	5
[4]	Liberty Mutual Group Inc.	7.800%	3/15/2037	1	1
[4]	Liberty Mutual Group Inc.	3.951%	10/15/2050	5	4
[4]	Liberty Mutual Group Inc.	4.300%	2/1/2061	3	2
[4]	Lincoln Financial Global Funding	5.300%	1/13/2030	5	5
	Lincoln National Corp.	3.400%	1/15/2031	5	5
	Lincoln National Corp.	5.852%	3/15/2034	5	5
	Lloyds Banking Group plc	5.679%	1/5/2035	20	21
	LPL Holdings Inc.	5.150%	6/15/2030	5	5
[4]	LSEG Finance plc	2.500%	4/6/2031	48	44
	M&T Bank Corp.	6.082%	3/13/2032	5	5
	M&T Bank Corp.	5.053%	1/27/2034	5	5
	M&T Bank Corp.	5.400%	7/30/2035	5	5
[1]	M&T Bank Corp.	5.385%	1/16/2036	5	5
[4]	Macquarie Group Ltd.	2.691%	6/23/2032	5	5
[4]	Macquarie Group Ltd.	4.442%	6/21/2033	5	5
[4]	Macquarie Group Ltd.	5.491%	11/9/2033	5	5
[4]	Macquarie Group Ltd.	5.887%	6/15/2034	23	24
[4]	Macquarie Group Ltd.	6.255%	12/7/2034	5	5
	Manulife Financial Corp.	3.703%	3/16/2032	5	5
	Markel Group Inc.	5.000%	4/5/2046	5	5
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	5	5
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	5	5
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	5	5
[4]	Massachusetts Mutual Life Insurance Co.	5.077%	2/15/2069	73	65
	Mastercard Inc.	3.350%	3/26/2030	5	5
	Mastercard Inc.	4.850%	3/9/2033	10	10
	Mastercard Inc.	3.650%	6/1/2049	50	38
	Mastercard Inc.	3.850%	3/26/2050	5	4
	MBIA Inc.	5.700%	12/1/2034	1	1
	MetLife Inc.	6.375%	6/15/2034	5	6
	MetLife Inc.	5.700%	6/15/2035	5	5
[1]	MetLife Inc.	6.400%	12/15/2036	5	5
	MetLife Inc.	4.125%	8/13/2042	5	4
	MetLife Inc.	4.721%	12/15/2044	11	10
	MetLife Inc.	4.050%	3/1/2045	10	8
	MetLife Inc.	4.600%	5/13/2046	5	5
[1]	MetLife Inc.	6.350%	3/15/2055	5	5
[4]	Midcap Financial Issuer Trust	6.500%	5/1/2028	3	3
[4]	Midcap Financial Issuer Trust	5.625%	1/15/2030	1	1
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	5	5
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	5	5
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	30	30
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	15	14
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	10	9
[4]	Mitsui Fudosan Co. Ltd.	3.650%	7/20/2027	5	5
	Mizuho Financial Group Inc.	2.564%	9/13/2031	5	5
[4]	Mobius Merger Sub Inc.	9.000%	6/1/2030	1	1
	Morgan Stanley	3.625%	1/20/2027	5	5
	Morgan Stanley	3.950%	4/23/2027	26	26
	Morgan Stanley	2.475%	1/21/2028	55	54
[1]	Morgan Stanley	5.652%	4/13/2028	15	15
[1]	Morgan Stanley	3.591%	7/22/2028	5	5
	Morgan Stanley	5.173%	1/16/2030	5	5
	Morgan Stanley	5.656%	4/18/2030	20	21
	Morgan Stanley	5.042%	7/19/2030	15	15
	Morgan Stanley	4.654%	10/18/2030	15	15
	Morgan Stanley	5.230%	1/15/2031	5	5
[1]	Morgan Stanley	2.699%	1/22/2031	23	22
[1]	Morgan Stanley	3.622%	4/1/2031	5	5
	Morgan Stanley	5.192%	4/17/2031	13	13
[1]	Morgan Stanley	4.356%	10/22/2031	5	5
[1]	Morgan Stanley	1.794%	2/13/2032	5	4
[1]	Morgan Stanley	1.928%	4/28/2032	177	155
[1]	Morgan Stanley	2.239%	7/21/2032	5	4
[1]	Morgan Stanley	2.511%	10/20/2032	5	5
[1]	Morgan Stanley	5.250%	4/21/2034	5	5
[1]	Morgan Stanley	5.424%	7/21/2034	10	10
	Morgan Stanley	5.831%	4/19/2035	5	5
	Morgan Stanley	5.320%	7/19/2035	5	5
	Morgan Stanley	5.587%	1/18/2036	5	5
[1]	Morgan Stanley	4.892%	10/22/2036	5	5
	Morgan Stanley	5.297%	4/20/2037	5	5
	Morgan Stanley	5.948%	1/19/2038	5	5
[1]	Morgan Stanley	3.971%	7/22/2038	25	23
	Morgan Stanley	5.942%	2/7/2039	5	5
	Morgan Stanley	6.375%	7/24/2042	5	6
	Morgan Stanley	4.300%	1/27/2045	5	4
[1]	Morgan Stanley	4.375%	1/22/2047	29	25
[1]	Morgan Stanley	5.597%	3/24/2051	5	5
[1]	Morgan Stanley	2.802%	1/25/2052	5	3
	Morgan Stanley	5.516%	11/19/2055	5	5
[4]	Mutual of Omaha Cos. Global Funding	5.350%	4/9/2027	5	5
[4]	Nassau Cos. of New York	7.875%	7/15/2030	1	1
[4]	Nationwide Mutual Insurance Co.	9.375%	8/15/2039	60	81
	NatWest Group plc	6.475%	6/1/2034	50	53
	Navient Corp.	5.000%	3/15/2027	1	1
	Navient Corp.	5.500%	3/15/2029	3	3
	Navient Corp.	9.375%	7/25/2030	1	1
	Navient Corp.	7.875%	6/15/2032	3	3
[1]	Navient Corp.	5.625%	8/1/2033	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York Life Global Funding	4.150%	7/25/2028	5	5
[4]	New York Life Global Funding	5.000%	1/9/2034	5	5
[4]	New York Life Global Funding	5.350%	1/23/2035	5	5
[4]	New York Life Insurance Co.	6.750%	11/15/2039	5	6
[4]	NLG Global Funding	5.400%	1/23/2030	5	5
[4]	NLG Global Funding	4.350%	9/15/2030	5	5
	NMI Holdings Inc.	6.000%	8/15/2029	6	6
[4]	Northwestern Mutual Global Funding	4.350%	9/15/2027	5	5
[4]	Northwestern Mutual Global Funding	4.490%	3/21/2028	5	5
[4]	Northwestern Mutual Global Funding	1.700%	6/1/2028	8	8
[4]	Northwestern Mutual Life Insurance Co.	6.063%	3/30/2040	4	4
[4]	Northwestern Mutual Life Insurance Co.	6.170%	5/29/2055	4	4
[4]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	5	5
	OneMain Finance Corp.	3.875%	9/15/2028	3	3
	OneMain Finance Corp.	6.625%	5/15/2029	3	3
	OneMain Finance Corp.	6.125%	5/15/2030	3	3
	OneMain Finance Corp.	4.000%	9/15/2030	6	6
	OneMain Finance Corp.	7.125%	11/15/2031	3	3
	OneMain Finance Corp.	7.125%	9/15/2032	1	1
	OneMain Finance Corp.	6.500%	3/15/2033	5	5
	OneMain Finance Corp.	6.750%	9/15/2033	2	2
	ORIX Corp.	3.700%	7/18/2027	23	23
	ORIX Corp.	4.000%	4/13/2032	5	5
[4]	Osaic Holdings Inc.	6.750%	8/1/2032	3	3
[4]	Oxford Finance LLC	6.375%	2/1/2027	1	1
[4]	Pacific Life Global Funding II	4.450%	5/1/2028	5	5
[4]	Pacific Life Global Funding II	4.500%	8/28/2029	5	5
[4]	Pacific Life Insurance Co.	4.300%	10/24/2067	5	4
[4]	Pacific LifeCorp	5.125%	1/30/2043	5	5
[4]	Panther Escrow Issuer LLC	7.125%	6/1/2031	9	9
[4]	Park Intermediate Holdings LLC	5.875%	10/1/2028	2	2
[4]	Park Intermediate Holdings LLC	4.875%	5/15/2029	3	3
	PayPal Holdings Inc.	2.850%	10/1/2029	5	5
	PayPal Holdings Inc.	4.400%	6/1/2032	5	5
	PayPal Holdings Inc.	5.150%	6/1/2034	5	5
	PayPal Holdings Inc.	3.250%	6/1/2050	5	3
	PayPal Holdings Inc.	5.250%	6/1/2062	28	26
[4]	Paysafe Finance plc	4.000%	6/15/2029	1	1
[4]	Penn Mutual Life Insurance Co.	3.800%	4/29/2061	5	3
[4]	PennyMac Financial Services Inc.	4.250%	2/15/2029	3	3
[4]	PennyMac Financial Services Inc.	7.875%	12/15/2029	3	3
[4]	PennyMac Financial Services Inc.	5.750%	9/15/2031	1	1
[4]	PennyMac Financial Services Inc.	6.750%	2/15/2034	4	4
[4]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	5	5
[4]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	5	5
[4]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	5	5
[4]	PHH Escrow Issuer LLC	9.875%	11/1/2029	1	1
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	2	2
[4]	Planet Financial Group LLC	10.500%	12/15/2029	2	2
	PNC Financial Services Group Inc.	5.300%	1/21/2028	5	5
	PNC Financial Services Group Inc.	2.550%	1/22/2030	20	19
	PNC Financial Services Group Inc.	2.307%	4/23/2032	5	5
	PNC Financial Services Group Inc.	4.812%	10/21/2032	5	5
	PNC Financial Services Group Inc.	4.626%	6/6/2033	5	5
	PNC Financial Services Group Inc.	5.068%	1/24/2034	29	30
	PNC Financial Services Group Inc.	5.939%	8/18/2034	5	5
	PNC Financial Services Group Inc.	6.875%	10/20/2034	5	6
	PNC Financial Services Group Inc.	5.676%	1/22/2035	5	5
	PNC Financial Services Group Inc.	5.401%	7/23/2035	5	5
	PNC Financial Services Group Inc.	5.575%	1/29/2036	5	5
	PNC Financial Services Group Inc.	5.373%	7/21/2036	5	5
[4]	PRA Group Inc.	8.375%	2/1/2028	10	10
[4]	PRA Group Inc.	5.000%	10/1/2029	1	1
[4]	PRA Group Inc.	8.875%	1/31/2030	1	1
	Principal Financial Group Inc.	6.050%	10/15/2036	5	5
	Principal Financial Group Inc.	5.500%	3/15/2053	5	5
[4]	Principal Life Global Funding II	4.250%	8/18/2028	5	5
[4]	Principal Life Global Funding II	5.100%	1/25/2029	5	5
	Progressive Corp.	6.625%	3/1/2029	5	5
	Progressive Corp.	4.125%	4/15/2047	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Prologis Targeted US Logistics Fund LP	4.750%	1/15/2036	5	5
	Prospect Capital Corp.	3.437%	10/15/2028	1	1
	Provident Financing Trust I	7.405%	3/15/2038	1	1
[4]	Provident Funding Associates LP	9.750%	9/15/2029	1	1
	Prudential Financial Inc.	5.200%	3/14/2035	5	5
[1]	Prudential Financial Inc.	4.600%	5/15/2044	5	5
[1]	Prudential Financial Inc.	4.500%	9/15/2047	15	15
[1]	Prudential Financial Inc.	5.700%	9/15/2048	10	10
[1]	Prudential Financial Inc.	3.700%	10/1/2050	5	5
[1]	Prudential Financial Inc.	3.700%	3/13/2051	5	4
	Prudential Financial Inc.	6.750%	3/1/2053	8	9
	Raymond James Financial Inc.	4.650%	4/1/2030	5	5
	Regions Financial Corp.	5.502%	9/6/2035	5	5
	Regions Financial Corp.	7.375%	12/10/2037	5	6
	Reinsurance Group of America Inc.	3.150%	6/15/2030	5	5
[4]	Reliance Standard Life Global Funding II	4.928%	9/1/2027	10	10
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	5	5
[4]	Rfna LP	7.875%	2/15/2030	1	1
[4]	RGA Global Funding	5.500%	1/11/2031	5	5
[4]	RGA Global Funding	5.000%	8/25/2032	5	5
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	7	7
[4]	Rocket Cos. Inc.	7.125%	2/1/2032	3	3
[4]	Rocket Cos. Inc.	6.375%	8/1/2033	5	5
[4]	Rocket Mortgage LLC	3.875%	3/1/2031	2	2
[4]	Rocket Mortgage LLC	4.000%	10/15/2033	5	5
[1]	Royal Bank of Canada	4.875%	1/19/2027	5	5
[1]	Royal Bank of Canada	2.050%	1/21/2027	30	30
[1]	Royal Bank of Canada	4.715%	3/27/2028	5	5
[1]	Royal Bank of Canada	4.522%	10/18/2028	53	54
[1]	Royal Bank of Canada	4.969%	8/2/2030	5	5
[1]	Royal Bank of Canada	4.650%	10/18/2030	15	15
[1]	Royal Bank of Canada	5.153%	2/4/2031	5	5
	Royal Bank of Canada	4.305%	11/3/2031	5	5
[1]	Royal Bank of Canada	5.000%	5/2/2033	5	5
[1]	Royal Bank of Canada	5.150%	2/1/2034	50	52
[4]	Ryan Specialty LLC	5.875%	8/1/2032	4	4
[4]	Sammons Financial Group Global Funding	4.800%	12/12/2030	5	5
[4]	Sammons Financial Group Inc.	4.450%	5/12/2027	20	20
[4]	Sammons Financial Group Inc.	3.350%	4/16/2031	18	17
	Santander Holdings USA Inc.	5.353%	9/6/2030	15	15
	Santander Holdings USA Inc.	7.660%	11/9/2031	5	6
	Santander Holdings USA Inc.	6.342%	5/31/2035	5	5
[4]	SBL Holdings Inc.	5.900%	9/26/2028	5	5
[4]	SBL Holdings Inc.	5.000%	2/18/2031	5	5
[4]	Securian Financial Group Inc.	4.800%	4/15/2048	5	4
[4]	Shift4 Payments LLC	6.750%	8/15/2032	5	5
	Simmons First National Corp.	6.250%	10/1/2035	5	5
[4]	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/2040	69	79
	SiriusPoint Ltd.	7.000%	4/5/2029	5	5
	Sixth Street Lending Partners	6.125%	7/15/2030	5	5
	SLM Corp.	6.500%	1/31/2030	2	2
[4]	SMBC Aviation Capital Finance DAC	5.700%	7/25/2033	5	5
[4]	SMBC Aviation Capital Finance DAC	5.550%	4/3/2034	10	10
[4]	Societe Generale SA	6.446%	1/10/2029	20	21
[4]	Societe Generale SA	3.337%	1/21/2033	5	5
[4]	Societe Generale SA	7.367%	1/10/2053	10	11
	SouthState Bank Corp.	7.000%	6/13/2035	31	33
[4]	Standard Chartered plc	6.301%	1/9/2029	30	31
[4]	Standard Chartered plc	6.097%	1/11/2035	5	5
	State Street Corp.	2.203%	2/7/2028	5	5
	State Street Corp.	2.400%	1/24/2030	5	5
	State Street Corp.	4.834%	4/24/2030	5	5
	State Street Corp.	3.152%	3/30/2031	5	5
	State Street Corp.	4.675%	10/22/2032	50	51
	State Street Corp.	2.623%	2/7/2033	5	5
	State Street Corp.	5.159%	5/18/2034	5	5
[4]	Stena International SA	7.250%	1/15/2031	4	4
[4]	Stonebriar ABF Issuer LLC	8.125%	12/15/2030	2	2
[4]	Stonex Escrow Issuer LLC	6.875%	7/15/2032	2	2
[4]	StoneX Group Inc.	7.875%	3/1/2031	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	15	15
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	5	5
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	20	20
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	204	193
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	40	40
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	8	8
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	5	4
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	18	18
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	5	4
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	5	5
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	5	5
	Synchrony Financial	5.935%	8/2/2030	5	5
	Synchrony Financial	7.250%	2/2/2033	2	2
	Synchrony Financial	6.000%	7/29/2036	5	5
[4]	Teachers Insurance & Annuity Association of America	6.850%	12/16/2039	4	5
[4]	Teachers Insurance & Annuity Association of America	4.900%	9/15/2044	5	5
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	8	7
[1]	Toronto-Dominion Bank	1.950%	1/12/2027	5	5
[1]	Toronto-Dominion Bank	4.980%	4/5/2027	5	5
	Toronto-Dominion Bank	4.109%	10/13/2028	5	5
[1]	Toronto-Dominion Bank	2.000%	9/10/2031	5	5
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	5	5
	Toronto-Dominion Bank	5.298%	1/30/2032	5	5
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	5	5
	Toronto-Dominion Bank	4.456%	6/8/2032	5	5
	Toronto-Dominion Bank	4.928%	10/15/2035	5	5
	TPG Operating Group II LP	5.375%	1/15/2036	5	5
	Travelers Cos. Inc.	5.350%	11/1/2040	5	5
	Travelers Cos. Inc.	4.600%	8/1/2043	5	5
	Travelers Cos. Inc.	4.000%	5/30/2047	5	4
	Travelers Cos. Inc.	3.050%	6/8/2051	5	3
[4]	TrueNoord Capital DAC	8.750%	3/1/2030	1	1
[1]	Truist Financial Corp.	4.123%	6/6/2028	50	50
[1]	Truist Financial Corp.	3.875%	3/19/2029	5	5
[1]	Truist Financial Corp.	5.153%	8/5/2032	5	5
[1]	Truist Financial Corp.	4.916%	7/28/2033	155	156
[1]	Truist Financial Corp.	6.123%	10/28/2033	5	5
[1]	Truist Financial Corp.	5.122%	1/26/2034	5	5
[1]	Truist Financial Corp.	5.867%	6/8/2034	5	5
[1]	Truist Financial Corp.	4.964%	10/23/2036	5	5
[4]	Trustage Financial Group Inc.	4.625%	4/15/2032	5	5
[4]	UBS Group AG	4.844%	11/6/2033	50	50
[4]	United Wholesale Mortgage LLC	5.750%	6/15/2027	3	3
[4]	United Wholesale Mortgage LLC	5.500%	4/15/2029	2	2
[1]	US Bancorp	3.150%	4/27/2027	5	5
[1]	US Bancorp	3.900%	4/26/2028	5	5
	US Bancorp	5.083%	5/15/2031	5	5
[1]	US Bancorp	2.677%	1/27/2033	5	5
[1]	US Bancorp	4.967%	7/22/2033	20	20
	US Bancorp	5.850%	10/21/2033	5	5
	US Bancorp	4.839%	2/1/2034	5	5
	US Bancorp	5.836%	6/12/2034	5	5
	US Bancorp	5.678%	1/23/2035	5	5
	US Bancorp	5.424%	2/12/2036	5	5
[4]	USI Inc.	7.500%	1/15/2032	1	1
[4]	UWM Holdings LLC	6.250%	3/15/2031	5	5
[4]	VFH Parent LLC	7.500%	6/15/2031	1	1
	Visa Inc.	2.050%	4/15/2030	5	5
	Visa Inc.	4.150%	12/14/2035	5	5
	Visa Inc.	4.300%	12/14/2045	5	4
	Visa Inc.	2.000%	8/15/2050	10	5
[1]	Voya Financial Inc.	4.700%	1/23/2048	5	5
	W R Berkley Corp.	3.150%	9/30/2061	50	30
	Wachovia Corp.	5.500%	8/1/2035	5	5
[4]	Walker & Dunlop Inc.	6.625%	4/1/2033	1	1
	Webster Financial Corp.	5.784%	9/11/2035	5	5
[1]	Wells Fargo & Co.	4.900%	1/24/2028	20	20
[1]	Wells Fargo & Co.	3.526%	3/24/2028	5	5
[1]	Wells Fargo & Co.	5.707%	4/22/2028	5	5
[1]	Wells Fargo & Co.	3.584%	5/22/2028	55	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wells Fargo & Co.	2.393%	6/2/2028	150	147
[1]	Wells Fargo & Co.	4.150%	1/24/2029	5	5
	Wells Fargo & Co.	4.970%	4/23/2029	5	5
	Wells Fargo & Co.	6.303%	10/23/2029	5	5
	Wells Fargo & Co.	5.198%	1/23/2030	10	10
[1]	Wells Fargo & Co.	2.879%	10/30/2030	10	10
[1]	Wells Fargo & Co.	2.572%	2/11/2031	83	78
[1]	Wells Fargo & Co.	4.478%	4/4/2031	5	5
	Wells Fargo & Co.	5.150%	4/23/2031	10	10
[1]	Wells Fargo & Co.	3.350%	3/2/2033	55	51
[1]	Wells Fargo & Co.	5.557%	7/25/2034	5	5
	Wells Fargo & Co.	6.491%	10/23/2034	5	6
	Wells Fargo & Co.	5.499%	1/23/2035	5	5
	Wells Fargo & Co.	5.211%	12/3/2035	5	5
	Wells Fargo & Co.	5.605%	4/23/2036	5	5
	Wells Fargo & Co.	4.892%	9/15/2036	5	5
[1]	Wells Fargo & Co.	3.068%	4/30/2041	5	4
	Wells Fargo & Co.	5.375%	11/2/2043	5	5
	Wells Fargo & Co.	3.900%	5/1/2045	5	4
[1]	Wells Fargo & Co.	4.900%	11/17/2045	5	5
[1]	Wells Fargo & Co.	4.400%	6/14/2046	5	4
[1]	Wells Fargo & Co.	4.750%	12/7/2046	5	4
[1]	Wells Fargo & Co.	5.013%	4/4/2051	10	9
[1]	Wells Fargo & Co.	4.611%	4/25/2053	9	8
[4]	Western & Southern Financial Group Inc.	5.750%	7/15/2033	5	5
	Westpac Banking Corp.	3.350%	3/8/2027	5	5
	Westpac Banking Corp.	3.400%	1/25/2028	5	5
	Westpac Banking Corp.	5.535%	11/17/2028	5	5
	Westpac Banking Corp.	1.953%	11/20/2028	5	5
	Westpac Banking Corp.	5.050%	4/16/2029	5	5
	Westpac Banking Corp.	2.150%	6/3/2031	5	5
	Westpac Banking Corp.	5.405%	8/10/2033	5	5
	Westpac Banking Corp.	2.668%	11/15/2035	5	5
[1]	Westpac Banking Corp.	5.618%	11/20/2035	5	5
	Westpac Banking Corp.	3.020%	11/18/2036	5	5
	Westpac Banking Corp.	2.963%	11/16/2040	5	4
	Westpac Banking Corp.	3.133%	11/18/2041	5	4
[4]	WEX Inc.	6.500%	3/15/2033	1	1
	Willis North America Inc.	4.500%	9/15/2028	5	5
	Willis North America Inc.	2.950%	9/15/2029	5	5
	Willis North America Inc.	4.550%	3/15/2031	4	4
[4]	Wilton RE Ltd.	6.000%	Perpetual	1	1
	Wintrust Financial Corp.	4.850%	6/6/2029	5	5
					9,080
Health Care (3.4%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	15	16
	Abbott Laboratories	4.750%	11/30/2036	5	5
	Abbott Laboratories	6.000%	4/1/2039	151	166
	Abbott Laboratories	5.300%	5/27/2040	5	5
	Abbott Laboratories	4.900%	11/30/2046	5	5
	AbbVie Inc.	4.250%	11/14/2028	25	25
	AbbVie Inc.	4.800%	3/15/2029	200	205
	AbbVie Inc.	3.200%	11/21/2029	30	29
	AbbVie Inc.	4.875%	3/15/2030	50	52
	AbbVie Inc.	5.050%	3/15/2034	23	24
	AbbVie Inc.	4.550%	3/15/2035	8	8
	AbbVie Inc.	4.500%	5/14/2035	5	5
	AbbVie Inc.	4.050%	11/21/2039	5	4
	AbbVie Inc.	4.400%	11/6/2042	5	4
	AbbVie Inc.	4.750%	3/15/2045	7	6
	AbbVie Inc.	4.700%	5/14/2045	5	5
	AbbVie Inc.	4.450%	5/14/2046	5	4
	AbbVie Inc.	4.250%	11/21/2049	10	8
	AbbVie Inc.	5.400%	3/15/2054	5	5
	AbbVie Inc.	5.500%	3/15/2064	5	5
[4]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	4	4
[4]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	1	1
[4]	Acadia Healthcare Co. Inc.	7.375%	3/15/2033	1	1
[4]	AdaptHealth LLC	6.125%	8/1/2028	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	AdaptHealth LLC	4.625%	8/1/2029	1	1
[4]	AdaptHealth LLC	5.125%	3/1/2030	1	1
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	35	35
[4]	AHP Health Partners Inc.	5.750%	7/15/2029	1	1
[1]	Allina Health System	2.902%	11/15/2051	5	3
	Amgen Inc.	5.250%	3/2/2030	20	21
	Amgen Inc.	5.250%	3/2/2033	15	16
	Amgen Inc.	3.150%	2/21/2040	5	4
	Amgen Inc.	5.600%	3/2/2043	10	10
	Amgen Inc.	4.400%	5/1/2045	5	4
	Amgen Inc.	4.563%	6/15/2048	5	4
	Amgen Inc.	4.663%	6/15/2051	5	4
	Amgen Inc.	5.650%	3/2/2053	5	5
	Amgen Inc.	4.400%	2/22/2062	5	4
	Amgen Inc.	5.750%	3/2/2063	5	5
[4]	Amneal Pharmaceuticals LLC	6.875%	8/1/2032	2	2
	Ascension Health	3.945%	11/15/2046	5	4
	AstraZeneca Finance LLC	5.000%	2/26/2034	5	5
	AstraZeneca plc	6.450%	9/15/2037	10	11
	AstraZeneca plc	4.000%	9/18/2042	5	4
	AstraZeneca plc	2.125%	8/6/2050	8	4
[4]	Avantor Funding Inc.	4.625%	7/15/2028	4	4
[4]	Avantor Funding Inc.	3.875%	11/1/2029	2	2
	Banner Health	1.897%	1/1/2031	5	5
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	5	4
[4]	Bausch Health Americas Inc.	8.500%	1/31/2027	1	1
[4]	Bausch Health Cos. Inc.	7.000%	1/15/2028	1	1
[4]	Bausch Health Cos. Inc.	5.000%	1/30/2028	1	1
[4]	Bausch Health Cos. Inc.	4.875%	6/1/2028	3	3
[4]	Bausch Health Cos. Inc.	5.000%	2/15/2029	3	2
[4]	Bausch Health Cos. Inc.	6.250%	2/15/2029	5	4
[4]	Bausch Health Cos. Inc.	14.000%	10/15/2030	4	4
[4]	Bausch Health Cos. Inc.	5.250%	2/15/2031	1	1
	Baxalta Inc.	5.250%	6/23/2045	5	5
	Baxter International Inc.	5.650%	12/15/2035	15	15
[4]	Bayer US Finance LLC	6.250%	1/21/2029	20	21
[4]	Bayer US Finance II LLC	4.700%	7/15/2064	85	64
[1]	Baylor Scott & White Holdings	2.839%	11/15/2050	5	3
	Becton Dickinson & Co.	4.669%	6/6/2047	5	4
	Becton Dickinson & Co.	3.794%	5/20/2050	5	4
	Biogen Inc.	5.200%	9/15/2045	5	5
	Biogen Inc.	3.150%	5/1/2050	5	3
	Biogen Inc.	6.450%	5/15/2055	5	5
	Bio-Rad Laboratories Inc.	3.300%	3/15/2027	40	40
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	47	47
	Boston Scientific Corp.	4.700%	3/1/2049	5	5
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	25	22
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	20	19
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	5	5
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	5	4
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	5	4
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	5	4
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	5	4
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	11	8
	Cardinal Health Inc.	5.350%	11/15/2034	5	5
	Cardinal Health Inc.	4.368%	6/15/2047	5	4
	Cencora Inc.	4.300%	12/15/2047	5	4
	Centene Corp.	2.450%	7/15/2028	10	9
	Centene Corp.	3.000%	10/15/2030	5	4
	Centene Corp.	2.500%	3/1/2031	5	4
	Centene Corp.	2.625%	8/1/2031	5	4
[4]	Charles River Laboratories International Inc.	4.250%	5/1/2028	6	6
[4]	Charles River Laboratories International Inc.	4.000%	3/15/2031	2	2
	Cigna Group	4.375%	10/15/2028	5	5
	Cigna Group	5.250%	2/15/2034	11	11
	Cigna Group	5.250%	1/15/2036	5	5
	Cigna Group	4.800%	8/15/2038	5	5
[1]	Cigna Group	4.800%	7/15/2046	5	4
	Cigna Group	4.900%	12/15/2048	5	4
	Cigna Group	3.400%	3/15/2050	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Group	5.600%	2/15/2054	5	5
	CommonSpirit Health	3.817%	10/1/2049	5	4
	CommonSpirit Health	4.187%	10/1/2049	5	4
	CommonSpirit Health	3.910%	10/1/2050	5	4
[4]	Community Health Systems Inc.	6.875%	4/15/2029	3	3
[4]	Community Health Systems Inc.	6.125%	4/1/2030	7	6
[4]	Community Health Systems Inc.	5.250%	5/15/2030	5	5
[4]	Community Health Systems Inc.	4.750%	2/15/2031	1	1
[4]	Community Health Systems Inc.	10.875%	1/15/2032	6	7
[4]	Community Health Systems Inc.	9.750%	1/15/2034	4	4
[4]	Concentra Health Services Inc.	6.875%	7/15/2032	2	2
[1]	Cottage Health Obligated Group	3.304%	11/1/2049	5	4
[4]	CSL Finance plc	4.750%	4/27/2052	5	4
	CVS Health Corp.	4.300%	3/25/2028	40	40
	CVS Health Corp.	5.000%	1/30/2029	100	102
	CVS Health Corp.	5.250%	1/30/2031	5	5
	CVS Health Corp.	5.300%	6/1/2033	5	5
	CVS Health Corp.	5.700%	6/1/2034	10	11
	CVS Health Corp.	4.780%	3/25/2038	10	9
	CVS Health Corp.	6.125%	9/15/2039	10	10
	CVS Health Corp.	5.300%	12/5/2043	100	93
	CVS Health Corp.	5.125%	7/20/2045	5	5
	CVS Health Corp.	5.050%	3/25/2048	26	23
	CVS Health Corp.	5.625%	2/21/2053	5	5
	CVS Health Corp.	5.875%	6/1/2053	5	5
	CVS Health Corp.	6.750%	12/10/2054	3	3
	CVS Health Corp.	7.000%	3/10/2055	5	5
	CVS Health Corp.	6.200%	9/15/2055	5	5
	Danaher Corp.	2.800%	12/10/2051	5	3
[4]	DaVita Inc.	4.625%	6/1/2030	5	5
[4]	DaVita Inc.	3.750%	2/15/2031	9	8
[4]	DaVita Inc.	6.875%	9/1/2032	4	4
	DENTSPLY SIRONA Inc.	8.375%	9/12/2055	2	2
	DH Europe Finance II Sarl	3.400%	11/15/2049	5	4
[1]	Duke University Health System Inc.	3.920%	6/1/2047	10	8
	Elanco Animal Health Inc.	6.650%	8/28/2028	2	2
	Elevance Health Inc.	3.650%	12/1/2027	5	5
	Elevance Health Inc.	4.101%	3/1/2028	5	5
	Elevance Health Inc.	5.375%	6/15/2034	5	5
	Elevance Health Inc.	5.950%	12/15/2034	4	4
	Elevance Health Inc.	5.200%	2/15/2035	5	5
	Elevance Health Inc.	5.000%	1/15/2036	12	12
	Elevance Health Inc.	3.600%	3/15/2051	5	4
	Elevance Health Inc.	5.125%	2/15/2053	5	5
	Elevance Health Inc.	5.850%	11/1/2064	5	5
	Eli Lilly & Co.	3.100%	5/15/2027	40	40
	Eli Lilly & Co.	4.700%	2/9/2034	5	5
	Eli Lilly & Co.	5.100%	2/12/2035	5	5
	Eli Lilly & Co.	3.950%	3/15/2049	5	4
	Eli Lilly & Co.	4.875%	2/27/2053	5	5
	Eli Lilly & Co.	5.000%	2/9/2054	5	5
	Eli Lilly & Co.	5.050%	8/14/2054	5	5
	Eli Lilly & Co.	4.150%	3/15/2059	5	4
[4]	Embecta Corp.	5.000%	2/15/2030	1	1
[4]	Embecta Corp.	6.750%	2/15/2030	1	1
[4]	Emergent BioSolutions Inc.	3.875%	8/15/2028	1	1
	Encompass Health Corp.	4.500%	2/1/2028	3	3
	Encompass Health Corp.	4.625%	4/1/2031	2	2
[4]	Endo Finance Holdings Inc.	8.500%	4/15/2031	3	3
[4]	Fortrea Holdings Inc.	7.500%	7/1/2030	1	1
[4]	GENMAB A/S	6.250%	12/15/2032	4	4
[4]	GENMAB A/S	7.250%	12/15/2033	3	3
	Gilead Sciences Inc.	5.650%	12/1/2041	5	5
	Gilead Sciences Inc.	4.800%	4/1/2044	5	5
	Gilead Sciences Inc.	4.500%	2/1/2045	5	4
	Gilead Sciences Inc.	4.750%	3/1/2046	5	5
	Gilead Sciences Inc.	2.800%	10/1/2050	5	3
	Gilead Sciences Inc.	5.550%	10/15/2053	5	5
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	5	6
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	5	5
[4]	Global Medical Response Inc.	7.375%	10/1/2032	3	3
[4]	Grifols SA	4.750%	10/15/2028	2	2
[4]	HAH Group Holding Co. LLC	9.750%	10/1/2031	2	2
[4]	Harrow Inc.	8.625%	9/15/2030	1	1
	HCA Inc.	5.875%	2/1/2029	5	5
	HCA Inc.	3.500%	9/1/2030	20	19
	HCA Inc.	3.625%	3/15/2032	10	9
	HCA Inc.	5.500%	6/1/2033	5	5
	HCA Inc.	5.600%	4/1/2034	5	5
	HCA Inc.	5.450%	9/15/2034	5	5
	HCA Inc.	5.750%	3/1/2035	5	5
	HCA Inc.	5.500%	6/15/2047	5	5
	HCA Inc.	5.250%	6/15/2049	5	5
	HCA Inc.	3.500%	7/15/2051	5	3
	HCA Inc.	4.625%	3/15/2052	5	4
	HCA Inc.	5.950%	9/15/2054	5	5
	HCA Inc.	6.200%	3/1/2055	8	8
[4]	Health Care Service Corp. A Mutual Legal Reserve Co.	5.200%	6/15/2029	5	5
[4]	Health Care Service Corp. A Mutual Legal Reserve Co.	5.450%	6/15/2034	5	5
[4]	HealthEquity Inc.	4.500%	10/1/2029	3	3
[4]	Heartland Dental LLC	10.500%	4/30/2028	3	3
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	5	4
[4]	Horizon Mutual Holdings Inc.	6.200%	11/15/2034	2	2
	Humana Inc.	1.350%	2/3/2027	5	5
	Humana Inc.	5.375%	4/15/2031	5	5
	Humana Inc.	5.950%	3/15/2034	5	5
	Humana Inc.	5.750%	4/15/2054	5	5
[4]	Insulet Corp.	6.500%	4/1/2033	1	1
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	5	4
[4]	IQVIA Inc.	5.000%	5/15/2027	9	9
[4]	IQVIA Inc.	6.500%	5/15/2030	3	3
[4]	IQVIA Inc.	6.250%	6/1/2032	5	5
[4]	Jazz Securities DAC	4.375%	1/15/2029	4	4
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	5	4
	Johnson & Johnson	1.300%	9/1/2030	5	4
	Johnson & Johnson	5.000%	3/1/2035	5	5
	Johnson & Johnson	3.550%	3/1/2036	5	5
	Johnson & Johnson	3.625%	3/3/2037	5	5
	Johnson & Johnson	5.850%	7/15/2038	5	6
	Johnson & Johnson	3.700%	3/1/2046	5	4
	Johnson & Johnson	2.450%	9/1/2060	5	3
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	38	28
	Kaiser Foundation Hospitals	4.150%	5/1/2047	5	4
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	5	4
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	5	3
[4]	Kedrion SpA	6.500%	9/1/2029	2	2
	Koninklijke Philips NV	6.875%	3/11/2038	50	56
	Koninklijke Philips NV	5.000%	3/15/2042	5	5
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	5	4
[4]	LifePoint Health Inc.	5.375%	1/15/2029	1	1
[4]	LifePoint Health Inc.	9.875%	8/15/2030	6	6
[4]	LifePoint Health Inc.	11.000%	10/15/2030	4	4
[4]	LifePoint Health Inc.	8.375%	2/15/2032	1	1
[4]	LifePoint Health Inc.	10.000%	6/1/2032	3	3
[1]	Mass General Brigham Inc.	3.765%	7/1/2048	5	4
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	5	3
[1]	Mayo Clinic	3.196%	11/15/2061	5	3
	McKesson Corp.	4.250%	9/15/2029	5	5
[4]	Medline Borrower LP	3.875%	4/1/2029	11	11
[4]	Medline Borrower LP	6.250%	4/1/2029	9	9
[4]	Medline Borrower LP	5.250%	10/1/2029	7	7
	Medtronic Inc.	4.375%	3/15/2035	10	10
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5	4
	Merck & Co. Inc.	1.900%	12/10/2028	5	5
	Merck & Co. Inc.	1.450%	6/24/2030	5	4
	Merck & Co. Inc.	4.950%	9/15/2035	5	5
	Merck & Co. Inc.	4.000%	3/7/2049	10	8
	Merck & Co. Inc.	2.750%	12/10/2051	5	3
	Merck & Co. Inc.	5.000%	5/17/2053	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	5.700%	9/15/2055	5	5
	Merck & Co. Inc.	5.150%	5/17/2063	5	5
[4]	Molina Healthcare Inc.	4.375%	6/15/2028	4	4
[4]	Molina Healthcare Inc.	3.875%	11/15/2030	4	4
[4]	Molina Healthcare Inc.	6.500%	2/15/2031	2	2
[4]	Molina Healthcare Inc.	3.875%	5/15/2032	2	2
[4]	MPH Acquisition Holdings LLC	5.750%	12/31/2030	2	2
[4]	National Mentor Holdings Inc.	10.500%	12/15/2030	4	4
[4]	Neogen Food Safety Corp.	8.625%	7/20/2030	1	1
	Northwell Healthcare Inc.	3.979%	11/1/2046	43	34
	Northwell Healthcare Inc.	4.260%	11/1/2047	5	4
	Northwell Healthcare Inc.	3.809%	11/1/2049	15	11
	Novant Health Inc.	2.637%	11/1/2036	5	4
	Novant Health Inc.	3.168%	11/1/2051	5	3
	Novartis Capital Corp.	3.800%	9/18/2029	30	30
	Novartis Capital Corp.	4.400%	5/6/2044	5	4
[1]	NYU Langone Hospitals	4.368%	7/1/2047	5	4
[4]	Option Care Health Inc.	4.375%	10/31/2029	1	1
[4]	Organon & Co.	4.125%	4/30/2028	2	2
[4]	Organon & Co.	5.125%	4/30/2031	6	5
[4]	Organon & Co.	6.750%	5/15/2034	2	2
[4]	Organon & Co.	7.875%	5/15/2034	1	1
[4]	Owens & Minor Inc.	4.500%	3/31/2029	4	3
[4]	Paradigm Parent LLC & Paradigm Parent CO-Issuer Inc.	8.750%	4/17/2032	1	1
[4]	Pediatrix Medical Group Inc.	5.375%	2/15/2030	1	1
	Pfizer Inc.	2.625%	4/1/2030	18	17
	Pfizer Inc.	7.200%	3/15/2039	5	6
	Pfizer Inc.	5.600%	9/15/2040	9	9
	Pfizer Inc.	4.125%	12/15/2046	8	7
	Pfizer Inc.	4.000%	3/15/2049	5	4
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	40	41
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	205	209
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	65	66
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	5	5
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	10	9
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	5	5
[4]	Prime Healthcare Services Inc.	9.375%	9/1/2029	5	5
	Quest Diagnostics Inc.	6.400%	11/30/2033	10	11
[4]	Radiology Partners Inc.	9.781%	2/15/2030	2	2
[4]	Radiology Partners Inc.	8.500%	7/15/2032	3	3
[4]	Roche Holdings Inc.	7.000%	3/1/2039	5	6
	Royalty Pharma plc	3.300%	9/2/2040	15	12
	Royalty Pharma plc	3.350%	9/2/2051	5	3
[4]	Select Medical Corp.	6.250%	12/1/2032	2	2
	Solventum Corp.	5.900%	4/30/2054	5	5
[4]	Sotera Health Holdings LLC	7.375%	6/1/2031	2	2
[1]	Stanford Health Care	3.795%	11/15/2048	127	99
	Stanford Health Care	3.027%	8/15/2051	5	3
[4]	Star Parent Inc.	9.000%	10/1/2030	3	3
	Stryker Corp.	4.625%	3/15/2046	5	4
[4]	Surgery Center Holdings Inc.	7.250%	4/15/2032	2	2
[1]	Sutter Health	4.091%	8/15/2048	5	4
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	5	4
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	5	3
[4]	Team Health Holdings Inc.	8.375%	6/30/2028	3	3
	Teleflex Inc.	4.625%	11/15/2027	2	2
[4]	Teleflex Inc.	4.250%	6/1/2028	1	1
	Tenet Healthcare Corp.	5.125%	11/1/2027	4	4
	Tenet Healthcare Corp.	6.125%	6/15/2030	6	6
	Tenet Healthcare Corp.	6.750%	5/15/2031	6	6
	Tenet Healthcare Corp.	6.875%	11/15/2031	2	2
[4]	Tenet Healthcare Corp.	5.500%	11/15/2032	8	8
[4]	Tenet Healthcare Corp.	6.000%	11/15/2033	1	1
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/2036	1	1
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	1	1
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/2028	2	2
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	15	15
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/2031	5	6
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	2	2
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	3	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	5	5
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	50	52
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	5	5
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	5	4
[1]	Toledo Hospital	5.325%	11/15/2028	3	3
	Toledo Hospital	5.750%	11/15/2038	18	18
	Toledo Hospital	4.982%	11/15/2045	1	1
	Toledo Hospital	6.015%	11/15/2048	1	1
	UnitedHealth Group Inc.	3.450%	1/15/2027	5	5
	UnitedHealth Group Inc.	3.700%	5/15/2027	10	10
	UnitedHealth Group Inc.	5.250%	2/15/2028	5	5
	UnitedHealth Group Inc.	3.850%	6/15/2028	5	5
	UnitedHealth Group Inc.	4.700%	4/15/2029	23	23
	UnitedHealth Group Inc.	2.875%	8/15/2029	5	5
	UnitedHealth Group Inc.	5.300%	2/15/2030	5	5
	UnitedHealth Group Inc.	2.000%	5/15/2030	72	66
	UnitedHealth Group Inc.	4.950%	1/15/2032	5	5
	UnitedHealth Group Inc.	4.500%	4/15/2033	5	5
	UnitedHealth Group Inc.	5.150%	7/15/2034	105	108
	UnitedHealth Group Inc.	6.875%	2/15/2038	5	6
	UnitedHealth Group Inc.	4.750%	7/15/2045	5	5
	UnitedHealth Group Inc.	4.200%	1/15/2047	36	29
	UnitedHealth Group Inc.	3.250%	5/15/2051	5	3
	UnitedHealth Group Inc.	4.750%	5/15/2052	5	4
	UnitedHealth Group Inc.	5.875%	2/15/2053	10	10
	UnitedHealth Group Inc.	5.050%	4/15/2053	5	5
	UnitedHealth Group Inc.	5.375%	4/15/2054	5	5
	UnitedHealth Group Inc.	5.625%	7/15/2054	5	5
	UnitedHealth Group Inc.	3.875%	8/15/2059	5	4
	UnitedHealth Group Inc.	6.050%	2/15/2063	5	5
	UnitedHealth Group Inc.	5.200%	4/15/2063	5	4
	UnitedHealth Group Inc.	5.750%	7/15/2064	5	5
	Universal Health Services Inc.	5.050%	10/15/2034	17	17
[4]	US Acute Care Solutions LLC	9.750%	5/15/2029	3	3
[4]	Varex Imaging Corp.	7.875%	10/15/2027	1	1
	Viatris Inc.	3.850%	6/22/2040	5	4
	Viatris Inc.	4.000%	6/22/2050	5	3
[1]	Willis-Knighton Medical Center	3.065%	3/1/2051	10	6
	Wyeth LLC	5.950%	4/1/2037	5	5
	Zoetis Inc.	5.000%	8/17/2035	5	5
	Zoetis Inc.	4.700%	2/1/2043	5	5
	Zoetis Inc.	3.950%	9/12/2047	50	40
	Zoetis Inc.	4.450%	8/20/2048	5	4
					3,415
Industrials (2.1%)
	3M Co.	2.375%	8/26/2029	5	5
[1]	3M Co.	5.700%	3/15/2037	5	5
[1]	3M Co.	3.125%	9/19/2046	5	4
	3M Co.	3.250%	8/26/2049	5	3
[4]	AAR Escrow Issuer LLC	6.750%	3/15/2029	2	2
[1]	Adani Ports & Special Economic Zone Ltd.	4.200%	8/4/2027	3	3
[1]	Adani Ports & Special Economic Zone Ltd.	3.828%	2/2/2032	2	2
[4]	AECOM	6.000%	8/1/2033	3	3
[4]	Airbus SE	3.950%	4/10/2047	50	41
[4]	Alaska Airlines Pass-Through Trust Class A Series 2020-1	4.800%	8/15/2027	65	65
[4]	Albion Financing 1 Sarl	7.000%	5/21/2030	4	4
[4]	Allegiant Travel Co.	7.250%	8/15/2027	1	1
[4]	Allison Transmission Inc.	4.750%	10/1/2027	3	3
[4]	Allison Transmission Inc.	5.875%	6/1/2029	6	6
[4]	Allison Transmission Inc.	3.750%	1/30/2031	3	3
[4]	Allison Transmission Inc.	5.875%	12/1/2033	1	1
[4]	Alta Equipment Group Inc.	9.000%	6/1/2029	2	2
[4]	American Airlines Inc.	5.750%	4/20/2029	11	11
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	5	5
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	68	68
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	3	3
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	12	11
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	3	3
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	2	2
	Amphenol Corp.	4.125%	11/15/2030	5	5
	Amphenol Corp.	4.625%	2/15/2036	5	5
	Amphenol Corp.	5.300%	11/15/2055	5	5
[4]	Amsted Industries Inc.	6.375%	3/15/2033	2	2
[4]	AP Moller - Maersk A/S	5.875%	9/14/2033	5	5
[4]	Aramark Services Inc.	5.000%	2/1/2028	3	3
[4]	Arcosa Inc.	4.375%	4/15/2029	3	3
[4]	Artera Services LLC	8.500%	2/15/2031	2	2
[4]	ASG Finance DAC	9.750%	5/15/2029	1	1
	ATI Inc.	4.875%	10/1/2029	3	3
	ATI Inc.	7.250%	8/15/2030	3	3
[4]	Avianca Midco 2 plc	9.000%	12/1/2028	6	6
[4]	Avianca Midco 2 plc	9.625%	2/14/2030	2	2
[4]	Avis Budget Car Rental LLC	5.750%	7/15/2027	2	2
[4]	Avis Budget Car Rental LLC	4.750%	4/1/2028	1	1
[4]	Avis Budget Car Rental LLC	5.375%	3/1/2029	3	3
[4]	Avis Budget Car Rental LLC	8.375%	6/15/2032	2	2
[4]	Axon Enterprise Inc.	6.125%	3/15/2030	1	1
[4]	Axon Enterprise Inc.	6.250%	3/15/2033	4	4
[4]	BAE Systems Holdings Inc.	4.750%	10/7/2044	5	5
[4]	BAE Systems plc	5.800%	10/11/2041	5	5
[4]	Beacon Mobility Corp.	7.250%	8/1/2030	1	1
[1]	Bioceanico Sovereign Certificate Ltd.	0.000%	6/5/2034	3	3
	Boeing Co.	3.250%	2/1/2028	5	5
	Boeing Co.	6.298%	5/1/2029	5	5
	Boeing Co.	5.150%	5/1/2030	5	5
	Boeing Co.	3.625%	2/1/2031	5	5
	Boeing Co.	6.388%	5/1/2031	5	5
	Boeing Co.	3.600%	5/1/2034	5	5
	Boeing Co.	6.528%	5/1/2034	5	6
	Boeing Co.	3.250%	2/1/2035	5	4
	Boeing Co.	5.705%	5/1/2040	5	5
	Boeing Co.	3.375%	6/15/2046	5	4
	Boeing Co.	3.750%	2/1/2050	5	4
	Boeing Co.	5.805%	5/1/2050	10	10
	Boeing Co.	6.858%	5/1/2054	10	11
	Boeing Co.	5.930%	5/1/2060	5	5
[4]	Bombardier Inc.	8.750%	11/15/2030	4	4
[4]	Bombardier Inc.	7.000%	6/1/2032	3	3
[4]	Bombardier Inc.	6.750%	6/15/2033	7	7
[4]	Brand Industrial Services Inc.	10.375%	8/1/2030	4	4
[4]	Brightline East LLC	11.000%	1/31/2030	2	1
[4]	Brundage-Bone Concrete Pumping Holdings Inc.	7.500%	2/1/2032	2	2
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	5	6
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	5	4
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	5	4
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	5	5
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	5	5
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	5	5
[4]	BWX Technologies Inc.	4.125%	6/30/2028	1	1
[4]	BWX Technologies Inc.	4.125%	4/15/2029	2	2
	Canadian National Railway Co.	4.375%	9/18/2034	5	5
	Canadian National Railway Co.	6.375%	11/15/2037	5	6
	Canadian National Railway Co.	2.450%	5/1/2050	5	3
	Canadian Pacific Railway Co.	4.000%	6/1/2028	5	5
	Canadian Pacific Railway Co.	2.875%	11/15/2029	5	5
	Canadian Pacific Railway Co.	2.450%	12/2/2031	5	5
	Canadian Pacific Railway Co.	3.000%	12/2/2041	5	4
	Canadian Pacific Railway Co.	6.125%	9/15/2115	5	5
[4]	Carriage Purchaser Inc.	7.875%	10/15/2029	1	1
	Carrier Global Corp.	2.722%	2/15/2030	5	5
	Carrier Global Corp.	2.700%	2/15/2031	10	9
	Carrier Global Corp.	3.377%	4/5/2040	5	4
	Caterpillar Financial Services Corp.	4.500%	1/7/2027	5	5
	Caterpillar Inc.	2.600%	4/9/2030	5	5
	Caterpillar Inc.	5.200%	5/15/2035	5	5
	Caterpillar Inc.	3.803%	8/15/2042	5	4
	Caterpillar Inc.	3.250%	4/9/2050	5	4
	Caterpillar Inc.	4.750%	5/15/2064	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Clean Harbors Inc.	5.750%	10/15/2033	3	3
[4]	Clue Opco LLC	9.500%	10/15/2031	2	2
	CNH Industrial Capital LLC	5.500%	1/12/2029	17	18
	CNH Industrial Capital LLC	4.500%	10/16/2030	5	5
	CSX Corp.	4.250%	3/15/2029	5	5
	CSX Corp.	4.100%	3/15/2044	5	4
	CSX Corp.	3.800%	11/1/2046	5	4
	CSX Corp.	4.300%	3/1/2048	5	4
	CSX Corp.	3.350%	9/15/2049	5	4
	CSX Corp.	2.500%	5/15/2051	5	3
	Cummins Inc.	5.300%	5/9/2035	5	5
	Cummins Inc.	4.875%	10/1/2043	55	53
	Cummins Inc.	5.450%	2/20/2054	5	5
[4]	Daimler Truck Finance North America LLC	5.125%	9/25/2027	5	5
[4]	Danaos Corp.	6.875%	10/15/2032	1	1
[4]	Dcli Bidco LLC	7.750%	11/15/2029	1	1
[4]	Dealer Tire LLC	8.000%	2/1/2028	2	2
	Deere & Co.	5.450%	1/16/2035	5	5
	Deere & Co.	3.900%	6/9/2042	5	4
[4]	Dycom Industries Inc.	4.500%	4/15/2029	3	3
	Eaton Corp.	4.150%	3/15/2033	5	5
	Eaton Corp.	4.150%	11/2/2042	5	4
[4]	Efesto Bidco SpA Efesto US LLC	7.500%	2/15/2032	2	2
[4]	Element Fleet Management Corp.	5.037%	3/25/2030	5	5
[4]	Element Fleet Management Corp.	4.641%	11/24/2030	5	5
	Embraer Netherlands Finance BV	5.980%	2/11/2035	8	9
	Emerson Electric Co.	2.200%	12/21/2031	5	5
	Emerson Electric Co.	2.800%	12/21/2051	5	3
[4]	EMRLD Borrower LP	6.625%	12/15/2030	4	4
[4]	EMRLD Borrower LP	6.750%	7/15/2031	3	3
[4]	Enpro Inc.	6.125%	6/1/2033	2	2
[4]	Entegris Inc.	4.375%	4/15/2028	4	4
[4]	Entegris Inc.	4.750%	4/15/2029	5	5
[4]	Entegris Inc.	3.625%	5/1/2029	1	1
[4]	Entegris Inc.	5.950%	6/15/2030	7	7
[4]	EquipmentShare.com Inc.	9.000%	5/15/2028	4	4
[4]	EquipmentShare.com Inc.	8.625%	5/15/2032	1	1
[4]	EquipmentShare.com Inc.	8.000%	3/15/2033	2	2
[4]	ERAC USA Finance LLC	4.600%	5/1/2028	5	5
[4]	ERAC USA Finance LLC	5.400%	5/1/2053	5	5
[1]	Federal Express Corp. Pass-Through Trust Series 2020-1	1.875%	2/20/2034	4	3
[1]	FedEx Corp.	4.750%	11/15/2045	5	4
[1]	FedEx Corp.	4.550%	4/1/2046	5	4
[1]	FedEx Corp.	4.050%	2/15/2048	5	4
[4]	First Student Bidco Inc.	4.000%	7/31/2029	2	2
	Fluor Corp.	4.250%	9/15/2028	2	2
[4]	Gates Corp.	6.875%	7/1/2029	2	2
	General Dynamics Corp.	3.750%	5/15/2028	5	5
	General Dynamics Corp.	3.625%	4/1/2030	5	5
	General Dynamics Corp.	2.250%	6/1/2031	5	5
	General Electric Co.	4.300%	7/29/2030	5	5
[1]	General Electric Co.	6.750%	3/15/2032	5	6
[1]	General Electric Co.	5.875%	1/14/2038	5	5
[4]	Genesee & Wyoming Inc.	6.250%	4/15/2032	2	2
[4]	GFL Environmental Inc.	4.000%	8/1/2028	2	2
[4]	GFL Environmental Inc.	4.375%	8/15/2029	2	2
[4]	GFL Environmental Inc.	6.750%	1/15/2031	3	3
[4]	Global Infrastructure Solutions Inc.	7.500%	4/15/2032	2	2
[4]	Goat Holdco LLC	6.750%	2/1/2032	2	2
[1]	Gol Finance Inc.	14.375%	6/6/2030	6	6
[4]	GrafTech Finance Inc.	4.625%	12/23/2029	3	2
[4]	Great Lakes Dredge & Dock Corp.	5.250%	6/1/2029	1	1
	HEICO Corp.	5.350%	8/1/2033	5	5
[4]	Herc Holdings Inc.	6.625%	6/15/2029	3	3
[4]	Herc Holdings Inc.	7.000%	6/15/2030	3	3
[4]	Herc Holdings Inc.	5.750%	3/15/2031	2	2
[4]	Herc Holdings Inc.	7.250%	6/15/2033	4	4
[4]	Herc Holdings Inc.	6.000%	3/15/2034	2	2
[4]	Hertz Corp.	12.625%	7/15/2029	3	3
[4]	Hertz Corp.	5.000%	12/1/2029	4	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillenbrand Inc.	6.250%	2/15/2029	1	1
	Honeywell International Inc.	4.650%	7/30/2027	20	20
	Honeywell International Inc.	4.250%	1/15/2029	49	49
	Honeywell International Inc.	4.700%	2/1/2030	5	5
	Honeywell International Inc.	5.000%	3/1/2035	5	5
	Honeywell International Inc.	5.250%	3/1/2054	5	5
	Howmet Aerospace Inc.	4.850%	10/15/2031	5	5
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	5	5
	IDEX Corp.	4.950%	9/1/2029	5	5
	Ingersoll Rand Inc.	5.197%	6/15/2027	5	5
	Ingersoll Rand Inc.	5.700%	8/14/2033	5	5
[4]	INNOVATE Corp.	10.500%	2/1/2027	1	1
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	20	21
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	5	5
[4]	JB Poindexter & Co. Inc.	8.750%	12/15/2031	2	2
[4]	JetBlue Airways Corp.	9.875%	9/20/2031	6	6
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	33	32
[1]	John Deere Capital Corp.	4.150%	9/15/2027	20	20
[1]	John Deere Capital Corp.	3.050%	1/6/2028	5	5
[1]	John Deere Capital Corp.	4.750%	1/20/2028	5	5
[1]	John Deere Capital Corp.	4.950%	7/14/2028	5	5
	John Deere Capital Corp.	4.500%	1/16/2029	55	56
[1]	John Deere Capital Corp.	4.900%	3/7/2031	5	5
[1]	John Deere Capital Corp.	4.350%	9/15/2032	5	5
[1]	John Deere Capital Corp.	5.150%	9/8/2033	5	5
	Johnson Controls International plc	5.500%	4/19/2029	5	5
[1]	Johnson Controls International plc	4.950%	7/2/2064	5	4
	Keysight Technologies Inc.	5.350%	7/30/2030	5	5
	L3Harris Technologies Inc.	5.400%	1/15/2027	5	5
	L3Harris Technologies Inc.	4.400%	6/15/2028	5	5
[1]	L3Harris Technologies Inc.	4.400%	6/15/2028	5	5
	L3Harris Technologies Inc.	5.600%	7/31/2053	27	27
[1]	Latam Airlines Group SA	7.875%	4/15/2030	2	2
[1]	Latam Airlines Group SA	7.625%	1/7/2031	2	2
	Lockheed Martin Corp.	4.150%	8/15/2028	5	5
	Lockheed Martin Corp.	3.900%	6/15/2032	5	5
	Lockheed Martin Corp.	5.250%	1/15/2033	5	5
	Lockheed Martin Corp.	4.070%	12/15/2042	5	4
	Lockheed Martin Corp.	4.700%	5/15/2046	5	5
	Lockheed Martin Corp.	2.800%	6/15/2050	5	3
	Lockheed Martin Corp.	4.090%	9/15/2052	5	4
	Lockheed Martin Corp.	4.150%	6/15/2053	105	84
[4]	Luna 1.5 Sarl	12.000%	7/1/2032	1	1
[4]	Madison IAQ LLC	5.875%	6/30/2029	5	5
[4]	Manitowoc Co. Inc.	9.250%	10/1/2031	1	1
[4]	Molex Electronic Technologies LLC	5.250%	4/30/2032	5	5
[4]	Moog Inc.	4.250%	12/15/2027	2	2
[4]	Mueller Water Products Inc.	4.000%	6/15/2029	2	2
[4]	NESCO Holdings II Inc.	5.500%	4/15/2029	3	3
[4]	New Flyer Holdings Inc.	9.250%	7/1/2030	2	2
	Norfolk Southern Corp.	3.150%	6/1/2027	5	5
	Norfolk Southern Corp.	4.450%	6/15/2045	28	24
	Norfolk Southern Corp.	3.942%	11/1/2047	5	4
	Norfolk Southern Corp.	4.150%	2/28/2048	12	10
	Norfolk Southern Corp.	4.050%	8/15/2052	3	2
	Norfolk Southern Corp.	5.350%	8/1/2054	5	5
	Norfolk Southern Corp.	3.155%	5/15/2055	5	3
	Northrop Grumman Corp.	3.250%	1/15/2028	5	5
	Northrop Grumman Corp.	4.700%	3/15/2033	5	5
	Northrop Grumman Corp.	4.750%	6/1/2043	5	5
	Northrop Grumman Corp.	4.030%	10/15/2047	10	8
	nVent Finance Sarl	4.550%	4/15/2028	5	5
[4]	OneSky Flight LLC	8.875%	12/15/2029	1	1
	Otis Worldwide Corp.	2.293%	4/5/2027	15	15
	PACCAR Financial Corp.	5.000%	5/13/2027	15	15
	PACCAR Financial Corp.	4.250%	6/23/2027	10	10
	PACCAR Financial Corp.	4.450%	8/6/2027	5	5
	PACCAR Financial Corp.	4.600%	1/10/2028	15	15
	PACCAR Financial Corp.	4.000%	8/8/2028	5	5
	PACCAR Financial Corp.	4.000%	9/26/2029	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parker-Hannifin Corp.	4.250%	9/15/2027	5	5
[1]	Parker-Hannifin Corp.	6.250%	5/15/2038	5	6
[1]	Parker-Hannifin Corp.	4.450%	11/21/2044	5	4
	Parker-Hannifin Corp.	4.100%	3/1/2047	5	4
[4]	Park-Ohio Industries Inc.	8.500%	8/1/2030	1	1
	Pentair Finance Sarl	5.900%	7/15/2032	5	5
[4]	Polar Tankers Inc.	5.951%	5/10/2037	8	9
[4]	PROG Holdings Inc.	6.000%	11/15/2029	2	2
[4]	Railworks Holdings LP	8.250%	11/15/2028	1	1
[4]	Rand Parent LLC	8.500%	2/15/2030	11	12
[4]	RB Global Holdings Inc.	6.750%	3/15/2028	2	2
[4]	RB Global Holdings Inc.	7.750%	3/15/2031	4	4
	Regal Rexnord Corp.	6.050%	4/15/2028	5	5
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	5	5
	Republic Services Inc.	4.875%	4/1/2029	5	5
	Republic Services Inc.	1.750%	2/15/2032	5	4
	Republic Services Inc.	5.000%	12/15/2033	5	5
	Republic Services Inc.	5.000%	4/1/2034	5	5
[4]	Resideo Funding Inc.	6.500%	7/15/2032	1	1
[4]	Reworld Holding Corp.	4.875%	12/1/2029	2	2
	Rockwell Automation Inc.	1.750%	8/15/2031	8	7
	Rockwell Automation Inc.	2.800%	8/15/2061	5	3
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	6	6
[4]	Rolls-Royce plc	5.750%	10/15/2027	50	51
	RTX Corp.	3.125%	5/4/2027	5	5
	RTX Corp.	4.125%	11/16/2028	5	5
	RTX Corp.	6.100%	3/15/2034	5	6
	RTX Corp.	4.500%	6/1/2042	5	5
	RTX Corp.	3.750%	11/1/2046	10	8
	RTX Corp.	4.625%	11/16/2048	5	4
	RTX Corp.	5.375%	2/27/2053	5	5
	RTX Corp.	6.400%	3/15/2054	5	6
[1]	Rumo Luxembourg Sarl	4.200%	1/18/2032	15	14
[1]	Ryder System Inc.	5.650%	3/1/2028	8	8
	Ryder System Inc.	6.600%	12/1/2033	5	6
[4]	Seaspan Corp.	5.500%	8/1/2029	2	2
[4]	Sensata Technologies Inc.	3.750%	2/15/2031	5	5
	Southwest Airlines Co.	5.125%	6/15/2027	10	10
	Spirit AeroSystems Inc.	4.600%	6/15/2028	22	22
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/2028	2	2
[4]	SPX FLOW Inc.	8.750%	4/1/2030	2	2
[4]	Star Leasing Co. LLC	7.625%	2/15/2030	2	2
[4]	Stonepeak Nile Parent LLC	7.250%	3/15/2032	1	1
[4]	Synergy Infrastructure Holdings LLC	7.875%	12/1/2030	2	2
	Teledyne Technologies Inc.	2.750%	4/1/2031	5	5
[4]	Terex Corp.	6.250%	10/15/2032	3	3
[4]	TK Elevator US Newco Inc.	5.250%	7/15/2027	5	5
[4]	TKC Holdings Inc.	6.875%	5/15/2028	2	2
[4]	TopBuild Corp.	3.625%	3/15/2029	3	3
[4]	TopBuild Corp.	5.625%	1/31/2034	4	4
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	5	5
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	5	5
[4]	TransDigm Inc.	6.750%	8/15/2028	5	5
	TransDigm Inc.	4.625%	1/15/2029	5	5
[4]	TransDigm Inc.	6.375%	3/1/2029	4	4
	TransDigm Inc.	4.875%	5/1/2029	5	5
[4]	TransDigm Inc.	6.875%	12/15/2030	6	6
[4]	TransDigm Inc.	7.125%	12/1/2031	1	1
[4]	TransDigm Inc.	6.625%	3/1/2032	5	5
[4]	TransDigm Inc.	6.000%	1/15/2033	8	8
[4]	TransDigm Inc.	6.375%	5/31/2033	5	5
[4]	TransDigm Inc.	6.250%	1/31/2034	5	5
[4]	TransDigm Inc.	6.750%	1/31/2034	6	6
[4]	Transurban Finance Co. Pty Ltd.	2.450%	3/16/2031	5	5
[4]	Trinity Industries Inc.	7.750%	7/15/2028	3	3
[4]	Tutor Perini Corp.	11.875%	4/30/2029	3	3
	Tyco Electronics Group SA	3.125%	8/15/2027	5	5
	Tyco Electronics Group SA	7.125%	10/1/2037	5	6
	Union Pacific Corp.	4.500%	1/20/2033	5	5
	Union Pacific Corp.	3.200%	5/20/2041	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.250%	2/5/2050	5	4
	Union Pacific Corp.	3.799%	10/1/2051	5	4
	Union Pacific Corp.	3.500%	2/14/2053	55	39
	Union Pacific Corp.	3.839%	3/20/2060	5	4
	Union Pacific Corp.	2.973%	9/16/2062	5	3
	Union Pacific Corp.	3.750%	2/5/2070	13	9
	Union Pacific Corp.	3.799%	4/6/2071	5	3
[4]	United Airlines Inc.	4.625%	4/15/2029	5	5
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	5	5
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	5	5
	United Parcel Service Inc.	4.650%	10/15/2030	5	5
	United Parcel Service Inc.	5.150%	5/22/2034	5	5
	United Parcel Service Inc.	5.250%	5/14/2035	5	5
	United Parcel Service Inc.	4.875%	11/15/2040	5	5
	United Parcel Service Inc.	3.750%	11/15/2047	5	4
	United Parcel Service Inc.	3.400%	9/1/2049	5	4
	United Parcel Service Inc.	5.300%	4/1/2050	5	5
	United Rentals North America Inc.	3.875%	11/15/2027	4	4
	United Rentals North America Inc.	4.000%	7/15/2030	2	2
	United Rentals North America Inc.	3.875%	2/15/2031	3	3
	United Rentals North America Inc.	3.750%	1/15/2032	7	7
[4]	United Rentals North America Inc.	6.125%	3/15/2034	4	4
[4]	Upbound Group Inc.	6.375%	2/15/2029	1	1
[4]	Velocity Vehicle Group LLC	8.000%	6/1/2029	2	2
[4]	Vertiv Group Corp.	4.125%	11/15/2028	3	3
[4]	VistaJet Malta Finance plc	7.875%	5/1/2027	2	2
[4]	VistaJet Malta Finance plc	6.375%	2/1/2030	3	3
[4]	Wabash National Corp.	4.500%	10/15/2028	1	1
	Waste Connections Inc.	3.050%	4/1/2050	5	3
	Waste Management Inc.	4.500%	3/15/2028	5	5
	Waste Management Inc.	4.875%	2/15/2029	5	5
	Waste Management Inc.	2.000%	6/1/2029	5	5
	Waste Management Inc.	4.950%	3/15/2035	5	5
	Waste Management Inc.	5.350%	10/15/2054	5	5
[4]	Waste Pro USA Inc.	7.000%	2/1/2033	3	3
[4]	Watco Cos. LLC	7.125%	8/1/2032	2	2
[4]	WESCO Distribution Inc.	6.375%	3/15/2029	3	3
[4]	WESCO Distribution Inc.	6.375%	3/15/2033	4	4
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	5	5
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	5	5
[4]	Windsor Holdings III LLC	8.500%	6/15/2030	1	1
[4]	Wrangler Holdco Corp.	6.625%	4/1/2032	3	3
	WW Grainger Inc.	4.600%	6/15/2045	5	5
	XPO CNW Inc.	6.700%	5/1/2034	1	1
[4]	XPO Inc.	7.125%	6/1/2031	3	3
					2,093
Materials (1.1%)
[4]	Advanced Drainage Systems Inc.	5.000%	9/30/2027	3	3
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	6	6
	Air Products and Chemicals Inc.	2.050%	5/15/2030	5	5
	Air Products and Chemicals Inc.	4.750%	2/8/2031	5	5
	Air Products and Chemicals Inc.	4.800%	3/3/2033	5	5
	Albemarle Corp.	4.650%	6/1/2027	15	15
[4]	Alcoa Nederland Holding BV	6.125%	5/15/2028	3	3
[4]	Algoma Steel Inc.	9.125%	4/15/2029	2	2
[1]	Alpek SAB de CV	4.250%	9/18/2029	6	6
[4]	Alumina Pty Ltd.	6.375%	9/15/2032	3	3
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	5	5
[4]	Anglo American Capital plc	4.750%	4/10/2027	1	1
[4]	Anglo American Capital plc	4.500%	3/15/2028	4	4
[1]	Anglo American Capital plc	3.875%	3/16/2029	1	1
[1]	Anglo American Capital plc	5.625%	4/1/2030	2	2
[1]	Anglo American Capital plc	2.625%	9/10/2030	2	2
[1]	Anglo American Capital plc	2.875%	3/17/2031	1	1
[1]	Anglo American Capital plc	5.500%	5/2/2033	5	5
[1]	Anglo American Capital plc	3.950%	9/10/2050	1	1
[1]	Anglo American Capital plc	4.750%	3/16/2052	10	8
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	4	4
	AngloGold Ashanti Holdings plc	6.500%	4/15/2040	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Antofagasta plc	5.625%	5/13/2032	7	7
	ArcelorMittal SA	6.550%	11/29/2027	5	5
	ArcelorMittal SA	6.800%	11/29/2032	5	6
[4]	Ardagh Group SA	9.500%	12/1/2030	5	5
[4]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/2028	4	4
[4]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	3	3
[4]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	1	1
[4]	Arsenal AIC Parent LLC	11.500%	10/1/2031	3	3
	Ashland Inc.	6.875%	5/15/2043	1	1
[4]	Avient Corp.	7.125%	8/1/2030	4	4
[4]	Avient Corp.	6.250%	11/1/2031	1	1
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	2	2
[4]	Axalta Coating Systems LLC	3.375%	2/15/2029	2	2
	Ball Corp.	2.875%	8/15/2030	8	7
	Ball Corp.	3.125%	9/15/2031	4	4
	Barrick North America Finance LLC	5.750%	5/1/2043	5	5
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	5	5
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	5	5
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	5	4
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	5	5
[4]	Boise Cascade Co.	4.875%	7/1/2030	1	1
[1]	Canpack SA	3.875%	11/15/2029	3	3
[4]	Capstone Copper Corp.	6.750%	3/31/2033	1	1
	Carlisle Cos. Inc.	2.750%	3/1/2030	5	5
[4]	Carpenter Technology Corp.	5.625%	3/1/2034	1	1
[4]	Cascades Inc.	5.375%	1/15/2028	1	1
	Celanese US Holdings LLC	6.850%	11/15/2028	3	3
	Celanese US Holdings LLC	6.830%	7/15/2029	6	6
	Celanese US Holdings LLC	7.050%	11/15/2030	2	2
	Celanese US Holdings LLC	7.000%	2/15/2031	2	2
	Celanese US Holdings LLC	6.879%	7/15/2032	4	4
	Celanese US Holdings LLC	6.750%	4/15/2033	3	3
	Celanese US Holdings LLC	7.200%	11/15/2033	3	3
	Celanese US Holdings LLC	7.375%	2/15/2034	2	2
[1]	Celulosa Arauco y Constitucion SA	4.200%	1/29/2030	4	4
[1]	Celulosa Arauco y Constitucion SA	5.500%	4/30/2049	7	6
[1]	Cemex SAB de CV	5.200%	9/17/2030	15	15
[4]	Century Aluminum Co.	6.875%	8/1/2032	1	1
[4]	Cerdia Finanz GmbH	9.375%	10/3/2031	2	2
	CF Industries Inc.	4.950%	6/1/2043	5	4
[4]	Champion Iron Canada Inc.	7.875%	7/15/2032	1	1
	Chemours Co.	5.375%	5/15/2027	1	1
[4]	Chemours Co.	5.750%	11/15/2028	6	6
[4]	Chemours Co.	4.625%	11/15/2029	1	1
[4]	Chemours Co.	8.000%	1/15/2033	1	1
[4]	Chevron Phillips Chemical Co. LLC	4.750%	5/15/2030	5	5
[4]	Clearwater Paper Corp.	4.750%	8/15/2028	1	1
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	1	1
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	2	2
[4]	Cleveland-Cliffs Inc.	4.875%	3/1/2031	3	3
[4]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	3	3
[4]	Cleveland-Cliffs Inc.	7.000%	3/15/2032	4	4
[4]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	4	4
	Cleveland-Cliffs Inc.	6.250%	10/1/2040	2	2
[4]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	3	3
[4]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	2	2
[4]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	6	6
[4]	Coeur Mining Inc.	5.125%	2/15/2029	2	2
	Commercial Metals Co.	4.125%	1/15/2030	1	1
[4]	Commercial Metals Co.	5.750%	11/15/2033	4	4
[4]	Commercial Metals Co.	6.000%	12/15/2035	3	3
[4]	Compass Minerals International Inc.	8.000%	7/1/2030	1	1
[4]	Consolidated Energy Finance SA	5.625%	10/15/2028	3	2
[4]	Consolidated Energy Finance SA	12.000%	2/15/2031	1	1
[4]	Constellium SE	6.375%	8/15/2032	1	1
[4]	Conuma Resources Ltd.	13.125%	5/1/2028	1	1
	CRH America Finance Inc.	4.400%	2/9/2031	5	5
	CRH America Finance Inc.	5.000%	2/9/2036	5	5
	Crown Americas LLC	5.250%	4/1/2030	1	1
[4]	Crown Americas LLC	5.875%	6/1/2033	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	CSN Inova Ventures	6.750%	1/28/2028	5	5
[1]	CSN Resources SA	4.625%	6/10/2031	5	4
[4]	CVR Partners LP	6.125%	6/15/2028	6	6
[4]	Domtar Corp.	6.750%	10/1/2028	2	2
	Dow Chemical Co.	2.100%	11/15/2030	5	4
	Dow Chemical Co.	4.800%	1/15/2031	10	10
	Dow Chemical Co.	5.150%	2/15/2034	5	5
	Dow Chemical Co.	4.250%	10/1/2034	5	5
	Dow Chemical Co.	5.350%	3/15/2035	5	5
	Dow Chemical Co.	5.550%	11/30/2048	5	4
	Dow Chemical Co.	4.800%	5/15/2049	5	4
	Dow Chemical Co.	6.900%	5/15/2053	44	45
	Eagle Materials Inc.	2.500%	7/1/2031	5	5
	Eastman Chemical Co.	5.625%	2/20/2034	10	10
	Ecolab Inc.	2.700%	12/15/2051	5	3
	EIDP Inc.	4.800%	5/15/2033	5	5
	FMC Corp.	3.450%	10/1/2029	8	7
	FMC Corp.	5.650%	5/18/2033	9	8
	FMC Corp.	4.500%	10/1/2049	1	1
	FMC Corp.	6.375%	5/18/2053	1	1
	FMC Corp.	8.450%	11/1/2055	1	1
[4]	Fortescue Treasury Pty Ltd.	4.500%	9/15/2027	4	4
[4]	Fortescue Treasury Pty Ltd.	5.875%	4/15/2030	4	4
[4]	Fortescue Treasury Pty Ltd.	4.375%	4/1/2031	1	1
[4]	Fortescue Treasury Pty Ltd.	6.125%	4/15/2032	2	2
	Freeport-McMoRan Inc.	5.450%	3/15/2043	5	5
	Gerdau Trade Inc.	5.750%	6/9/2035	4	4
[4]	Glencore Finance Canada Ltd.	5.550%	10/25/2042	5	5
[4]	Glencore Funding LLC	6.125%	10/6/2028	5	5
[4]	Glencore Funding LLC	5.893%	4/4/2054	5	5
[4]	Graham Packaging Co. Inc.	7.125%	8/15/2028	2	2
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	10	10
[4]	Graphic Packaging International LLC	6.375%	7/15/2032	2	2
	HB Fuller Co.	4.000%	2/15/2027	2	2
	HB Fuller Co.	4.250%	10/15/2028	2	2
[4]	Herens Holdco Sarl	4.750%	5/15/2028	1	1
[1]	Hudbay Minerals Inc.	6.125%	4/1/2029	3	3
	Huntsman International LLC	4.500%	5/1/2029	3	3
	Huntsman International LLC	5.700%	10/15/2034	1	1
[4]	INEOS Finance plc	6.750%	5/15/2028	3	3
[4]	INEOS Finance plc	7.500%	4/15/2029	1	1
[4]	INEOS Quattro Finance 2 plc	9.625%	3/15/2029	1	1
[4]	Infrabuild Australia Pty Ltd.	14.500%	11/15/2028	2	2
[4]	Innophos Holdings Inc.	11.500%	6/15/2029	1	1
[4]	International Flavors & Fragrances Inc.	1.832%	10/15/2027	5	5
[4]	International Flavors & Fragrances Inc.	2.300%	11/1/2030	5	5
	International Paper Co.	6.000%	11/15/2041	5	5
[4]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	1	1
[1]	Inversiones CMPC SA	3.000%	4/6/2031	4	4
[1]	Inversiones CMPC SA	6.125%	2/26/2034	4	4
[4]	Iris Holding Inc.	10.000%	12/15/2028	2	2
[1]	JSW Steel Ltd.	5.050%	4/5/2032	3	3
[4]	JW Aluminum Continuous Cast Co.	10.250%	4/1/2030	1	1
[4]	Kaiser Aluminum Corp.	5.875%	3/1/2034	2	2
[1]	Klabin Austria GmbH	5.750%	4/3/2029	5	5
[1]	Klabin Austria GmbH	3.200%	1/12/2031	10	9
[4]	Knife River Corp.	7.750%	5/1/2031	3	3
[4]	LABL Inc.	10.500%	7/15/2027	2	1
[4]	LABL Inc.	5.875%	11/1/2028	5	3
[4]	LABL Inc.	8.250%	11/1/2029	1	—
[4]	LABL Inc.	8.625%	10/1/2031	1	1
	Linde Inc.	1.100%	8/10/2030	5	4
	Linde Inc.	3.550%	11/7/2042	5	4
[4]	LSB Industries Inc.	6.250%	10/15/2028	2	2
	LYB International Finance BV	4.875%	3/15/2044	5	4
	LYB International Finance III LLC	4.200%	5/1/2050	5	4
	LYB International Finance III LLC	3.800%	10/1/2060	27	17
	LyondellBasell Industries NV	4.625%	2/26/2055	5	4
[4]	Magnera Corp.	4.750%	11/15/2029	3	3
	Martin Marietta Materials Inc.	2.400%	7/15/2031	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Martin Marietta Materials Inc.	3.200%	7/15/2051	5	3
[4]	Mativ Holdings Inc.	8.000%	10/1/2029	1	1
[4]	Mauser Packaging Solutions Holding Co.	7.875%	4/15/2030	8	8
[4]	Mauser Packaging Solutions Holding Co.	9.250%	4/15/2030	4	4
[4]	Maxam Prill Sarl	7.750%	7/15/2030	1	1
[4]	Mercer International Inc.	12.875%	10/1/2028	1	1
	Mercer International Inc.	5.125%	2/1/2029	2	1
	Methanex Corp.	5.125%	10/15/2027	2	2
	Methanex Corp.	5.250%	12/15/2029	4	4
	Methanex Corp.	5.650%	12/1/2044	1	1
[4]	Mineral Resources Ltd.	8.500%	5/1/2030	5	5
[4]	Mineral Resources Ltd.	7.000%	4/1/2031	1	1
[4]	New Enterprise Stone & Lime Co. Inc.	5.250%	7/15/2028	6	6
[4]	Newcastle Coal Infrastructure Group Pty Ltd.	4.400%	9/29/2027	15	15
	Newmont Corp.	3.250%	5/13/2030	5	5
[1]	Newmont Corp.	5.875%	4/1/2035	5	5
[1]	Nexa Resources SA	6.600%	4/8/2037	4	4
[4]	Novelis Corp.	4.750%	1/30/2030	6	6
[4]	Novelis Corp.	6.875%	1/30/2030	6	6
[4]	Novelis Corp.	3.875%	8/15/2031	1	1
	Nucor Corp.	3.850%	4/1/2052	5	4
[4]	Nufarm Australia Ltd.	5.000%	1/27/2030	1	1
	Nutrien Ltd.	4.200%	4/1/2029	5	5
	Nutrien Ltd.	4.125%	3/15/2035	5	5
	Nutrien Ltd.	4.900%	6/1/2043	5	5
	Nutrien Ltd.	5.800%	3/27/2053	5	5
	Olin Corp.	5.625%	8/1/2029	6	6
[4]	Olin Corp.	6.625%	4/1/2033	1	1
[4]	Olympus Water US Holding Corp.	4.250%	10/1/2028	7	7
[4]	Olympus Water US Holding Corp.	6.250%	10/1/2029	1	1
[4]	Olympus Water US Holding Corp.	7.250%	6/15/2031	5	5
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	3	3
[1]	Orbia Advance Corp. SAB de CV	5.875%	9/17/2044	3	2
[4]	Oscar AcquisitionCo LLC	9.500%	4/15/2030	2	1
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	3	3
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	1	1
	Packaging Corp. of America	3.400%	12/15/2027	50	50
	Packaging Corp. of America	3.050%	10/1/2051	10	7
[4]	Perenti Finance Pty Ltd.	7.500%	4/26/2029	10	10
[3,4]	Perimeter Holdings LLC	6.250%	1/15/2034	2	2
[4]	Qnity Electronics Inc.	6.250%	8/15/2033	4	4
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	9	9
[4]	Quikrete Holdings Inc.	6.750%	3/1/2033	7	7
[4]	Rain Carbon Inc.	12.250%	9/1/2029	1	1
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	5	5
	Rio Tinto Finance USA plc	4.875%	3/14/2030	5	5
	Rio Tinto Finance USA plc	5.000%	3/14/2032	5	5
	Rio Tinto Finance USA plc	5.250%	3/14/2035	5	5
	Rio Tinto Finance USA plc	5.125%	3/9/2053	5	5
	RPM International Inc.	4.550%	3/1/2029	5	5
[1]	Samarco Mineracao SA	9.500%	6/30/2031	7	7
	Sasol Financing USA LLC	6.500%	9/27/2028	1	1
[1]	Sasol Financing USA LLC	8.750%	5/3/2029	2	2
	Sasol Financing USA LLC	5.500%	3/18/2031	1	1
[4]	SCIH Salt Holdings Inc.	4.875%	5/1/2028	8	8
[4]	SCIH Salt Holdings Inc.	6.625%	5/1/2029	3	3
[4]	Sealed Air Corp.	5.000%	4/15/2029	4	4
[4]	Sealed Air Corp.	6.500%	7/15/2032	3	3
[4]	Sealed Air Corp.	6.875%	7/15/2033	1	1
	Sherwin-Williams Co.	5.150%	8/15/2035	5	5
	Sherwin-Williams Co.	4.500%	6/1/2047	5	4
	Silgan Holdings Inc.	4.125%	2/1/2028	6	6
[4]	SK Invictus Intermediate II Sarl	5.000%	10/30/2029	1	1
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	5	5
[4]	Smyrna Ready Mix Concrete LLC	6.000%	11/1/2028	7	7
[4]	Smyrna Ready Mix Concrete LLC	8.875%	11/15/2031	1	1
[4]	SNF Group SACA	3.125%	3/15/2027	1	1
[1]	Sociedad Quimica y Minera de Chile SA	4.250%	5/7/2029	4	4
[1]	Sociedad Quimica y Minera de Chile SA	4.250%	1/22/2050	5	4
[4]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sonoco Products Co.	4.600%	9/1/2029	5	5
	Sonoco Products Co.	5.750%	11/1/2040	5	5
	Southern Copper Corp.	7.500%	7/27/2035	5	6
	Southern Copper Corp.	6.750%	4/16/2040	3	3
	Southern Copper Corp.	5.250%	11/8/2042	6	6
	Southern Copper Corp.	5.875%	4/23/2045	3	3
	Steel Dynamics Inc.	5.375%	8/15/2034	5	5
[4]	SunCoke Energy Inc.	4.875%	6/30/2029	1	1
	Suzano Austria GmbH	6.000%	1/15/2029	20	21
[4]	TMS International Corp.	6.250%	4/15/2029	1	1
[4]	Toucan FinCo. Ltd.	9.500%	5/15/2030	3	3
[4]	Trident TPI Holdings Inc.	12.750%	12/31/2028	2	2
[4]	TriMas Corp.	4.125%	4/15/2029	1	1
[4]	Trivium Packaging Finance BV	12.250%	1/15/2031	3	3
[4]	Tronox Inc.	4.625%	3/15/2029	1	1
[4]	Tronox Inc.	9.125%	9/30/2030	4	4
	United States Steel Corp.	6.875%	3/1/2029	3	3
	Vale Overseas Ltd.	3.750%	7/8/2030	20	19
	Vale Overseas Ltd.	6.400%	6/28/2054	6	6
[4]	Vibrantz Technologies Inc.	9.000%	2/15/2030	2	1
[1]	Volcan Cia Minera SAA	8.500%	10/28/2032	5	5
	Vulcan Materials Co.	3.500%	6/1/2030	5	5
	Vulcan Materials Co.	4.500%	6/15/2047	5	4
	Vulcan Materials Co.	4.700%	3/1/2048	78	68
[1]	WE Soda Investments Holding plc	9.500%	10/6/2028	4	4
[1]	WE Soda Investments Holding plc	9.375%	2/14/2031	1	1
	Westlake Corp.	5.000%	8/15/2046	6	5
	Westlake Corp.	3.125%	8/15/2051	5	3
[4]	WR Grace Holdings LLC	4.875%	6/15/2027	6	6
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	2	2
[4]	WR Grace Holdings LLC	7.375%	3/1/2031	3	3
[4]	WR Grace Holdings LLC	6.625%	8/15/2032	1	1
	WRKCo Inc.	4.900%	3/15/2029	5	5
	WRKCo Inc.	4.200%	6/1/2032	5	5
	WRKCo Inc.	3.000%	6/15/2033	5	4
[4]	Yara International ASA	4.750%	6/1/2028	10	10
					1,178
Real Estate (0.9%)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	7	7
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	5	4
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	5	4
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	5	3
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	1	1
	American Homes 4 Rent LP	3.625%	4/15/2032	10	9
	American Tower Corp.	3.650%	3/15/2027	5	5
	American Tower Corp.	5.800%	11/15/2028	5	5
	American Tower Corp.	3.800%	8/15/2029	5	5
	American Tower Corp.	5.650%	3/15/2033	5	5
	American Tower Corp.	5.450%	2/15/2034	5	5
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	5	5
[4]	Anywhere Real Estate Group LLC	5.750%	1/15/2029	3	3
[4]	Anywhere Real Estate Group LLC	5.250%	4/15/2030	2	2
[4]	Anywhere Real Estate Group LLC	9.750%	4/15/2030	3	3
[4]	Apollo Commercial Real Estate Finance Inc.	4.625%	6/15/2029	2	2
[4]	Arbor Realty SR Inc.	8.500%	10/15/2027	1	1
[4]	Arbor Realty SR Inc.	8.500%	12/15/2028	2	2
[4]	Arbor Realty SR Inc.	7.875%	7/15/2030	1	1
[4]	Arbor Realty Trust Inc.	4.500%	3/15/2027	2	2
	AvalonBay Communities Inc.	5.350%	6/1/2034	5	5
[1]	AvalonBay Communities Inc.	3.900%	10/15/2046	9	7
[4]	Blackstone Mortgage Trust Inc.	7.750%	12/1/2029	1	1
	Boston Properties LP	3.250%	1/30/2031	5	5
	Boston Properties LP	2.550%	4/1/2032	5	4
	Brandywine Operating Partnership LP	8.300%	3/15/2028	1	1
	Brandywine Operating Partnership LP	8.875%	4/12/2029	2	2
	Brandywine Operating Partnership LP	4.550%	10/1/2029	1	1
	Brandywine Operating Partnership LP	6.125%	1/15/2031	1	1
	Brixmor Operating Partnership LP	4.050%	7/1/2030	5	5
	Brixmor Operating Partnership LP	2.500%	8/16/2031	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brixmor Operating Partnership LP	5.200%	4/1/2032	5	5
[4]	Brookfield Property REIT Inc.	4.500%	4/1/2027	3	3
	COPT Defense Properties LP	2.900%	12/1/2033	5	4
[4]	CoStar Group Inc.	2.800%	7/15/2030	5	5
	Crown Castle Inc.	2.900%	3/15/2027	5	5
	Crown Castle Inc.	4.900%	9/1/2029	5	5
	Crown Castle Inc.	2.250%	1/15/2031	5	4
	Crown Castle Inc.	5.800%	3/1/2034	5	5
	Crown Castle Inc.	2.900%	4/1/2041	5	4
	Crown Castle Inc.	4.000%	11/15/2049	10	8
[4]	Cushman & Wakefield US Borrower LLC	6.750%	5/15/2028	3	3
[4]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	1	1
	Digital Realty Trust LP	3.700%	8/15/2027	7	7
	Diversified Healthcare Trust	4.750%	2/15/2028	2	2
[4]	Diversified Healthcare Trust	7.250%	10/15/2030	1	1
	Diversified Healthcare Trust	4.375%	3/1/2031	1	1
[4]	EF Holdco	7.375%	9/30/2030	1	1
	Equinix Inc.	3.200%	11/18/2029	5	5
	Equinix Inc.	2.150%	7/15/2030	5	5
	Equinix Inc.	3.900%	4/15/2032	5	5
	Equinix Inc.	2.950%	9/15/2051	18	11
	ERP Operating LP	3.250%	8/1/2027	5	5
	ERP Operating LP	4.950%	6/15/2032	5	5
	ERP Operating LP	4.500%	7/1/2044	5	4
	Essex Portfolio LP	2.650%	3/15/2032	5	4
	Extra Space Storage LP	5.700%	4/1/2028	5	5
	Extra Space Storage LP	5.500%	7/1/2030	5	5
	Extra Space Storage LP	2.350%	3/15/2032	5	4
	GLP Capital LP	5.250%	2/15/2033	5	5
	GLP Capital LP	6.250%	9/15/2054	5	5
[4]	Goodman US Finance Five LLC	4.625%	5/4/2032	5	5
[4]	Goodman US Finance Six LLC	5.125%	10/7/2034	100	100
	Healthpeak OP LLC	3.500%	7/15/2029	5	5
	Healthpeak OP LLC	5.375%	2/15/2035	5	5
	Highwoods Realty LP	4.200%	4/15/2029	5	5
	Host Hotels & Resorts LP	5.500%	4/15/2035	5	5
	Hudson Pacific Properties LP	3.950%	11/1/2027	4	4
	Hudson Pacific Properties LP	5.950%	2/15/2028	3	3
	Hudson Pacific Properties LP	4.650%	4/1/2029	1	1
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	5	5
[4]	Iron Mountain Inc.	5.250%	3/15/2028	3	3
[4]	Iron Mountain Inc.	7.000%	2/15/2029	5	5
[4]	Iron Mountain Inc.	5.250%	7/15/2030	8	8
[4]	Iron Mountain Inc.	4.500%	2/15/2031	8	8
[4]	Iron Mountain Inc.	5.625%	7/15/2032	1	1
[4]	Iron Mountain Information Management Services Inc.	5.000%	7/15/2032	1	1
	Kilroy Realty LP	2.500%	11/15/2032	5	4
	Kimco Realty OP LLC	3.200%	4/1/2032	5	5
	Kimco Realty OP LLC	4.250%	4/1/2045	5	4
	Kimco Realty OP LLC	4.450%	9/1/2047	10	9
[4]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/2031	5	5
	Mid-America Apartments LP	3.600%	6/1/2027	35	35
[4]	Millrose Properties Inc.	6.375%	8/1/2030	2	2
[4]	Millrose Properties Inc.	6.250%	9/15/2032	3	3
	MPT Operating Partnership LP	5.000%	10/15/2027	6	6
	MPT Operating Partnership LP	4.625%	8/1/2029	2	2
	MPT Operating Partnership LP	3.500%	3/15/2031	4	3
[4]	MPT Operating Partnership LP	8.500%	2/15/2032	4	4
	Newmark Group Inc.	7.500%	1/12/2029	1	1
	NNN REIT Inc.	4.600%	2/15/2031	50	50
	NNN REIT Inc.	5.600%	10/15/2033	5	5
	NNN REIT Inc.	5.500%	6/15/2034	5	5
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	5	5
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	5	4
[4]	Pebblebrook Hotel LP	6.375%	10/15/2029	1	1
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	5	5
	Phillips Edison Grocery Center Operating Partnership I LP	5.750%	7/15/2034	5	5
	Prologis LP	3.875%	9/15/2028	48	48
	Prologis LP	2.250%	4/15/2030	30	28
	Prologis LP	1.250%	10/15/2030	50	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	5.000%	3/15/2034	5	5
	Public Storage Operating Co.	5.350%	8/1/2053	5	5
	Realty Income Corp.	4.000%	7/15/2029	5	5
	Realty Income Corp.	4.900%	7/15/2033	10	10
	Realty Income Corp.	5.125%	2/15/2034	5	5
	RHP Hotel Properties LP	4.750%	10/15/2027	3	3
[4]	RHP Hotel Properties LP	6.500%	4/1/2032	5	5
[4]	RHP Hotel Properties LP	6.500%	6/15/2033	1	1
[4]	Rithm Capital Corp.	8.000%	4/1/2029	3	3
[4]	Rithm Capital Corp.	8.000%	7/15/2030	1	1
[4]	RLJ Lodging Trust LP	4.000%	9/15/2029	2	2
	Sabra Health Care LP	3.200%	12/1/2031	5	5
	SBA Communications Corp.	3.875%	2/15/2027	6	6
	SBA Communications Corp.	3.125%	2/1/2029	4	4
[4]	Scentre Group Trust 1	4.375%	5/28/2030	5	5
	Service Properties Trust	4.950%	2/15/2027	1	1
	Service Properties Trust	8.375%	6/15/2029	2	2
	Service Properties Trust	4.950%	10/1/2029	2	2
[4]	Service Properties Trust	8.625%	11/15/2031	3	3
	Service Properties Trust	8.875%	6/15/2032	3	3
	Simon Property Group LP	4.375%	10/1/2030	5	5
	Simon Property Group LP	2.650%	2/1/2032	5	5
	Simon Property Group LP	5.125%	10/1/2035	5	5
	Simon Property Group LP	6.750%	2/1/2040	5	6
	Simon Property Group LP	3.250%	9/13/2049	5	3
[4]	Starwood Property Trust Inc.	4.375%	1/15/2027	1	1
[4]	Starwood Property Trust Inc.	7.250%	4/1/2029	1	1
[4]	Starwood Property Trust Inc.	5.750%	1/15/2031	6	6
	Store Capital LLC	4.625%	3/15/2029	5	5
	Sun Communities Operating LP	4.200%	4/15/2032	5	5
[1]	Trust Fibra Uno	4.869%	1/15/2030	15	15
[1]	UDR Inc.	1.900%	3/15/2033	5	4
	Ventas Realty LP	3.850%	4/1/2027	5	5
	Ventas Realty LP	4.750%	11/15/2030	5	5
[4]	VICI Properties LP	3.875%	2/15/2029	40	39
	Vornado Realty LP	3.400%	6/1/2031	1	1
[4]	WEA Finance LLC	4.125%	9/20/2028	5	5
	Welltower OP LLC	5.125%	7/1/2035	5	5
	Weyerhaeuser Co.	4.000%	11/15/2029	5	5
	Weyerhaeuser Co.	3.375%	3/9/2033	5	5
	WP Carey Inc.	2.400%	2/1/2031	5	5
[4]	XHR LP	4.875%	6/1/2029	2	2
					904
Technology (2.2%)
	Accenture Capital Inc.	3.900%	10/4/2027	5	5
	Accenture Capital Inc.	4.500%	10/4/2034	5	5
	Adobe Inc.	4.950%	1/17/2030	5	5
	Adobe Inc.	2.300%	2/1/2030	5	5
[4]	Ahead DB Holdings LLC	6.625%	5/1/2028	2	2
	Amdocs Ltd.	2.538%	6/15/2030	5	5
[4]	Amentum Holdings Inc.	7.250%	8/1/2032	3	3
[4]	Amkor Technology Inc.	5.875%	10/1/2033	1	1
[4]	ams-OSRAM AG	12.250%	3/30/2029	2	2
	Analog Devices Inc.	4.250%	6/15/2028	5	5
	Analog Devices Inc.	1.700%	10/1/2028	5	5
	Analog Devices Inc.	2.950%	10/1/2051	5	3
[4]	APi Group DE Inc.	4.125%	7/15/2029	1	1
[4]	APi Group DE Inc.	4.750%	10/15/2029	1	1
	Apple Inc.	3.200%	5/11/2027	30	30
	Apple Inc.	3.000%	6/20/2027	5	5
	Apple Inc.	2.900%	9/12/2027	45	44
	Apple Inc.	3.000%	11/13/2027	114	113
	Apple Inc.	4.000%	5/12/2028	18	18
	Apple Inc.	1.400%	8/5/2028	5	5
	Apple Inc.	2.200%	9/11/2029	5	5
	Apple Inc.	1.650%	5/11/2030	50	46
	Apple Inc.	4.200%	5/12/2030	5	5
	Apple Inc.	3.850%	5/4/2043	5	4
	Apple Inc.	3.450%	2/9/2045	11	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	4.375%	5/13/2045	5	4
	Apple Inc.	4.650%	2/23/2046	5	5
	Apple Inc.	3.850%	8/4/2046	5	4
	Apple Inc.	2.650%	5/11/2050	5	3
	Apple Inc.	2.650%	2/8/2051	10	6
	Apple Inc.	2.700%	8/5/2051	5	3
	Apple Inc.	3.950%	8/8/2052	5	4
	Apple Inc.	4.850%	5/10/2053	5	5
	Apple Inc.	2.800%	2/8/2061	5	3
	Apple Inc.	2.850%	8/5/2061	11	7
	Applied Materials Inc.	4.350%	4/1/2047	5	4
	Arrow Electronics Inc.	2.950%	2/15/2032	5	4
[4]	ASGN Inc.	4.625%	5/15/2028	2	2
[4]	AthenaHealth Group Inc.	6.500%	2/15/2030	7	7
[4]	Atkore Inc.	4.250%	6/1/2031	2	2
	Atlassian Corp.	5.500%	5/15/2034	5	5
[4]	ATS Corp.	4.125%	12/15/2028	2	2
	Autodesk Inc.	2.400%	12/15/2031	10	9
	Automatic Data Processing Inc.	1.700%	5/15/2028	12	11
[4]	Boost Newco Borrower LLC	7.500%	1/15/2031	6	6
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	50	52
	Broadcom Inc.	5.050%	7/12/2027	5	5
	Broadcom Inc.	4.800%	4/15/2028	70	71
	Broadcom Inc.	5.050%	7/12/2029	5	5
	Broadcom Inc.	4.350%	2/15/2030	5	5
	Broadcom Inc.	2.450%	2/15/2031	5	5
[4]	Broadcom Inc.	4.150%	4/15/2032	5	5
	Broadcom Inc.	4.300%	11/15/2032	5	5
	Broadcom Inc.	3.469%	4/15/2034	5	5
	Broadcom Inc.	4.800%	10/15/2034	5	5
	Broadcom Inc.	5.200%	7/15/2035	5	5
[4]	Broadcom Inc.	3.137%	11/15/2035	5	4
	Broadcom Inc.	4.800%	2/15/2036	5	5
[4]	Broadcom Inc.	3.187%	11/15/2036	5	4
[4]	Broadcom Inc.	4.926%	5/15/2037	5	5
	Broadcom Inc.	4.900%	2/15/2038	5	5
	Broadcom Inc.	3.500%	2/15/2041	5	4
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	5	5
[4]	CACI International Inc.	6.375%	6/15/2033	3	3
	Cadence Design Systems Inc.	4.300%	9/10/2029	5	5
[4]	Capstone Borrower Inc.	8.000%	6/15/2030	2	2
[4]	Castle US Holding Corp.	10.000%	6/30/2031	1	—
	CDW LLC	3.276%	12/1/2028	5	5
	CDW LLC	3.569%	12/1/2031	5	5
[4]	Central Parent Inc.	7.250%	6/15/2029	4	3
[4]	Ciena Corp.	4.000%	1/31/2030	1	1
	Cintas Corp. No. 2	3.700%	4/1/2027	50	50
	Cisco Systems Inc.	4.950%	2/26/2031	5	5
	Cisco Systems Inc.	5.900%	2/15/2039	5	5
	Cisco Systems Inc.	5.500%	1/15/2040	5	5
	Cisco Systems Inc.	5.300%	2/26/2054	5	5
[4]	Clarivate Science Holdings Corp.	3.875%	7/1/2028	3	3
[4]	Clarivate Science Holdings Corp.	4.875%	7/1/2029	3	3
[4]	Cloud Software Group Inc.	6.500%	3/31/2029	14	14
[4]	Cloud Software Group Inc.	9.000%	9/30/2029	7	7
[4]	Cloud Software Group Inc.	8.250%	6/30/2032	1	1
[4]	Cloud Software Group Inc.	6.625%	8/15/2033	7	7
[4]	Coherent Corp.	5.000%	12/15/2029	3	3
[4]	CommScope LLC	4.750%	9/1/2029	4	4
[4]	CommScope LLC	9.500%	12/15/2031	2	2
[4]	CommScope Technologies LLC	5.000%	3/15/2027	5	5
	Concentrix Corp.	6.600%	8/2/2028	5	5
	Concentrix Corp.	6.850%	8/2/2033	5	5
[4]	Conduent Business Services LLC	6.000%	11/1/2029	1	1
[4]	Consensus Cloud Solutions Inc.	6.500%	10/15/2028	2	2
[4]	CoreLogic Inc.	4.500%	5/1/2028	2	2
[4]	CoreWeave Inc.	9.250%	6/1/2030	4	4
[4]	CoreWeave Inc.	9.000%	2/1/2031	7	6
	Corning Inc.	4.750%	3/15/2042	5	5
	Corning Inc.	5.450%	11/15/2079	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crane NXT Co.	4.200%	3/15/2048	1	1
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	2	2
	Dell International LLC	5.250%	2/1/2028	5	5
	Dell International LLC	5.400%	4/15/2034	5	5
	Dell International LLC	4.850%	2/1/2035	5	5
	Dell International LLC	5.100%	2/15/2036	5	5
	Dell International LLC	8.100%	7/15/2036	5	6
[4]	Diebold Nixdorf Inc.	7.750%	3/31/2030	2	2
[4]	Dye & Durham Ltd.	8.625%	4/15/2029	2	2
[4]	Elastic NV	4.125%	7/15/2029	3	3
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	3	3
	Equifax Inc.	4.800%	9/15/2029	5	5
[4]	Esab Corp.	6.250%	4/15/2029	2	2
[4]	Fair Isaac Corp.	6.000%	5/15/2033	5	5
	Fidelity National Information Services Inc.	1.650%	3/1/2028	15	14
	Fidelity National Information Services Inc.	2.250%	3/1/2031	5	4
	Fiserv Inc.	4.200%	10/1/2028	5	5
	Fiserv Inc.	3.500%	7/1/2029	5	5
	Fiserv Inc.	4.550%	2/15/2031	5	5
	Fiserv Inc.	5.350%	3/15/2031	5	5
	Fiserv Inc.	4.400%	7/1/2049	5	4
	Flex Ltd.	4.875%	5/12/2030	5	5
[4]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	2	2
[4]	Foundry JV Holdco LLC	5.900%	1/25/2033	8	8
[4]	Foundry JV Holdco LLC	6.250%	1/25/2035	30	32
[4]	Gen Digital Inc.	7.125%	9/30/2030	3	3
[4]	Gen Digital Inc.	6.250%	4/1/2033	3	3
[4]	GoTo Group Inc.	5.500%	5/1/2028	2	1
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	5	5
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	5	5
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	5	5
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	5	5
	HP Inc.	4.000%	4/15/2029	5	5
	HP Inc.	2.650%	6/17/2031	5	5
	HP Inc.	5.500%	1/15/2033	5	5
[4]	Imola Merger Corp.	4.750%	5/15/2029	5	5
[4]	Insight Enterprises Inc.	6.625%	5/15/2032	2	2
	Intel Corp.	3.750%	8/5/2027	108	107
	Intel Corp.	2.450%	11/15/2029	10	9
	Intel Corp.	5.125%	2/10/2030	5	5
	Intel Corp.	3.900%	3/25/2030	5	5
	Intel Corp.	2.000%	8/12/2031	5	4
	Intel Corp.	4.150%	8/5/2032	5	5
	Intel Corp.	4.000%	12/15/2032	5	5
	Intel Corp.	5.200%	2/10/2033	5	5
	Intel Corp.	4.800%	10/1/2041	5	4
	Intel Corp.	4.100%	5/19/2046	5	4
	Intel Corp.	3.734%	12/8/2047	5	4
	Intel Corp.	3.250%	11/15/2049	5	3
	Intel Corp.	4.750%	3/25/2050	5	4
	Intel Corp.	4.900%	8/5/2052	5	4
	Intel Corp.	5.700%	2/10/2053	5	5
	Intel Corp.	5.900%	2/10/2063	5	5
	International Business Machines Corp.	6.220%	8/1/2027	55	57
	International Business Machines Corp.	5.875%	11/29/2032	5	5
	International Business Machines Corp.	5.600%	11/30/2039	5	5
	International Business Machines Corp.	4.000%	6/20/2042	5	4
	International Business Machines Corp.	4.250%	5/15/2049	5	4
	Intuit Inc.	5.200%	9/15/2033	5	5
[4]	ION Platform Finance US Inc.	4.625%	5/1/2028	6	6
[4]	ION Platform Finance US Inc.	5.000%	5/1/2028	4	4
[4]	ION Platform Finance US Inc.	5.750%	5/15/2028	1	1
[4]	ION Platform Finance US Inc.	9.500%	5/30/2029	3	3
[4]	ION Platform Finance US Inc.	9.000%	8/1/2029	4	4
[4]	ION Platform Finance US Inc.	7.875%	9/30/2032	1	1
[4]	KBR Inc.	4.750%	9/30/2028	1	1
[4]	Kioxia Holdings Corp.	6.250%	7/24/2030	1	1
[4]	Kioxia Holdings Corp.	6.625%	7/24/2033	5	5
	KLA Corp.	4.650%	7/15/2032	5	5
	KLA Corp.	4.700%	2/1/2034	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kyndryl Holdings Inc.	6.350%	2/20/2034	5	5
	Lam Research Corp.	3.125%	6/15/2060	10	6
	Leidos Inc.	2.300%	2/15/2031	5	5
	Leidos Inc.	5.750%	3/15/2033	5	5
	Marvell Technology Inc.	5.750%	2/15/2029	5	5
[4]	McAfee Corp.	7.375%	2/15/2030	6	5
	Microchip Technology Inc.	4.900%	3/15/2028	5	5
	Micron Technology Inc.	5.327%	2/6/2029	5	5
	Micron Technology Inc.	5.300%	1/15/2031	5	5
	Micron Technology Inc.	2.703%	4/15/2032	5	5
	Micron Technology Inc.	5.800%	1/15/2035	5	5
	Microsoft Corp.	4.500%	10/1/2040	39	38
	Microsoft Corp.	4.450%	11/3/2045	5	5
	Microsoft Corp.	3.700%	8/8/2046	5	4
	Microsoft Corp.	4.250%	2/6/2047	5	4
	Microsoft Corp.	2.525%	6/1/2050	15	9
	Microsoft Corp.	2.500%	9/15/2050	5	3
	Microsoft Corp.	2.921%	3/17/2052	10	7
	Microsoft Corp.	3.950%	8/8/2056	118	93
	Microsoft Corp.	2.675%	6/1/2060	19	11
	Microsoft Corp.	3.041%	3/17/2062	5	3
	Moody's Corp.	3.750%	2/25/2052	5	4
	Motorola Solutions Inc.	4.600%	5/23/2029	5	5
	Motorola Solutions Inc.	2.300%	11/15/2030	5	5
	Motorola Solutions Inc.	5.600%	6/1/2032	5	5
	MSCI Inc.	5.250%	9/1/2035	5	5
[4]	NCR Atleos Corp.	9.500%	4/1/2029	2	2
[4]	NCR Voyix Corp.	5.125%	4/15/2029	3	3
	Nordson Corp.	5.800%	9/15/2033	5	5
	NVIDIA Corp.	1.550%	6/15/2028	5	5
	NVIDIA Corp.	3.500%	4/1/2050	5	4
	NVIDIA Corp.	3.700%	4/1/2060	5	4
	NXP BV	5.550%	12/1/2028	5	5
	NXP BV	4.300%	6/18/2029	5	5
	NXP BV	3.400%	5/1/2030	5	5
	NXP BV	2.650%	2/15/2032	5	5
	NXP BV	3.250%	5/11/2041	5	4
[4]	ON Semiconductor Corp.	3.875%	9/1/2028	2	2
[4]	Open Text Corp.	6.900%	12/1/2027	5	5
[4]	Open Text Corp.	3.875%	2/15/2028	3	3
[4]	Open Text Corp.	3.875%	12/1/2029	3	3
[4]	Open Text Holdings Inc.	4.125%	12/1/2031	3	3
	Oracle Corp.	3.250%	11/15/2027	5	5
	Oracle Corp.	2.950%	4/1/2030	5	5
	Oracle Corp.	4.450%	9/26/2030	5	5
	Oracle Corp.	2.875%	3/25/2031	5	5
	Oracle Corp.	4.800%	9/26/2032	5	5
	Oracle Corp.	6.250%	11/9/2032	5	5
	Oracle Corp.	4.300%	7/8/2034	5	5
	Oracle Corp.	4.700%	9/27/2034	5	5
	Oracle Corp.	5.500%	8/3/2035	5	5
	Oracle Corp.	5.200%	9/26/2035	114	109
	Oracle Corp.	3.600%	4/1/2040	5	4
	Oracle Corp.	5.375%	7/15/2040	5	4
	Oracle Corp.	3.650%	3/25/2041	10	7
	Oracle Corp.	4.125%	5/15/2045	5	4
	Oracle Corp.	5.875%	9/26/2045	26	24
	Oracle Corp.	4.000%	7/15/2046	5	3
	Oracle Corp.	4.000%	11/15/2047	5	3
	Oracle Corp.	3.600%	4/1/2050	5	3
	Oracle Corp.	3.950%	3/25/2051	46	30
	Oracle Corp.	6.900%	11/9/2052	5	5
	Oracle Corp.	5.550%	2/6/2053	5	4
	Oracle Corp.	5.375%	9/27/2054	5	4
	Oracle Corp.	6.000%	8/3/2055	5	4
	Oracle Corp.	5.950%	9/26/2055	5	4
	Oracle Corp.	3.850%	4/1/2060	5	3
	Oracle Corp.	4.100%	3/25/2061	6	4
	Oracle Corp.	6.100%	9/26/2065	5	4
[4]	OT Midco Inc.	10.000%	2/15/2030	2	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pagaya US Holdings Co. LLC	8.875%	8/1/2030	1	1
	Paychex Inc.	5.600%	4/15/2035	5	5
[4]	Pitney Bowes Inc.	6.875%	3/15/2027	3	3
[4]	Pitney Bowes Inc.	7.250%	3/15/2029	1	1
[4]	PTC Inc.	4.000%	2/15/2028	1	1
	QUALCOMM Inc.	3.250%	5/20/2027	5	5
	QUALCOMM Inc.	1.650%	5/20/2032	5	4
	QUALCOMM Inc.	5.000%	5/20/2035	5	5
	QUALCOMM Inc.	4.800%	5/20/2045	5	5
	QUALCOMM Inc.	4.300%	5/20/2047	5	4
	Quanta Services Inc.	4.750%	8/9/2027	8	8
[4]	Rackspace Finance LLC	3.500%	5/15/2028	1	—
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	4	4
	RELX Capital Inc.	5.250%	3/27/2035	5	5
[4]	RingCentral Inc.	8.500%	8/15/2030	10	11
[4]	Rocket Software Inc.	6.500%	2/15/2029	2	2
	Roper Technologies Inc.	4.900%	10/15/2034	5	5
	Roper Technologies Inc.	5.100%	9/15/2035	5	5
	S&P Global Inc.	2.700%	3/1/2029	5	5
	S&P Global Inc.	4.250%	5/1/2029	5	5
	S&P Global Inc.	3.700%	3/1/2052	5	4
	S&P Global Inc.	2.300%	8/15/2060	5	3
[4]	Sabre Financial Borrower LLC	11.125%	6/15/2029	2	2
	Salesforce Inc.	3.700%	4/11/2028	5	5
	Salesforce Inc.	2.700%	7/15/2041	5	4
	Salesforce Inc.	2.900%	7/15/2051	5	3
[4]	Science Applications International Corp.	5.875%	11/1/2033	2	2
[4]	Seagate Data Storage Technology Pte. Ltd.	8.250%	12/15/2029	7	7
[4]	Seagate Data Storage Technology Pte. Ltd.	5.875%	7/15/2030	1	1
[4]	Seagate Data Storage Technology Pte. Ltd.	4.125%	1/15/2031	1	1
[4]	Seagate Data Storage Technology Pte. Ltd.	8.500%	7/15/2031	4	4
[4]	Seagate Data Storage Technology Pte. Ltd.	9.625%	12/1/2032	3	3
[4]	Seagate Data Storage Technology Pte. Ltd.	5.750%	12/1/2034	1	1
[4]	Sensata Technologies BV	4.000%	4/15/2029	1	1
	ServiceNow Inc.	1.400%	9/1/2030	5	4
[1]	SK hynix Inc.	5.500%	1/16/2029	25	26
[4]	SS&C Technologies Inc.	6.500%	6/1/2032	3	3
[4]	Synaptics Inc.	4.000%	6/15/2029	1	1
	Synopsys Inc.	5.150%	4/1/2035	5	5
	Synopsys Inc.	5.700%	4/1/2055	5	5
	TD SYNNEX Corp.	2.375%	8/9/2028	5	5
	TD SYNNEX Corp.	4.300%	1/17/2029	5	5
	TD SYNNEX Corp.	5.300%	10/10/2035	12	12
	Texas Instruments Inc.	4.600%	2/8/2027	5	5
	Texas Instruments Inc.	3.875%	3/15/2039	5	4
	Texas Instruments Inc.	5.000%	3/14/2053	5	5
	TSMC Arizona Corp.	4.125%	4/22/2029	5	5
	TSMC Arizona Corp.	2.500%	10/25/2031	5	5
	TSMC Arizona Corp.	4.250%	4/22/2032	2	2
	TSMC Arizona Corp.	3.125%	10/25/2041	5	4
	TSMC Arizona Corp.	4.500%	4/22/2052	5	5
[1]	TSMC Global Ltd.	1.000%	9/28/2027	5	5
[1]	TSMC Global Ltd.	2.250%	4/23/2031	3	3
[4]	TTM Technologies Inc.	4.000%	3/1/2029	3	3
	Twilio Inc.	3.875%	3/15/2031	2	2
[4]	UKG Inc.	6.875%	2/1/2031	7	7
[4]	Unisys Corp.	10.625%	1/15/2031	2	2
	Verisk Analytics Inc.	5.250%	6/5/2034	34	35
	Verisk Analytics Inc.	5.250%	3/15/2035	5	5
[4]	Viavi Solutions Inc.	3.750%	10/1/2029	1	1
[4]	Virtusa Corp.	7.125%	12/15/2028	1	1
[4]	VM Consolidated Inc.	5.500%	4/15/2029	1	1
	VMware LLC	3.900%	8/21/2027	5	5
[4]	VT Topco Inc.	8.500%	8/15/2030	1	1
[4]	Williams Scotsman Inc.	6.625%	6/15/2029	1	1
[4]	Williams Scotsman Inc.	6.625%	4/15/2030	2	2
[4]	Williams Scotsman Inc.	7.375%	10/1/2031	2	2
	Workday Inc.	3.500%	4/1/2027	5	5
	Workday Inc.	3.800%	4/1/2032	5	5
[4]	Xerox Corp.	10.250%	10/15/2030	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Xerox Corp.	13.500%	4/15/2031	2	2
	Xerox Corp.	4.800%	3/1/2035	1	—
[4]	Xerox Holdings Corp.	5.500%	8/15/2028	2	1
[4]	Xerox Holdings Corp.	8.875%	11/30/2029	1	—
[4]	Zebra Technologies Corp.	6.500%	6/1/2032	1	1
[4]	ZoomInfo Technologies LLC	3.875%	2/1/2029	2	2
					2,197
Utilities (2.6%)
[1]	AEP Texas Inc.	3.450%	1/15/2050	5	3
	AEP Texas Inc.	5.250%	5/15/2052	5	5
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	5	4
[1]	AEP Transmission Co. LLC	2.750%	8/15/2051	11	7
[1]	AES Andes SA	6.300%	3/15/2029	10	10
	AES Corp.	5.800%	3/15/2032	5	5
	AES Corp.	7.600%	1/15/2055	1	1
	AES Corp.	6.950%	7/15/2055	3	3
	Alabama Power Co.	3.750%	9/1/2027	5	5
	Alabama Power Co.	6.000%	3/1/2039	5	5
[1]	Alabama Power Co.	3.700%	12/1/2047	5	4
[4]	Alexander Funding Trust II	7.467%	7/31/2028	5	5
	Algonquin Power & Utilities Corp.	4.750%	1/18/2082	3	3
[4]	Alliant Energy Finance LLC	5.400%	6/6/2027	5	5
[4]	Alpha Generation LLC	6.250%	1/15/2034	4	4
[4]	AltaGas Ltd.	7.200%	10/15/2054	3	3
	Ameren Corp.	1.750%	3/15/2028	5	5
	Ameren Corp.	5.000%	1/15/2029	5	5
	Ameren Illinois Co.	3.800%	5/15/2028	5	5
	Ameren Illinois Co.	3.700%	12/1/2047	13	10
	Ameren Illinois Co.	5.550%	7/1/2054	5	5
	American Electric Power Co. Inc.	5.625%	3/1/2033	5	5
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	5	5
	American Water Capital Corp.	5.150%	3/1/2034	10	10
	American Water Capital Corp.	5.250%	3/1/2035	5	5
	American Water Capital Corp.	4.300%	9/1/2045	7	6
	American Water Capital Corp.	3.450%	5/1/2050	5	4
	American Water Capital Corp.	3.250%	6/1/2051	5	3
	AmeriGas Partners LP	5.750%	5/20/2027	1	1
[4]	AmeriGas Partners LP	9.375%	6/1/2028	1	1
[4]	AmeriGas Partners LP	9.500%	6/1/2030	2	2
[4]	APA Infrastructure Ltd.	5.125%	9/16/2034	50	50
[4]	APA Infrastructure Ltd.	5.000%	3/23/2035	5	5
[1]	Appalachian Power Co.	3.700%	5/1/2050	5	4
	Arizona Public Service Co.	2.950%	9/15/2027	5	5
	Arizona Public Service Co.	5.700%	8/15/2034	5	5
	Arizona Public Service Co.	3.350%	5/15/2050	5	3
	Atmos Energy Corp.	3.000%	6/15/2027	5	5
	Atmos Energy Corp.	5.900%	11/15/2033	5	5
	Atmos Energy Corp.	4.125%	10/15/2044	10	8
	Atmos Energy Corp.	4.300%	10/1/2048	5	4
	Atmos Energy Corp.	5.750%	10/15/2052	18	18
	Atmos Energy Corp.	5.450%	1/15/2056	5	5
	Avista Corp.	4.000%	4/1/2052	5	4
[1]	Axia Energia	4.625%	2/4/2030	10	10
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	5	5
[4]	Basin Electric Power Cooperative	4.750%	4/26/2047	5	4
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	5	5
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	5	4
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	5	3
	Black Hills Corp.	4.550%	1/31/2031	5	5
	Black Hills Corp.	3.875%	10/15/2049	5	4
[4]	Boston Gas Co.	3.150%	8/1/2027	50	49
[4]	Boston Gas Co.	5.843%	1/10/2035	5	5
[4]	Brooklyn Union Gas Co.	4.632%	8/5/2027	57	57
[4]	Brooklyn Union Gas Co.	3.865%	3/4/2029	5	5
[4]	Brooklyn Union Gas Co.	6.388%	9/15/2033	5	5
[1]	Buffalo Energy Mexico Holdings	7.875%	2/15/2039	8	9
[4]	California Buyer Ltd.	6.375%	2/15/2032	3	3
[4]	Calpine Corp.	4.625%	2/1/2029	4	4
[4]	Calpine Corp.	5.000%	2/1/2031	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Calpine Corp.	3.750%	3/1/2031	2	2
[4]	Capital Power US Holdings Inc.	5.257%	6/1/2028	5	5
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	5	5
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	5	4
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	45	47
	CenterPoint Energy Inc.	5.950%	4/1/2056	5	5
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	13	12
[4]	Clearway Energy Operating LLC	3.750%	2/15/2031	3	3
[4]	Clearway Energy Operating LLC	3.750%	1/15/2032	1	1
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	5	4
[4]	Cleveland Electric Illuminating Co.	3.500%	4/1/2028	7	7
	CMS Energy Corp.	3.750%	12/1/2050	5	5
[1]	Colbun SA	3.150%	1/19/2032	10	9
	Commonwealth Edison Co.	2.200%	3/1/2030	5	5
	Commonwealth Edison Co.	3.800%	10/1/2042	8	7
	Commonwealth Edison Co.	3.650%	6/15/2046	5	4
[1]	Commonwealth Edison Co.	3.750%	8/15/2047	5	4
	Commonwealth Edison Co.	4.000%	3/1/2048	5	4
	Connecticut Light & Power Co.	4.000%	4/1/2048	5	4
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	5	5
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	5	6
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	5	4
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	5	4
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	5	5
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	10	7
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	5	3
	Constellation Energy Generation LLC	6.250%	10/1/2039	5	5
	Constellation Energy Generation LLC	5.600%	6/15/2042	5	5
	Consumers Energy Co.	4.650%	3/1/2028	5	5
	Consumers Energy Co.	5.050%	5/15/2035	5	5
	Consumers Energy Co.	4.350%	4/15/2049	5	4
[4]	ContourGlobal Power Holdings SA	6.750%	2/28/2030	2	2
[1]	Dominion Energy Inc.	3.375%	4/1/2030	5	5
	Dominion Energy Inc.	5.000%	6/15/2030	5	5
[1]	Dominion Energy Inc.	4.850%	8/15/2052	5	4
[1]	Dominion Energy Inc.	6.875%	2/1/2055	5	5
	Dominion Energy Inc.	6.200%	2/15/2056	10	10
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	5	5
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	10	9
	DPL LLC	4.350%	4/15/2029	3	3
	DTE Electric Co.	3.700%	3/15/2045	5	4
	DTE Electric Co.	5.400%	4/1/2053	5	5
	DTE Energy Co.	4.950%	7/1/2027	5	5
	DTE Energy Co.	4.875%	6/1/2028	5	5
	DTE Energy Co.	5.100%	3/1/2029	5	5
[1]	DTE Energy Co.	3.400%	6/15/2029	5	5
	DTE Energy Co.	5.200%	4/1/2030	5	5
	Duke Energy Carolinas LLC	2.850%	3/15/2032	5	5
	Duke Energy Carolinas LLC	4.950%	1/15/2033	5	5
	Duke Energy Carolinas LLC	5.300%	2/15/2040	5	5
	Duke Energy Carolinas LLC	4.250%	12/15/2041	5	4
	Duke Energy Carolinas LLC	3.750%	6/1/2045	5	4
	Duke Energy Carolinas LLC	3.200%	8/15/2049	161	110
	Duke Energy Corp.	3.150%	8/15/2027	5	5
	Duke Energy Corp.	3.400%	6/15/2029	5	5
	Duke Energy Corp.	2.550%	6/15/2031	5	5
	Duke Energy Corp.	4.950%	9/15/2035	5	5
	Duke Energy Corp.	3.750%	9/1/2046	5	4
	Duke Energy Corp.	5.000%	8/15/2052	5	4
	Duke Energy Corp.	3.250%	1/15/2082	5	5
	Duke Energy Florida LLC	3.800%	7/15/2028	5	5
	Duke Energy Florida LLC	6.400%	6/15/2038	5	6
	Duke Energy Florida LLC	5.650%	4/1/2040	5	5
	Duke Energy Florida LLC	5.950%	11/15/2052	15	16
[1]	Duke Energy Florida Project Finance LLC	2.858%	3/1/2033	15	14
	Duke Energy Indiana LLC	6.450%	4/1/2039	5	6
	Duke Energy Ohio Inc.	4.300%	2/1/2049	5	4
	Duke Energy Progress LLC	4.350%	3/6/2027	5	5
	Duke Energy Progress LLC	4.150%	12/1/2044	4	3
	Duke Energy Progress LLC	4.200%	8/15/2045	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	5.550%	3/15/2055	54	53
[4]	Duquesne Light Holdings Inc.	3.616%	8/1/2027	5	5
[4]	East Ohio Gas Co.	2.000%	6/15/2030	5	5
	Edison International	5.450%	6/15/2029	5	5
	Edison International	7.875%	6/15/2054	3	3
	Emera US Finance LP	4.750%	6/15/2046	5	4
[4]	Enel Finance International NV	3.625%	5/25/2027	58	58
	Entergy Arkansas LLC	5.150%	1/15/2033	5	5
	Entergy Arkansas LLC	5.450%	6/1/2034	5	5
	Entergy Corp.	2.800%	6/15/2030	5	5
	Entergy Corp.	2.400%	6/15/2031	5	5
	Entergy Corp.	3.750%	6/15/2050	5	4
	Entergy Louisiana LLC	3.050%	6/1/2031	5	5
	Entergy Louisiana LLC	4.000%	3/15/2033	5	5
	Entergy Louisiana LLC	5.350%	3/15/2034	5	5
	Entergy Louisiana LLC	4.200%	9/1/2048	5	4
	Entergy Mississippi LLC	2.850%	6/1/2028	5	5
	Entergy Mississippi LLC	5.000%	9/1/2033	5	5
	Entergy Mississippi LLC	3.850%	6/1/2049	5	4
	Entergy Texas Inc.	3.550%	9/30/2049	5	4
	Entergy Texas Inc.	5.000%	9/15/2052	13	12
	Essential Utilities Inc.	4.800%	8/15/2027	5	5
	Essential Utilities Inc.	3.566%	5/1/2029	6	6
	Essential Utilities Inc.	5.375%	1/15/2034	5	5
	Essential Utilities Inc.	5.300%	5/1/2052	3	3
	EUSHI Finance Inc.	7.625%	12/15/2054	3	3
	EUSHI Finance Inc.	6.250%	4/1/2056	1	1
	Evergy Kansas Central Inc.	4.125%	3/1/2042	5	4
	Evergy Metro Inc.	5.300%	10/1/2041	5	5
[4]	Evergy Missouri West Inc.	5.150%	12/15/2027	5	5
	Eversource Energy	5.125%	5/15/2033	5	5
	Eversource Energy	5.950%	7/15/2034	5	5
	Exelon Corp.	5.125%	3/15/2031	5	5
	Exelon Corp.	5.300%	3/15/2033	5	5
	Exelon Corp.	5.600%	3/15/2053	5	5
[4]	Ferrellgas LP	5.875%	4/1/2029	2	2
[4]	Ferrellgas LP	9.250%	1/15/2031	2	2
[1]	FirstEnergy Corp.	3.400%	3/1/2050	5	3
[4]	FirstEnergy Transmission LLC	2.866%	9/15/2028	10	10
	FirstEnergy Transmission LLC	4.550%	1/15/2030	5	5
	Florida Power & Light Co.	4.625%	5/15/2030	5	5
	Florida Power & Light Co.	2.450%	2/3/2032	5	5
	Florida Power & Light Co.	5.300%	6/15/2034	5	5
	Florida Power & Light Co.	5.690%	3/1/2040	5	5
	Florida Power & Light Co.	3.150%	10/1/2049	5	3
	Florida Power & Light Co.	2.875%	12/4/2051	5	3
	Florida Power & Light Co.	5.700%	3/15/2055	5	5
	Georgia Power Co.	5.004%	2/23/2027	5	5
[1]	Georgia Power Co.	3.250%	3/15/2051	5	3
	Georgia Power Co.	5.125%	5/15/2052	5	5
[1]	Greenko Power II Ltd.	4.300%	12/13/2028	30	29
[4]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1	1
	Iberdrola International BV	6.750%	7/15/2036	5	6
[1]	Idaho Power Co.	4.200%	3/1/2048	5	4
	Indiana Michigan Power Co.	4.250%	8/15/2048	5	4
[4]	Indianapolis Power & Light Co.	5.650%	12/1/2032	5	5
	Interstate Power & Light Co.	4.100%	9/26/2028	5	5
	Interstate Power & Light Co.	3.600%	4/1/2029	5	5
	Interstate Power & Light Co.	2.300%	6/1/2030	5	5
	IPALCO Enterprises Inc.	4.250%	5/1/2030	5	5
[4]	ITC Holdings Corp.	5.650%	5/9/2034	5	5
[4]	Jersey Central Power & Light Co.	4.400%	1/15/2031	5	5
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	4	4
	Kentucky Utilities Co.	4.375%	10/1/2045	5	4
	Kentucky Utilities Co.	3.300%	6/1/2050	5	3
[4]	KeySpan Gas East Corp.	5.994%	3/6/2033	5	5
[4]	Leeward Renewable Energy Operations LLC	4.250%	7/1/2029	1	1
[4]	Liberty Utilities Co.	5.577%	1/31/2029	5	5
[4]	Lightning Power LLC	7.250%	8/15/2032	4	4
[4]	Long Ridge Energy LLC	8.750%	2/15/2032	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisville Gas & Electric Co.	5.450%	4/15/2033	5	5
[4]	Massachusetts Electric Co.	5.900%	11/15/2039	5	5
	MidAmerican Energy Co.	3.650%	4/15/2029	5	5
	MidAmerican Energy Co.	2.700%	8/1/2052	5	3
	MidAmerican Energy Co.	5.850%	9/15/2054	5	5
	Mississippi Power Co.	3.950%	3/30/2028	5	5
[4]	Narragansett Electric Co.	3.395%	4/9/2030	5	5
	National Fuel Gas Co.	2.950%	3/1/2031	5	5
	National Grid plc	5.418%	1/11/2034	5	5
[1]	National Rural Utilities Cooperative Finance Corp.	4.800%	2/5/2027	5	5
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	5	5
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	5	5
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	50	43
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	5	4
[1]	Nevada Power Co.	3.700%	5/1/2029	5	5
[1]	Nevada Power Co.	6.750%	7/1/2037	12	14
[4]	New York State Electric & Gas Corp.	5.850%	8/15/2033	5	5
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	55	56
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	5	5
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	5	5
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	5	5
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	5	5
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	88	94
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	5	5
[1]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	5	5
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	5	5
[4]	Niagara Mohawk Power Corp.	5.664%	1/17/2054	5	5
[4]	Niagara Mohawk Power Corp.	5.996%	7/3/2055	5	5
	NiSource Inc.	5.250%	3/30/2028	5	5
	NiSource Inc.	2.950%	9/1/2029	5	5
	NiSource Inc.	4.375%	5/15/2047	5	4
	NiSource Inc.	5.850%	4/1/2055	5	5
	Northern States Power Co.	5.100%	5/15/2053	5	5
	Northern States Power Co.	5.400%	3/15/2054	5	5
[4]	NRG Energy Inc.	5.250%	6/15/2029	3	3
[4]	NRG Energy Inc.	5.750%	7/15/2029	3	3
[4]	NRG Energy Inc.	3.625%	2/15/2031	8	8
[4]	NRG Energy Inc.	3.875%	2/15/2032	4	4
[4]	NRG Energy Inc.	7.000%	3/15/2033	5	6
[4]	NRG Energy Inc.	5.750%	1/15/2034	4	4
[4]	NRG Energy Inc.	6.000%	1/15/2036	7	7
	NSTAR Electric Co.	4.550%	6/1/2052	5	4
	Oglethorpe Power Corp.	4.500%	4/1/2047	5	4
	Oglethorpe Power Corp.	6.200%	12/1/2053	54	56
	Oglethorpe Power Corp.	5.800%	6/1/2054	5	5
	Ohio Power Co.	4.000%	6/1/2049	5	4
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	5	5
[4]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	5	5
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	10	8
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	100	77
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	5	3
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	5	4
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	5	5
	ONE Gas Inc.	4.500%	11/1/2048	5	4
	Pacific Gas & Electric Co.	2.100%	8/1/2027	5	5
	Pacific Gas & Electric Co.	3.000%	6/15/2028	5	5
	Pacific Gas & Electric Co.	3.750%	7/1/2028	5	5
	Pacific Gas & Electric Co.	6.100%	1/15/2029	5	5
	Pacific Gas & Electric Co.	4.200%	3/1/2029	5	5
	Pacific Gas & Electric Co.	4.550%	7/1/2030	5	5
	Pacific Gas & Electric Co.	2.500%	2/1/2031	5	5
	Pacific Gas & Electric Co.	3.250%	6/1/2031	5	5
	Pacific Gas & Electric Co.	5.800%	5/15/2034	5	5
	Pacific Gas & Electric Co.	5.700%	3/1/2035	5	5
	Pacific Gas & Electric Co.	4.500%	7/1/2040	5	4
	Pacific Gas & Electric Co.	3.300%	8/1/2040	5	4
	Pacific Gas & Electric Co.	4.950%	7/1/2050	5	4
	Pacific Gas & Electric Co.	3.500%	8/1/2050	5	3
	Pacific Gas & Electric Co.	6.750%	1/15/2053	5	5
	PacifiCorp	5.450%	2/15/2034	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	6.250%	10/15/2037	5	5
	PacifiCorp	2.900%	6/15/2052	5	3
	PacifiCorp	5.800%	1/15/2055	5	5
	PacifiCorp	7.375%	9/15/2055	3	3
[4]	Pattern Energy Operations LP	4.500%	8/15/2028	2	2
	PECO Energy Co.	5.650%	9/15/2055	5	5
	PG&E Corp.	5.000%	7/1/2028	11	11
	PG&E Corp.	5.250%	7/1/2030	2	2
	PG&E Corp.	7.375%	3/15/2055	4	4
[1]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	30	30
[1]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	20	20
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	5	5
	Potomac Electric Power Co.	4.150%	3/15/2043	5	4
	PPL Capital Funding Inc.	4.125%	4/15/2030	5	5
	PPL Electric Utilities Corp.	3.950%	6/1/2047	10	8
	Progress Energy Inc.	7.750%	3/1/2031	5	6
[1]	Promigas SA ESP	3.750%	10/16/2029	2	2
[4]	PSEG Power LLC	5.200%	5/15/2030	5	5
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	41	37
	Public Service Co. of Colorado	1.875%	6/15/2031	5	4
	Public Service Co. of Colorado	5.350%	5/15/2034	5	5
	Public Service Co. of Colorado	5.150%	9/15/2035	5	5
[1]	Public Service Co. of Colorado	6.250%	9/1/2037	5	5
	Public Service Co. of Colorado	3.600%	9/15/2042	17	13
	Public Service Co. of New Hampshire	5.350%	10/1/2033	5	5
	Public Service Co. of Oklahoma	5.200%	1/15/2035	5	5
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	5	5
[1]	Public Service Electric & Gas Co.	1.900%	8/15/2031	5	4
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	5	4
[1]	Public Service Electric & Gas Co.	2.700%	5/1/2050	5	3
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2055	5	5
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	5	5
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	5	5
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	50	51
	Puget Energy Inc.	4.100%	6/15/2030	5	5
	Puget Sound Energy Inc.	5.598%	9/15/2055	5	5
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	5	5
	San Diego Gas & Electric Co.	5.350%	4/1/2053	5	5
	Sempra	3.400%	2/1/2028	5	5
	Sempra	4.000%	2/1/2048	5	4
	Sempra	6.875%	10/1/2054	5	5
	Sempra	6.375%	4/1/2056	5	5
	Sierra Pacific Power Co.	6.200%	12/15/2055	10	10
	South Jersey Industries Inc.	5.020%	4/15/2031	1	1
	Southern California Edison Co.	4.875%	2/1/2027	5	5
	Southern California Edison Co.	5.850%	11/1/2027	10	10
[1]	Southern California Edison Co.	5.950%	2/1/2038	5	5
[1]	Southern California Edison Co.	3.600%	2/1/2045	10	7
	Southern California Edison Co.	4.000%	4/1/2047	5	4
[1]	Southern California Edison Co.	4.125%	3/1/2048	5	4
	Southern California Edison Co.	3.650%	2/1/2050	5	4
	Southern California Edison Co.	5.875%	12/1/2053	5	5
	Southern California Gas Co.	6.000%	6/15/2055	5	5
	Southern Co.	5.700%	3/15/2034	5	5
	Southern Co.	4.850%	3/15/2035	5	5
	Southern Co.	4.250%	7/1/2036	5	5
[1]	Southern Co.	6.375%	3/15/2055	5	5
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	10	10
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	5	5
[1]	Southern Power Co.	4.250%	10/1/2030	5	5
[1]	Southern Power Co.	4.900%	10/1/2035	5	5
	Southwest Gas Corp.	4.050%	3/15/2032	5	5
[1]	Southwestern Electric Power Co.	3.850%	2/1/2048	5	4
	Southwestern Electric Power Co.	3.250%	11/1/2051	5	3
	Southwestern Public Service Co.	3.700%	8/15/2047	5	4
[4]	Suburban Propane Partners LP	5.000%	6/1/2031	2	2
[4]	Suburban Propane Partners LP	6.500%	12/15/2035	2	2
[4]	Superior Plus LP	4.500%	3/15/2029	2	2
[4]	Talen Energy Supply LLC	8.625%	6/1/2030	3	3
[4]	Talen Energy Supply LLC	6.250%	2/1/2034	8	8

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Talen Energy Supply LLC	6.500%	2/1/2036	1	1
	Tampa Electric Co.	5.150%	3/1/2035	5	5
[4]	TerraForm Power Operating LLC	5.000%	1/31/2028	3	3
[4]	TerraForm Power Operating LLC	4.750%	1/15/2030	2	2
[4]	Topaz Solar Farms LLC	5.750%	9/30/2039	8	8
	TransAlta Corp.	6.500%	3/15/2040	1	1
	Tucson Electric Power Co.	3.250%	5/15/2032	5	5
	Union Electric Co.	3.500%	3/15/2029	10	10
	Union Electric Co.	5.250%	4/15/2035	5	5
	Union Electric Co.	3.250%	10/1/2049	10	7
	Union Electric Co.	3.900%	4/1/2052	5	4
	United Utilities plc	6.875%	8/15/2028	5	5
	Virginia Electric & Power Co.	8.875%	11/15/2038	5	7
	Virginia Electric & Power Co.	4.600%	12/1/2048	5	4
	Virginia Electric & Power Co.	5.450%	4/1/2053	5	5
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	5	5
[4]	Vistra Operations Co. LLC	4.375%	5/1/2029	2	2
[4]	Vistra Operations Co. LLC	7.750%	10/15/2031	16	17
[4]	Vistra Operations Co. LLC	6.875%	4/15/2032	2	2
[4]	Vistra Operations Co. LLC	5.700%	12/30/2034	5	5
[4]	VoltaGrid LLC	7.375%	11/1/2030	5	5
	WEC Energy Group Inc.	4.750%	1/15/2028	5	5
	Wisconsin Electric Power Co.	5.625%	5/15/2033	5	5
	Wisconsin Power & Light Co.	5.375%	3/30/2034	5	5
	Wisconsin Power & Light Co.	3.650%	4/1/2050	5	4
	Wisconsin Public Service Corp.	4.550%	12/1/2029	5	5
	Xcel Energy Inc.	3.400%	6/1/2030	5	5
	Xcel Energy Inc.	4.600%	6/1/2032	5	5
	Xcel Energy Inc.	5.500%	3/15/2034	5	5
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	2	2
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	3	3
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	2	2
[4]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	2	2
[4]	XPLR Infrastructure Operating Partners LP	7.750%	4/15/2034	3	3
					2,665
Total Corporate Bonds (Cost $31,442)					31,381
Sovereign Bonds (6.3%)
	African Development Bank	3.875%	6/12/2028	50	50
[1,4]	Airport Authority Hong Kong	4.750%	7/15/2028	10	10
[1,4]	Airport Authority Hong Kong	4.875%	7/15/2030	10	10
[1,4]	Airport Authority Hong Kong	5.125%	1/15/2035	8	9
[1,4]	Airport Authority Hong Kong	3.500%	1/12/2062	8	6
[1]	Argentine Republic	1.000%	7/9/2029	56	50
	Argentine Republic	1.000%	7/9/2029	24	16
[1]	Argentine Republic	0.750%	7/9/2030	20	17
	Argentine Republic	0.750%	7/9/2030	32	21
[1]	Argentine Republic	4.125%	7/9/2035	37	28
	Argentine Republic	4.125%	7/9/2035	15	11
[1]	Argentine Republic	5.000%	1/9/2038	15	12
	Argentine Republic	5.000%	1/9/2038	32	25
[1]	Argentine Republic	3.500%	7/9/2041	22	15
[1]	Argentine Republic	4.125%	7/9/2046	5	3
[1]	Asian Development Bank	3.125%	8/20/2027	50	50
[1]	Asian Development Bank	4.375%	1/14/2028	50	51
[1]	Asian Development Bank	3.750%	4/25/2028	50	50
[1]	Asian Development Bank	4.500%	8/25/2028	25	26
[1]	Asian Development Bank	4.125%	5/30/2030	50	51
	Asian Development Bank	4.375%	3/22/2035	25	25
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	50	50
[1]	Bermuda	4.750%	2/15/2029	10	10
[1,4]	BNG Bank NV	4.750%	2/1/2030	200	207
[1]	Bolivia Government Bond	4.500%	3/20/2028	3	3
[1]	Bolivia Government Bond	7.500%	3/2/2030	1	1
	Canadian Government Bond	4.000%	3/18/2030	50	51
[1]	Comision Federal de Electricidad	4.750%	2/23/2027	1	1
[1]	Comision Federal de Electricidad	4.688%	5/15/2029	5	5
[1]	Comision Federal de Electricidad	3.348%	2/9/2031	6	5
[1]	Comision Federal de Electricidad	3.875%	7/26/2033	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Comision Federal de Electricidad	5.750%	2/14/2042	2	2
[1]	Comision Federal de Electricidad	6.125%	6/16/2045	2	2
[1]	Comision Federal de Electricidad	4.677%	2/9/2051	2	2
[1]	Comision Federal de Electricidad	6.264%	2/15/2052	1	1
[1]	Commonwealth of the Bahamas	8.950%	10/15/2032	5	6
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	10	10
[1]	Corp. Nacional del Cobre de Chile	3.750%	1/15/2031	14	13
[1]	Corp. Nacional del Cobre de Chile	3.150%	1/15/2051	19	12
[1]	Dominican Republic	6.000%	7/19/2028	18	18
[1]	Dominican Republic	6.000%	2/22/2033	10	10
[1]	Dominican Republic	6.950%	3/15/2037	10	11
[1]	Dominican Republic	6.850%	1/27/2045	5	5
[1]	Dominican Republic	5.875%	1/30/2060	10	9
	Ecopetrol SA	8.625%	1/19/2029	2	2
	Ecopetrol SA	6.875%	4/29/2030	6	6
	Ecopetrol SA	4.625%	11/2/2031	4	4
	Ecopetrol SA	7.750%	2/1/2032	3	3
	Ecopetrol SA	8.875%	1/13/2033	7	8
	Ecopetrol SA	8.375%	1/19/2036	6	6
	Ecopetrol SA	7.375%	9/18/2043	3	3
	Ecopetrol SA	5.875%	5/28/2045	6	4
	Ecopetrol SA	5.875%	11/2/2051	1	1
[1,4]	Electricite de France SA	6.950%	1/26/2039	50	56
[1]	Emirate of Abu Dhabi United Arab Emirates	1.625%	6/2/2028	275	261
[1]	Empresa de Transmision Electrica SA	5.125%	5/2/2049	15	12
[1]	Empresas Publicas de Medellin ESP	4.250%	7/18/2029	2	2
	Equinor ASA	3.125%	4/6/2030	50	48
	Equinor ASA	4.750%	11/14/2035	25	25
	European Investment Bank	3.875%	3/15/2028	50	50
	European Investment Bank	4.000%	2/15/2029	50	51
	European Investment Bank	1.750%	3/15/2029	50	47
	European Investment Bank	4.500%	3/14/2030	50	52
	European Investment Bank	3.625%	7/15/2030	50	50
	European Investment Bank	4.250%	8/16/2032	50	51
[6]	Export Development Canada	4.125%	2/13/2029	50	51
[1]	Export-Import Bank of India	3.250%	1/15/2030	55	53
[1]	Export-Import Bank of India	2.250%	1/13/2031	5	5
	Export-Import Bank of Korea	2.375%	4/21/2027	64	63
	Export-Import Bank of Korea	1.375%	2/9/2031	10	9
	Export-Import Bank of Korea	5.125%	1/11/2033	60	63
	Export-Import Bank of Korea	5.125%	9/18/2033	10	11
[1,4]	Federal Republic of Nigeria	9.130%	1/13/2046	10	11
	Federative Republic of Brazil	10.125%	5/15/2027	25	27
[1]	Federative Republic of Brazil	4.500%	5/30/2029	8	8
	Federative Republic of Brazil	3.875%	6/12/2030	20	19
	Federative Republic of Brazil	6.250%	3/18/2031	10	10
	Federative Republic of Brazil	6.125%	1/22/2032	12	12
	Federative Republic of Brazil	8.250%	1/20/2034	10	12
	Federative Republic of Brazil	6.625%	3/15/2035	15	15
	Federative Republic of Brazil	5.000%	1/27/2045	10	8
	Federative Republic of Brazil	7.125%	5/13/2054	2	2
	Federative Republic of Brazil	7.250%	1/12/2056	20	20
[1]	Grupo Energia Bogota SA ESP	4.875%	5/15/2030	5	5
[1,4]	Hong Kong Government International Bond	4.500%	1/11/2028	12	12
[1,4]	Hong Kong Government International Bond	4.125%	6/10/2030	10	10
[1,4]	Hong Kong Government International Bond	2.375%	2/2/2051	15	10
	Inter-American Development Bank	2.250%	6/18/2029	50	48
	Inter-American Development Bank	4.500%	2/15/2030	50	51
[1]	Inter-American Development Bank	1.125%	1/13/2031	50	44
	International Bank for Reconstruction & Development	3.500%	7/12/2028	50	50
	International Bank for Reconstruction & Development	4.125%	3/20/2030	50	51
	International Bank for Reconstruction & Development	3.500%	10/28/2030	50	49
	International Bank for Reconstruction & Development	4.750%	11/14/2033	50	52
	International Bank for Reconstruction & Development	4.375%	8/27/2035	50	51
[1,4]	International Development Association	4.375%	6/11/2029	50	51
[1,4]	International Development Association	3.875%	9/17/2032	50	50
[1]	International Finance Corp.	4.500%	1/21/2028	50	51
	Jamaica Government Bond	8.000%	3/15/2039	8	10
[7]	Japan Bank for International Cooperation	1.250%	1/21/2031	200	175
[8]	KFW	3.000%	5/20/2027	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	KFW	4.000%	3/15/2029	50	51
[8]	KFW	4.375%	2/28/2034	50	51
[1]	Kingdom of Saudi Arabia	4.375%	4/16/2029	270	272
	Korea Development Bank	1.375%	4/25/2027	20	19
	Korea Development Bank	5.625%	10/23/2033	20	22
[1]	Korea Gas Corp.	3.125%	7/20/2027	8	8
[1]	Korea National Oil Corp.	1.625%	10/5/2030	17	15
[1]	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.375%	10/12/2028	50	47
[1,8]	Landwirtschaftliche Rentenbank	1.000%	2/25/2028	50	47
[1,8]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	50	50
[1,5]	Lebanon Government Bond	6.850%	3/23/2027	2	—
[1,5]	Lebanon Government Bond	6.750%	11/29/2027	2	—
[1,5]	Lebanon Government Bond	6.650%	11/3/2028	1	—
[1,5]	Lebanon Government Bond	6.850%	5/25/2029	2	—
[1,5]	Lebanon Government Bond	6.650%	2/26/2030	2	—
[1,5]	Lebanon Government Bond	7.000%	3/23/2032	1	—
[1,5]	Lebanon Government Bond	7.050%	11/2/2035	1	—
[1,5]	Lebanon Government Bond	7.250%	3/23/2037	1	—
[1]	MTR Corp. Ltd.	1.625%	8/19/2030	200	181
[1]	New Development Bank	4.375%	3/31/2028	200	203
[1,9]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	50	51
[1]	Oriental Republic of Uruguay	5.750%	10/28/2034	10	11
[1]	Oriental Republic of Uruguay	4.125%	11/20/2045	3	3
[1]	Paraguay Government Bond	6.000%	2/9/2036	9	10
[1]	People's Republic of China	4.250%	11/20/2029	20	21
[1]	Pertamina Persero PT	3.100%	8/27/2030	4	4
[1]	Pertamina Persero PT	2.300%	2/9/2031	20	18
[1]	Pertamina Persero PT	6.000%	5/3/2042	5	5
[1]	Pertamina Persero PT	4.150%	2/25/2060	3	2
[1]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	26	26
[1]	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/2051	6	4
[1]	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/2054	200	200
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.375%	1/25/2029	10	10
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/2030	20	19
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.250%	10/24/2042	5	5
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	6.250%	1/25/2049	20	20
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875%	7/17/2049	5	4
[1]	Petroleos del Peru SA	4.750%	6/19/2032	5	4
[1]	Petroleos del Peru SA	5.625%	6/19/2047	8	5
	Petroleos Mexicanos	6.500%	3/13/2027	20	20
	Petroleos Mexicanos	5.350%	2/12/2028	15	15
	Petroleos Mexicanos	6.500%	1/23/2029	16	16
	Petroleos Mexicanos	5.950%	1/28/2031	10	10
	Petroleos Mexicanos	6.700%	2/16/2032	18	18
	Petroleos Mexicanos	10.000%	2/7/2033	7	8
	Petroleos Mexicanos	6.500%	6/2/2041	10	9
	Petroleos Mexicanos	5.500%	6/27/2044	4	3
	Petroleos Mexicanos	6.375%	1/23/2045	10	8
	Petroleos Mexicanos	6.750%	9/21/2047	12	10
	Petroleos Mexicanos	7.690%	1/23/2050	15	13
[1]	Power Finance Corp. Ltd.	6.150%	12/6/2028	5	5
[1]	Power Finance Corp. Ltd.	3.950%	4/23/2030	5	5
	Province of Alberta	1.300%	7/22/2030	50	45
	Province of British Columbia	3.900%	8/27/2030	50	50
	Province of Manitoba	4.900%	5/31/2034	50	52
	Province of Ontario	4.450%	11/20/2035	50	50
	Province of Quebec	3.625%	4/13/2028	50	50
[1]	Provincia de Buenos Aires	5.875%	9/1/2037	3	2
[1]	Provincia de Buenos Aires	6.625%	9/1/2037	18	14
[1]	Republic of Bulgaria	5.000%	3/5/2037	4	4
[1]	Republic of Chile	3.240%	2/6/2028	50	49
[1]	Republic of Chile	3.500%	1/31/2034	20	18
[1]	Republic of Colombia	3.875%	4/25/2027	17	17
[1]	Republic of Colombia	3.000%	1/30/2030	8	7
[1]	Republic of Colombia	3.125%	4/15/2031	8	7
[1]	Republic of Colombia	7.500%	2/2/2034	10	10
[1]	Republic of Colombia	7.750%	11/7/2036	8	8
[1]	Republic of Colombia	8.750%	11/14/2053	8	9
	Republic of Costa Rica	6.125%	2/19/2031	2	2
	Republic of Costa Rica	6.550%	4/3/2034	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Costa Rica	5.625%	4/30/2043	1	1
	Republic of Costa Rica	7.000%	4/4/2044	2	2
	Republic of Costa Rica	7.158%	3/12/2045	2	2
	Republic of Costa Rica	7.300%	11/13/2054	2	2
[1]	Republic of Ecuador	0.000%	7/31/2030	1	1
[1]	Republic of Ecuador	6.900%	7/31/2030	4	4
[1]	Republic of Ecuador	6.900%	7/31/2035	10	9
[1]	Republic of Ecuador	5.000%	7/31/2040	4	3
[1]	Republic of El Salvador	8.625%	2/28/2029	11	12
[1]	Republic of El Salvador	7.650%	6/15/2035	7	7
[1]	Republic of El Salvador	7.625%	2/1/2041	1	1
[1]	Republic of El Salvador	7.125%	1/20/2050	1	1
[1]	Republic of El Salvador	9.500%	7/15/2052	3	3
[1]	Republic of Ghana	5.000%	7/3/2029	5	5
[1]	Republic of Ghana	0.000%	1/3/2030	2	1
[1]	Republic of Ghana	5.000%	7/3/2035	6	6
[1]	Republic of Ghana	1.500%	1/3/2037	2	1
[1]	Republic of Guatemala	4.375%	6/5/2027	12	12
[1]	Republic of Guatemala	4.875%	2/13/2028	2	2
[1]	Republic of Guatemala	5.250%	8/10/2029	1	1
[1]	Republic of Guatemala	4.900%	6/1/2030	1	1
[1]	Republic of Guatemala	6.050%	8/6/2031	1	1
[1]	Republic of Guatemala	5.375%	4/24/2032	1	1
[1]	Republic of Guatemala	7.050%	10/4/2032	1	1
[1]	Republic of Guatemala	3.700%	10/7/2033	16	14
[1]	Republic of Guatemala	6.600%	6/13/2036	2	2
[1]	Republic of Guatemala	6.550%	2/6/2037	7	7
[1]	Republic of Guatemala	4.650%	10/7/2041	1	1
[1]	Republic of Guatemala	6.125%	6/1/2050	3	3
[1]	Republic of Honduras	5.625%	6/24/2030	5	5
[1]	Republic of Honduras	8.625%	11/27/2034	2	2
[1]	Republic of Hungary	7.625%	3/29/2041	20	23
[1]	Republic of Indonesia	3.850%	7/18/2027	3	3
	Republic of Indonesia	3.500%	1/11/2028	10	10
	Republic of Indonesia	4.100%	4/24/2028	3	3
	Republic of Indonesia	4.750%	2/11/2029	4	4
[1]	Republic of Indonesia	2.150%	7/28/2031	5	4
[1]	Republic of Indonesia	4.650%	9/20/2032	4	4
[1]	Republic of Indonesia	4.850%	1/11/2033	5	5
[1]	Republic of Indonesia	4.750%	9/10/2034	5	5
[1]	Republic of Indonesia	8.500%	10/12/2035	5	6
[1]	Republic of Indonesia	6.625%	2/17/2037	2	2
[1]	Republic of Indonesia	7.750%	1/17/2038	3	4
[1]	Republic of Indonesia	5.250%	1/17/2042	3	3
[1]	Republic of Indonesia	6.750%	1/15/2044	3	3
[1]	Republic of Indonesia	5.125%	1/15/2045	5	5
[1]	Republic of Indonesia	5.950%	1/8/2046	2	2
[1]	Republic of Indonesia	5.250%	1/8/2047	2	2
[1]	Republic of Indonesia	4.750%	7/18/2047	7	7
	Republic of Indonesia	4.350%	1/11/2048	5	4
	Republic of Indonesia	3.700%	10/30/2049	4	3
	Republic of Indonesia	3.500%	2/14/2050	5	4
	Republic of Indonesia	4.200%	10/15/2050	2	2
	Republic of Indonesia	3.050%	3/12/2051	3	2
[1]	Republic of Indonesia	4.300%	3/31/2052	6	5
[1]	Republic of Indonesia	5.450%	9/20/2052	1	1
[1]	Republic of Indonesia	5.650%	1/11/2053	1	1
[1]	Republic of Indonesia	5.100%	2/10/2054	3	3
[1]	Republic of Indonesia	5.150%	9/10/2054	5	5
[1]	Republic of Indonesia	3.200%	9/23/2061	1	1
	Republic of Indonesia	4.450%	4/15/2070	1	1
	Republic of Indonesia	3.350%	3/12/2071	1	1
[1]	Republic of Italy	5.375%	6/15/2033	25	26
	Republic of Korea	2.750%	1/19/2027	5	5
	Republic of Korea	3.500%	9/20/2028	60	60
	Republic of Korea	2.500%	6/19/2029	5	5
	Republic of Korea	4.500%	7/3/2029	19	19
	Republic of Korea	1.000%	9/16/2030	5	4
	Republic of Korea	1.750%	10/15/2031	5	4
	Republic of Korea	3.875%	9/20/2048	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Panama	8.875%	9/30/2027	2	2
[1]	Republic of Panama	3.875%	3/17/2028	3	3
	Republic of Panama	9.375%	4/1/2029	2	2
[1]	Republic of Panama	3.160%	1/23/2030	3	3
[1]	Republic of Panama	7.500%	3/1/2031	2	2
[1]	Republic of Panama	2.252%	9/29/2032	4	3
[1]	Republic of Panama	3.298%	1/19/2033	2	2
[1]	Republic of Panama	6.400%	2/14/2035	4	4
[1]	Republic of Panama	6.700%	1/26/2036	4	4
[1]	Republic of Panama	6.875%	1/31/2036	2	2
[1]	Republic of Panama	8.000%	3/1/2038	2	2
[1]	Republic of Panama	4.500%	5/15/2047	2	2
[1]	Republic of Panama	4.500%	4/16/2050	4	3
[1]	Republic of Panama	4.300%	4/29/2053	3	2
[1]	Republic of Panama	6.853%	3/28/2054	2	2
[1]	Republic of Panama	4.500%	4/1/2056	4	3
[1]	Republic of Panama	7.875%	3/1/2057	5	6
[1]	Republic of Panama	3.870%	7/23/2060	5	3
	Republic of Peru	4.125%	8/25/2027	17	17
[1]	Republic of Peru	5.375%	2/8/2035	10	10
[1]	Republic of Peru	6.200%	6/30/2055	15	15
[1]	Republic of Poland	5.500%	11/16/2027	3	3
[1]	Republic of Poland	4.625%	3/18/2029	3	3
[1]	Republic of Poland	4.875%	2/12/2030	6	6
[1]	Republic of Poland	5.750%	11/16/2032	5	5
[1]	Republic of Poland	4.875%	10/4/2033	5	5
[1]	Republic of Poland	5.125%	9/18/2034	6	6
[1]	Republic of Poland	5.375%	2/12/2035	6	6
[1]	Republic of Poland	5.500%	4/4/2053	5	5
[1]	Republic of Poland	5.500%	3/18/2054	10	10
[1]	Republic of Romania	3.000%	2/27/2027	2	2
[1]	Republic of Romania	5.250%	11/25/2027	2	2
[1]	Republic of Romania	6.625%	2/17/2028	2	2
[1]	Republic of Romania	5.875%	1/30/2029	4	4
[1]	Republic of Romania	5.750%	9/16/2030	4	4
[1]	Republic of Romania	3.000%	2/14/2031	2	2
[1]	Republic of Romania	3.625%	3/27/2032	2	2
[1]	Republic of Romania	7.125%	1/17/2033	2	2
[1]	Republic of Romania	6.375%	1/30/2034	4	4
[1]	Republic of Romania	6.000%	5/25/2034	2	2
[1]	Republic of Romania	5.750%	3/24/2035	4	4
[1]	Republic of Romania	6.625%	5/16/2036	2	2
[1]	Republic of Romania	7.500%	2/10/2037	2	2
[1]	Republic of Romania	6.125%	1/22/2044	2	2
[1]	Republic of Romania	5.125%	6/15/2048	2	2
[1]	Republic of Romania	4.000%	2/14/2051	4	3
[1]	Republic of Romania	7.625%	1/17/2053	2	2
[1]	Republic of South Africa	4.850%	9/27/2027	8	8
[1]	Republic of South Africa	4.300%	10/12/2028	8	8
[1]	Republic of South Africa	4.850%	9/30/2029	5	5
[1]	Republic of South Africa	5.875%	6/22/2030	5	5
[1]	Republic of South Africa	5.875%	4/20/2032	5	5
[1]	Republic of South Africa	6.125%	12/11/2037	8	8
[1]	Republic of South Africa	6.250%	3/8/2041	3	3
[1]	Republic of South Africa	5.375%	7/24/2044	2	2
[1]	Republic of South Africa	5.000%	10/12/2046	2	2
[1]	Republic of South Africa	5.650%	9/27/2047	3	3
[1]	Republic of South Africa	6.300%	6/22/2048	1	1
[1]	Republic of South Africa	5.750%	9/30/2049	5	4
[1]	Republic of South Africa	7.300%	4/20/2052	3	3
[1]	Republic of Sri Lanka	4.000%	4/15/2028	2	2
[1]	Republic of Sri Lanka	3.100%	1/15/2030	2	2
[1]	Republic of Sri Lanka	3.350%	3/15/2033	3	3
[1]	Republic of Sri Lanka	3.600%	6/15/2035	2	2
[1]	Republic of Sri Lanka	3.600%	5/15/2036	1	1
[1]	Republic of Sri Lanka	3.600%	2/15/2038	3	3
	Republic of the Philippines	4.625%	7/17/2028	10	10
	Republic of the Philippines	9.500%	2/2/2030	10	12
	Republic of the Philippines	1.648%	6/10/2031	10	9
	Republic of the Philippines	3.556%	9/29/2032	10	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	6.375%	10/23/2034	10	11
	Republic of the Philippines	2.950%	5/5/2045	5	4
	Republic of the Philippines	5.950%	10/13/2047	5	5
	Republic of the Philippines	5.900%	2/4/2050	8	8
[1]	Republic of Trinidad & Tobago	6.400%	6/26/2034	5	5
[1]	Republic of Turkiye	6.000%	3/25/2027	7	7
[1]	Republic of Turkiye	8.600%	9/24/2027	10	11
[1]	Republic of Turkiye	9.875%	1/15/2028	55	60
[1]	Republic of Turkiye	5.125%	2/17/2028	5	5
[1]	Republic of Turkiye	6.125%	10/24/2028	4	4
[1]	Republic of Turkiye	9.375%	3/14/2029	5	6
[1]	Republic of Turkiye	7.625%	4/26/2029	4	4
[1]	Republic of Turkiye	11.875%	1/15/2030	11	14
[1]	Republic of Turkiye	5.250%	3/13/2030	5	5
	Republic of Turkiye	9.125%	7/13/2030	4	5
[1]	Republic of Turkiye	5.950%	1/15/2031	4	4
[1]	Republic of Turkiye	5.875%	6/26/2031	3	3
[1]	Republic of Turkiye	7.125%	2/12/2032	4	4
	Republic of Turkiye	7.250%	5/29/2032	3	3
	Republic of Turkiye	7.125%	7/17/2032	3	3
[1]	Republic of Turkiye	9.375%	1/19/2033	25	30
[1]	Republic of Turkiye	6.500%	9/20/2033	4	4
[1]	Republic of Turkiye	8.000%	2/14/2034	12	13
[1]	Republic of Turkiye	7.625%	5/15/2034	4	4
	Republic of Turkiye	6.500%	1/3/2035	5	5
	Republic of Turkiye	6.950%	9/16/2035	3	3
[1]	Republic of Turkiye	6.875%	3/17/2036	12	12
	Republic of Turkiye	6.800%	11/4/2036	3	3
[1]	Republic of Turkiye	7.250%	3/5/2038	9	10
[1]	Republic of Turkiye	6.750%	5/30/2040	4	4
[1]	Republic of Turkiye	6.000%	1/14/2041	4	4
[1]	Republic of Turkiye	4.875%	4/16/2043	4	3
[1]	Republic of Turkiye	6.625%	2/17/2045	4	4
[1]	Republic of Turkiye	5.750%	5/11/2047	5	4
[1,4]	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/2042	2	2
[1]	Sinopec Group Overseas Development 2015 Ltd.	4.100%	4/28/2045	2	2
[1]	Sinopec Group Overseas Development 2017 Ltd.	3.625%	4/12/2027	2	2
[1]	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/2027	2	2
[1]	Sinopec Group Overseas Development 2017 Ltd.	4.250%	4/12/2047	2	2
[1]	Sinopec Group Overseas Development 2018 Ltd.	2.950%	8/8/2029	3	3
[1]	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/2030	2	2
[1]	Sinopec Group Overseas Development 2018 Ltd.	2.300%	1/8/2031	2	2
[1]	Sinopec Group Overseas Development 2018 Ltd.	3.440%	11/12/2049	2	2
[1,4]	State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/2043	10	9
[1]	State of Israel	3.250%	1/17/2028	2	2
[1]	State of Israel	5.375%	3/12/2029	3	3
[1]	State of Israel	2.500%	1/15/2030	2	2
[1]	State of Israel	5.375%	2/19/2030	4	4
[1]	State of Israel	2.750%	7/3/2030	68	63
[1]	State of Israel	4.500%	1/17/2033	3	3
[1]	State of Israel	5.500%	3/12/2034	5	5
[1]	State of Israel	5.625%	2/19/2035	4	4
[1]	State of Israel	4.500%	1/30/2043	3	3
[1]	State of Israel	4.125%	1/17/2048	2	2
[1]	State of Israel	3.375%	1/15/2050	3	2
[1]	State of Israel	3.875%	7/3/2050	3	2
[1]	State of Israel	5.750%	3/12/2054	10	10
[1]	State of Israel	4.500%	4/3/2120	2	2
[1,4]	State of Qatar	9.750%	6/15/2030	75	92
[1,4]	State of Qatar	6.400%	1/20/2040	15	17
[1,4]	State of Qatar	5.750%	1/20/2042	50	54
[1]	Suriname Government Bond	7.700%	11/6/2030	2	2
[1,4]	Suriname Government Bond	8.500%	11/6/2035	1	1
[1]	Ukraine Government Bond	4.500%	2/1/2029	2	2
[1]	Ukraine Government Bond	0.000%	2/1/2030	3	2
[1]	Ukraine Government Bond	0.000%	2/1/2034	3	1
[1]	Ukraine Government Bond	4.500%	2/1/2034	5	3
[1]	Ukraine Government Bond	0.000%	2/1/2035	2	1
[1]	Ukraine Government Bond	4.500%	2/1/2035	4	2
[1]	Ukraine Government Bond	0.000%	2/1/2036	2	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ukraine Government Bond	4.500%	2/1/2036	4	2
[1]	United Mexican States	5.400%	2/9/2028	35	36
[1]	United Mexican States	5.000%	5/7/2029	10	10
[1]	United Mexican States	3.250%	4/16/2030	10	9
[1]	United Mexican States	2.659%	5/24/2031	10	9
[1]	United Mexican States	5.850%	7/2/2032	12	12
[1]	United Mexican States	5.375%	3/22/2033	6	6
[1]	United Mexican States	7.500%	4/8/2033	5	6
[1]	United Mexican States	4.875%	5/19/2033	5	5
[1]	United Mexican States	3.500%	2/12/2034	5	4
[1]	United Mexican States	6.350%	2/9/2035	5	5
[1]	United Mexican States	5.625%	9/22/2035	5	5
[1]	United Mexican States	6.000%	5/7/2036	56	57
[1]	United Mexican States	6.875%	5/13/2037	6	6
[1]	United Mexican States	6.625%	1/29/2038	10	10
	United Mexican States	6.050%	1/11/2040	4	4
[1]	United Mexican States	4.280%	8/14/2041	4	3
[1]	United Mexican States	4.750%	3/8/2044	6	5
	United Mexican States	4.600%	1/23/2046	4	3
	United Mexican States	4.350%	1/15/2047	2	2
[1]	United Mexican States	4.500%	1/31/2050	13	10
[1]	United Mexican States	5.000%	4/27/2051	4	3
[1]	United Mexican States	4.400%	2/12/2052	18	13
[1]	United Mexican States	6.338%	5/4/2053	5	5
[1]	United Mexican States	7.375%	5/13/2055	44	47
[1]	United Mexican States	3.771%	5/24/2061	5	3
[1]	YPF SA	8.750%	9/11/2031	8	8
[1]	YPF SA	8.250%	1/17/2034	10	10
Total Sovereign Bonds (Cost $6,417)					6,405
Taxable Municipal Bonds (0.2%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	10	11
	California GO	4.350%	11/1/2032	50	50
	California GO	7.500%	4/1/2034	5	6
	California GO	7.550%	4/1/2039	5	6
	California GO	7.600%	11/1/2040	15	18
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	5	5
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	10	9
[10]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	5	4
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	10	11
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	10	7
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	25	26
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	5	6
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	5	6
	New York City NY GO	6.271%	12/1/2037	5	5
	New York City NY GO	5.828%	10/1/2053	5	5
	New York City NY GO	5.935%	2/1/2055	5	5
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	5	5
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	5	5
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	5	4
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	10	10
	Texas GO	5.517%	4/1/2039	5	5
	University of California Revenue	4.858%	5/15/2112	5	4
	University of Michigan Revenue	4.454%	4/1/2122	10	8
	University of Texas Financing System Revenue	2.439%	8/15/2049	5	3
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	15	15
Total Taxable Municipal Bonds (Cost $241)					239
				Shares
Common Stocks (2.0%)
Exchange-Traded Fund (2.0%)
	iShares J.P. Morgan USD Emerging Markets Bond ETF (Cost $1,980)			20,572	1,981

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (6.4%)
Money Market Fund (6.4%)
[11]	Vanguard Market Liquidity Fund (Cost $6,447)	3.780%	64,475	6,448
Total Investments (105.1%) (Cost $106,456)				106,299
Other Assets and Liabilities—Net (-5.1%)				(5,138)
Net Assets (100%)				101,161
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $7,596, representing 7.5% of net assets.
5	Non-income-producing security—security in default.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Guaranteed by the Republic of Austria.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
UMBS—Uniform Mortgage-Backed Securities.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at December 31, 2025.
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	58,237	—	58,237
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,608	—	1,608
Corporate Bonds	—	31,381	—	31,381
Sovereign Bonds	—	6,405	—	6,405
Taxable Municipal Bonds	—	239	—	239
Common Stocks	1,981	—	—	1,981
Temporary Cash Investments	6,448	—	—	6,448
Total	8,429	97,870	—	106,299